Shareholder Report		12 Months Ended
	Nov. 01, 2024	Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		abrdn Funds
Entity Central Index Key		0001413594
Entity Investment Company Type		N-1A
Document Period End Date		Oct. 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000235898
Shareholder Report [Line Items]
Fund Name		abrdn EM SMA Completion Fund
Class Name		Institutional Class
Trading Symbol		ASEMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn EM SMA Completion Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$0	0.00%

Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI Emerging Markets Index (Net TR) (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period. The Fund is a “completion fund,” meaning that it is intended to be used as part of a broader investment program by certain separately managed account clients. It's important to note that investors cannot invest directly in an index.

What contributed to performance?

The South Korean market saw an accelerating rally amid renewed investor confidence in artificial intelligence (AI) infrastructure spending, rising expectations of commercial code reform, and political normalization after the election of a new president. HD Korea Shipbuilding & Offshore Engineering re-rated on improved competitiveness versus Chinese rivals following U.S. tariffs. The shipbuilder extended gains towards the period-end following a new U.S.-Korea trade deal. Positivity around the country’s dominance in the high bandwidth memory space helped lead SK Hynix and Samsung Electronics higher. Our technology holdings in Taiwan, which had a difficult first quarter in 2025, also rebounded on renewed AI enthusiasm. Standout performers included Accton Technology and Chroma ATE. Likewise, AI-related names in China benefitted from wider AI trends, supported by Beijing’s localization push. We continue to maintain a diversified exposure across the AI supply chain, from semiconductor manufacturing and design to more data center-orientated names. Grupo Mexico was another bright spot. The copper miner rallied on rising copper demand, driven by electrification of the energy mix and increasing energy demand from data center growth. While some holdings in India faced headwinds, our underweight position led to a positive contribution overall. We believe earnings have now begun to turn a corner in India and consumption-boosting measures have been introduced. This provides a more constructive outlook for India going forward.

What detracted from performance?

At the stock level, the exposure to InPost was among the main negatives as the Dutch-listed Polish logistics company fell amid growing signs that its key customer Allegro would be able to operate without it in Poland. We will continue to monitor the situation carefully. From a country perspective, China was the main drag on relative gains, though performance picked up markedly in the final few months. Skincare product maker Giant Biogene, a relatively new introduction, sold off owing to slightly weaker Singles’ Day sales and some poor publicity for one of its products. However, the firm also received approval for a new injectable product, offering some positive news at the period-end. Elsewhere in China, holding Nari Technology and Aier Eye Hospital also detracted from performance as their share prices weakened over the 12 months.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Institutional Class	MSCI Emerging Markets Index (Net TR)
01/27/23	$10,000	$10,000
01/31/23	$9,780	$10,000
02/28/23	$9,030	$9,352
03/31/23	$9,320	$9,635
04/30/23	$9,200	$9,526
05/31/23	$8,810	$9,366
06/30/23	$9,030	$9,721
07/31/23	$9,440	$10,326
08/31/23	$8,760	$9,690
09/30/23	$8,490	$9,437
10/31/23	$8,120	$9,070
11/30/23	$8,930	$9,796
12/31/23	$9,412	$10,179
01/31/24	$8,603	$9,706
02/29/24	$9,048	$10,168
03/31/24	$9,139	$10,420
04/30/24	$8,775	$10,467
05/31/24	$8,603	$10,526
06/30/24	$8,815	$10,941
07/31/24	$9,109	$10,974
08/31/24	$8,937	$11,151
09/30/24	$9,250	$11,895
10/31/24	$8,704	$11,366
11/30/24	$8,644	$10,958
12/31/24	$8,513	$10,943
01/31/25	$8,574	$11,138
02/28/25	$8,380	$11,192
03/31/25	$8,452	$11,263
04/30/25	$8,666	$11,411
05/31/25	$9,032	$11,898
06/30/25	$9,847	$12,614
07/31/25	$10,061	$12,859
08/31/25	$10,651	$13,024
09/30/25	$11,700	$13,956
10/31/25	$12,525	$14,539

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception (1/27/23)
Institutional Class	43.89%	8.49%
MSCI Emerging Markets Index (Net TR)	27.91%	14.58%

Performance Inception Date		Jan. 27, 2023
No Deduction of Taxes [Text Block]

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

AssetsNet		$ 527,317
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		44.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of October 31, 2025

Total Net Assets	$527,317
Total Number of Portfolio Holdings	36
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$0

Holdings [Text Block]	Geographic Allocation (% of total net assets)
South Korea	25.9%
China	15.0%
India	13.6%
Mexico	10.3%
Taiwan	8.5%
Brazil	5.7%
United Arab Emirates	5.2%
Saudi Arabia	4.2%
Indonesia	4.1%
Poland	2.4%
Greece	2.3%
Other	2.8%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Samsung Electronics Co. Ltd.	11.1%
Grupo Mexico SAB de CV	8.3%
SK Hynix, Inc.	7.8%
Contemporary Amperex Technology Co. Ltd., Class A	5.0%
Mahindra & Mahindra Ltd.	4.8%
Al Rajhi Bank	4.2%
Telkom Indonesia Persero Tbk. PT	4.1%
Larsen & Toubro Ltd.	3.5%
UltraTech Cement Ltd.	3.3%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000254923
Shareholder Report [Line Items]
Fund Name		abrdn Emerging Markets Dividend Active ETF
Trading Symbol		AGEM
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Emerging Markets Dividend Active ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 844-383-7289.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		844-383-7289
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
abrdn Emerging Markets Dividend Active ETF	$87	0.74%

Expenses Paid, Amount		$ 87
Expense Ratio, Percent		0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI Emerging Markets Index (Net TR) (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period. It's important to note that investors cannot invest directly in an index.

What contributed to performance?

At the stock level, Grupo Mexico was the top contributor to relative gains. The copper miner rallied on rising copper demand, driven by electrification of the energy mix and increasing energy demand from data center growth. All our holdings in Mexico added value. Our conviction led us to maintain our positions through the volatility at the start of the year. The Fund’s technology holdings, which had a difficult first quarter in 2025, rebounded on renewed investor confidence in artificial intelligence (AI) infrastructure spending. Standout performers included Chroma ATE and Samsung Electronics. We continue to maintain a diversified exposure across the AI supply chain, from semiconductor manufacturing and design to more data centre-orientated names. Separately, HD Korea Shipbuilding & Offshore Engineering re-rated on improved competitiveness versus Chinese rivals following U.S. tariffs. The shipbuilder extended gains towards the period-end following a new U.S.-Korea trade deal. Another bright spot was Lion Finance, formerly known as Bank of Georgia. The lender was buoyed by favorable economic conditions for credit growth, while investors also welcomed its share buyback program. While China detracted overall, not holding Chinese online food delivery platform Meituan, which fell amid intensifying competition in e-commerce and services, proved positive.

What detracted from performance?

The Indian market faced headwinds as punitive U.S. tariffs compounded worries over slowing growth, soft earnings, and stretched valuations. Our underweight to the market was additive, but the exposure to the iShares MSCI India ETF and IT services provider Infosys were among the largest detractors from relative returns. During the period, the Fund received the necessary regulatory approvals to purchase Indian equities. As a result, we exited the iShares MSCI India ETF and Infosys to allocate into our preferred holdings. Corporate earnings in India have now begun to turn a corner and consumption-boosting measures have been introduced. These developments provide a better outlook for India and our investments there going forward. In Indonesia, Bank Mandiri and Bank Rakyat declined amid economic concerns and policy uncertainty under President Prabowo’s administration. The lenders were also hurt by low funding liquidity, though these concerns later eased following the government’s injection of deposits into the banking system. Chinese alcoholic beverage producer Wuliangye Yibin was another notable laggard. Softening consumer sentiment, alongside Beijing’s anti-extravagance policy, hurt the name as its luxury product offering saw reduced demand.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	abrdn Emerging Markets Dividend Active ETF (NAV)	MSCI Emerging Markets Index (Net TR)	Custom abrdn Emerging Markets Dividend Active ETF Index
10/15	$10,000	$10,000	$10,000
11/15	$9,709	$9,610	$9,794
12/15	$9,350	$9,396	$9,609
01/16	$8,875	$8,786	$8,955
02/16	$8,906	$8,772	$8,853
03/16	$9,633	$9,933	$9,573
04/16	$9,824	$9,987	$9,825
05/16	$9,695	$9,614	$9,659
06/16	$10,015	$9,998	$9,511
07/16	$10,272	$10,501	$9,982
08/16	$10,276	$10,762	$10,045
09/16	$10,387	$10,901	$10,169
10/16	$10,130	$10,927	$10,022
11/16	$9,802	$10,424	$9,791
12/16	$9,983	$10,447	$10,041
01/17	$10,482	$11,018	$10,397
02/17	$11,115	$11,356	$10,563
03/17	$11,502	$11,642	$10,830
04/17	$11,830	$11,897	$11,062
05/17	$12,252	$12,249	$11,421
06/17	$12,256	$12,372	$11,457
07/17	$12,481	$13,110	$11,879
08/17	$12,504	$13,402	$11,941
09/17	$12,665	$13,349	$12,163
10/17	$12,908	$13,817	$12,392
11/17	$12,894	$13,845	$12,492
12/17	$13,204	$14,342	$12,771
01/18	$13,796	$15,537	$13,483
02/18	$13,026	$14,820	$12,847
03/18	$13,021	$14,545	$12,620
04/18	$12,993	$14,481	$12,822
05/18	$12,626	$13,967	$12,526
06/18	$12,537	$13,387	$12,290
07/18	$12,918	$13,681	$12,584
08/18	$12,659	$13,311	$12,321
09/18	$12,476	$13,241	$12,377
10/18	$11,396	$12,088	$11,370
11/18	$11,636	$12,586	$11,478
12/18	$11,136	$12,252	$10,958
01/19	$11,884	$13,325	$11,786
02/19	$12,169	$13,355	$12,017
03/19	$12,429	$13,467	$12,088
04/19	$12,927	$13,751	$12,408
05/19	$11,752	$12,753	$11,742
06/19	$12,443	$13,549	$12,449
07/19	$12,567	$13,383	$12,298
08/19	$12,477	$12,731	$11,918
09/19	$12,747	$12,974	$12,225
10/19	$13,145	$13,521	$12,652
11/19	$13,263	$13,502	$12,763
12/19	$13,707	$14,509	$13,316
01/20	$13,399	$13,833	$12,958
02/20	$12,506	$13,104	$11,934
03/20	$10,476	$11,085	$10,206
04/20	$11,156	$12,100	$10,979
05/20	$11,851	$12,193	$11,339
06/20	$12,436	$13,090	$11,851
07/20	$13,166	$14,259	$12,379
08/20	$13,950	$14,575	$12,909
09/20	$13,796	$14,341	$12,592
10/20	$13,389	$14,636	$12,321
11/20	$14,957	$15,990	$13,979
12/20	$16,087	$17,166	$14,734
01/21	$15,767	$17,692	$14,766
02/21	$15,591	$17,827	$15,058
03/21	$15,596	$17,558	$15,249
04/21	$16,368	$17,995	$15,698
05/21	$16,909	$18,412	$16,189
06/21	$17,139	$18,444	$16,084
07/21	$17,625	$17,203	$15,819
08/21	$18,402	$17,653	$16,120
09/21	$17,295	$16,952	$15,603
10/21	$18,016	$17,119	$15,976
11/21	$17,179	$16,421	$15,256
12/21	$17,585	$16,729	$15,887
01/22	$15,381	$16,413	$15,302
02/22	$14,409	$15,922	$14,999
03/22	$14,449	$15,562	$15,023
04/22	$13,046	$14,697	$14,079
05/22	$12,690	$14,761	$14,180
06/22	$11,698	$13,781	$12,960
07/22	$12,911	$13,747	$13,404
08/22	$12,084	$13,804	$12,973
09/22	$10,726	$12,186	$11,677
10/22	$11,463	$11,807	$12,025
11/22	$13,081	$13,559	$13,445
12/22	$12,628	$13,368	$13,345
01/23	$13,569	$14,424	$14,427
02/23	$13,023	$13,488	$13,920
03/23	$13,569	$13,897	$14,261
04/23	$14,137	$13,739	$14,509
05/23	$13,764	$13,509	$13,981
06/23	$14,202	$14,022	$14,608
07/23	$14,402	$14,894	$15,202
08/23	$13,466	$13,977	$14,516
09/23	$12,677	$13,611	$14,057
10/23	$12,450	$13,083	$13,477
11/23	$13,758	$14,130	$14,690
12/23	$14,689	$14,682	$15,428
01/24	$14,364	$14,000	$15,275
02/24	$15,029	$14,666	$15,660
03/24	$15,446	$15,030	$16,048
04/24	$15,300	$15,097	$16,120
05/24	$15,397	$15,182	$16,211
06/24	$15,776	$15,781	$16,851
07/24	$15,997	$15,828	$16,901
08/24	$16,035	$16,083	$17,174
09/24	$16,917	$17,157	$18,321
10/24	$16,176	$16,394	$17,506
11/24	$15,943	$15,805	$16,877
12/24	$15,791	$15,784	$16,854
01/25	$16,018	$16,066	$17,155
02/25	$16,206	$16,144	$17,238
03/25	$16,194	$16,246	$17,347
04/25	$16,321	$16,459	$17,575
05/25	$17,362	$17,161	$18,325
06/25	$18,503	$18,193	$19,427
07/25	$18,800	$18,548	$19,805
08/25	$19,661	$18,786	$20,059
09/25	$20,942	$20,130	$21,494
10/25	$21,615	$20,971	$22,392

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
abrdn Emerging Markets Dividend Active ETF (NAV)	33.95%	10.12%	8.05%
MSCI Emerging Markets Index (Net TR)	27.91%	7.46%	7.69%
Custom abrdn Emerging Markets Dividend Active ETF IndexFootnote Reference1	27.91%	12.69%	8.40%

No Deduction of Taxes [Text Block]

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

Material Change Date	Nov. 01, 2024
AssetsNet		$ 211,742,822
Holdings Count | Holding		94
Advisory Fees Paid, Amount		$ 179,752
InvestmentCompanyPortfolioTurnover		83.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of October 31, 2025

Total Net Assets	$211,742,822
Total Number of Portfolio Holdings	94
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$179,752

Holdings [Text Block]	Geographic Allocation (% of total net assets)
China	22.6%
Taiwan	19.1%
South Korea	12.0%
India	11.4%
Mexico	6.7%
Brazil	5.5%
Indonesia	4.9%
Hong Kong	2.7%
Other	15.1%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	7.3%
Samsung Electronics Co. Ltd.	6.0%
Grupo Mexico SAB de CV	4.2%
HDFC Bank Ltd.	4.0%
Alibaba Group Holding Ltd.	2.8%
SK Hynix, Inc.	2.5%
MediaTek, Inc.	1.9%
Chroma ATE, Inc.	1.8%
Bank Mandiri Persero Tbk. PT	1.8%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 844-383-7289.

abrdn Emerging Markets Dividend Active ETF acquired all the assets and liabilities of abrdn Emerging Markets Dividend Fund (the "Predecessor Fund") pursuant to an Agreement and Plan of Reorganization and Liquidation as of the close of business on February 14, 2025 (the “Conversion”). Prior to February 14, 2025, the financial statements of abrdn Emerging Markets Dividend Active ETF reflect the historical results of the Predecessor Fund. All information and references to periods prior to the close of business on February 14, 2025, refer to the Predecessor Fund. Following the Conversion, the Predecessor Fund’s performance and financial history were adopted by abrdn Emerging Markets Dividend Active ETF. In connection with the Conversion, the management fee changed to 0.70% from 0.75% on assets up to $500 million, 0.73% on assets of $500 million, 0.73% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more and the expense limitation changed to 0.70% from 0.90%.

abrdn Emerging Markets Dividend Active ETF acquired all the assets and liabilities of abrdn Focused Emerging Markets ex-China Fund and abrdn China A Share Equity Fund pursuant to an Agreement and Plan of Reorganization and Liquidation as of the close of business on October 17, 2025 (the “Reorganization”). In connection with the Reorganization, abrdn Investments Limited no longer serves as the Fund's sub-adviser. There was no change to how the Fund is managed.

Material Fund Change Strategies [Text Block]

abrdn Emerging Markets Dividend Active ETF acquired all the assets and liabilities of abrdn Emerging Markets Dividend Fund (the "Predecessor Fund") pursuant to an Agreement and Plan of Reorganization and Liquidation as of the close of business on February 14, 2025 (the “Conversion”). Prior to February 14, 2025, the financial statements of abrdn Emerging Markets Dividend Active ETF reflect the historical results of the Predecessor Fund. All information and references to periods prior to the close of business on February 14, 2025, refer to the Predecessor Fund. Following the Conversion, the Predecessor Fund’s performance and financial history were adopted by abrdn Emerging Markets Dividend Active ETF. In connection with the Conversion, the management fee changed to 0.70% from 0.75% on assets up to $500 million, 0.73% on assets of $500 million, 0.73% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more and the expense limitation changed to 0.70% from 0.90%.

abrdn Emerging Markets Dividend Active ETF acquired all the assets and liabilities of abrdn Focused Emerging Markets ex-China Fund and abrdn China A Share Equity Fund pursuant to an Agreement and Plan of Reorganization and Liquidation as of the close of business on October 17, 2025 (the “Reorganization”). In connection with the Reorganization, abrdn Investments Limited no longer serves as the Fund's sub-adviser. There was no change to how the Fund is managed.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 844-383-7289.

Updated Prospectus Phone Number		844-383-7289
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000057046
Shareholder Report [Line Items]
Fund Name		abrdn Emerging Markets ex-China Fund
Class Name		Class A
Trading Symbol		GLLAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Emerging Markets ex-China Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$149	1.30%

Expenses Paid, Amount		$ 149
Expense Ratio, Percent		1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI Emerging Markets ex-China Index (Net TR) (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period. It's important to note that investors cannot invest directly in an index.

What contributed to performance?

The Fund's technology holdings in Taiwan, which had a difficult first quarter in 2025, rebounded on renewed investor confidence in artificial intelligence (AI) infrastructure spending. Standout performers included Chroma ATE, Delta Electronics, and Accton Technology. In a similar vein, positivity around South Korea’s dominance in the high bandwidth memory space helped lead SK Hynix higher. The chip maker reported that its Dynamic Random Access Memory and NAND Flash Memory products were sold out through 2026. The Fund continues to maintain a diversified exposure across the AI supply chain, from semiconductor manufacturing and design to more data center-orientated names. Separately, HD Korea Shipbuilding & Offshore Engineering re-rated on improved competitiveness versus Chinese rivals following U.S. tariffs. The shipbuilder extended gains towards the period-end following a new U.S.-Korea trade deal. Grupo Mexico was another bright spot. The copper miner rallied on rising copper demand, driven by electrification of the energy mix and increasing energy demand from data center growth.

What detracted from performance?

At the stock level, Globant was the top detractor to Fund performance. The Argentina-based technology solutions provider was weighed down by expectations of softening demand in its core U.S. market. We divested our holding in view of better opportunities elsewhere. Other notable laggards included Kazakh financial technology company Kaspi.kz and Dutch-listed Polish logistics company InPost. Super-app Kaspi.kz sold off after the company lowered its growth guidance on the back of macro uncertainty and regulatory changes that made smartphones more expensive, temporarily lowering demand. InPost fell amid growing signs that its key customer Allegro would be able to operate without it in Poland. We will continue to monitor the situation carefully. Elsewhere, Bank Negara Indonesia trailed on the back of economic concerns and policy uncertainty under President Prabowo’s administration. The lender was also hurt by low funding liquidity, though these concerns later eased following the government’s injection of deposits into the banking system.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with sales load	MSCI Emerging Markets ex-China Index (Net TR)
10/15	$9,426	$10,000
11/15	$9,216	$9,593
12/15	$8,923	$9,348
01/16	$8,604	$8,952
02/16	$8,557	$9,007
03/16	$9,195	$10,238
04/16	$9,289	$10,317
05/16	$9,265	$9,837
06/16	$9,538	$10,335
07/16	$9,748	$10,911
08/16	$9,794	$11,001
09/16	$9,794	$11,092
10/16	$9,608	$11,208
11/16	$9,436	$10,554
12/16	$9,577	$10,751
01/17	$9,992	$11,289
02/17	$10,157	$11,615
03/17	$10,368	$11,924
04/17	$10,572	$12,165
05/17	$10,932	$12,419
06/17	$10,972	$12,483
07/17	$11,175	$13,087
08/17	$11,168	$13,274
09/17	$11,348	$13,143
10/17	$11,489	$13,578
11/17	$11,661	$13,528
12/17	$11,877	$14,111
01/18	$12,536	$15,040
02/18	$11,851	$14,466
03/18	$11,748	$14,288
04/18	$11,706	$14,199
05/18	$11,509	$13,367
06/18	$11,466	$12,881
07/18	$11,937	$13,458
08/18	$11,731	$13,161
09/18	$11,654	$13,143
10/18	$10,918	$12,161
11/18	$11,149	$12,495
12/18	$10,490	$12,357
01/19	$11,164	$13,316
02/19	$11,407	$13,152
03/19	$11,623	$13,162
04/19	$11,997	$13,431
05/19	$11,295	$12,844
06/19	$11,988	$13,542
07/19	$11,913	$13,334
08/19	$11,642	$12,641
09/19	$11,838	$13,000
10/19	$12,044	$13,559
11/19	$12,447	$13,421
12/19	$12,942	$14,362
01/20	$12,633	$13,703
02/20	$11,840	$12,536
03/20	$10,304	$9,964
04/20	$11,309	$11,070
05/20	$11,782	$11,247
06/20	$12,111	$11,950
07/20	$12,633	$12,975
08/20	$13,261	$12,948
09/20	$13,039	$12,848
10/20	$12,768	$12,813
11/20	$14,170	$14,631
12/20	$14,962	$16,164
01/21	$14,779	$16,223
02/21	$15,127	$16,544
03/21	$15,339	$16,816
04/21	$16,229	$17,348
05/21	$16,509	$17,913
06/21	$16,673	$17,952
07/21	$17,215	$17,510
08/21	$17,543	$18,211
09/21	$16,548	$17,587
10/21	$17,563	$17,564
11/21	$17,060	$17,025
12/21	$17,958	$17,786
01/22	$16,845	$17,540
02/22	$16,261	$17,091
03/22	$16,088	$17,163
04/22	$14,695	$16,099
05/22	$14,976	$16,118
06/22	$13,171	$14,088
07/22	$13,982	$14,764
08/22	$13,863	$14,839
09/22	$12,620	$13,300
10/22	$13,376	$13,719
11/22	$14,511	$15,003
12/22	$13,781	$14,361
01/23	$14,857	$15,229
02/23	$14,117	$14,540
03/23	$14,676	$14,878
04/23	$14,899	$15,000
05/23	$15,039	$15,211
06/23	$15,710	$15,778
07/23	$16,157	$16,462
08/23	$15,500	$15,651
09/23	$14,983	$15,251
10/23	$14,368	$14,683
11/23	$15,738	$16,202
12/23	$16,673	$17,238
01/24	$16,069	$16,809
02/24	$16,673	$17,407
03/24	$17,235	$17,929
04/24	$16,842	$17,639
05/24	$17,038	$17,621
06/24	$17,713	$18,690
07/24	$18,106	$18,847
08/24	$18,064	$19,189
09/24	$17,979	$19,430
10/24	$17,277	$18,676
11/24	$17,137	$18,066
12/24	$16,748	$17,852
01/25	$16,918	$18,231
02/25	$16,128	$17,538
03/25	$16,057	$17,545
04/25	$16,635	$18,222
05/25	$17,426	$19,116
06/25	$18,837	$20,446
07/25	$18,808	$20,612
08/25	$19,161	$20,566
09/25	$20,516	$21,803
10/25	$22,251	$23,504

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A without sales load	28.79%	11.75%	8.97%
Class A with sales load - 5.75%	21.39%	10.43%	8.33%
MSCI Emerging Markets ex-China Index (Net TR)	25.85%	12.90%	8.92%

No Deduction of Taxes [Text Block]

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

Material Change Date	Nov. 01, 2024
AssetsNet		$ 180,040,205
Holdings Count | Holding		65
Advisory Fees Paid, Amount		$ 647,184
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of October 31, 2025

Total Net Assets	$180,040,205
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$647,184

Holdings [Text Block]	Geographic Allocation (% of total net assets)
Taiwan	28.6%
India	21.2%
South Korea	18.6%
Brazil	7.8%
Mexico	4.8%
Saudi Arabia	4.2%
United Arab Emirates	3.3%
Kazakhstan	2.8%
Indonesia	2.6%
South Africa	2.2%
Other	3.9%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	17.9%
Samsung Electronics Co. Ltd.	6.3%
SK Hynix, Inc.	3.9%
HDFC Bank Ltd.	3.8%
Chroma ATE, Inc.	3.5%
Grupo Mexico SAB de CV	2.7%
Delta Electronics, Inc.	2.5%
Al Rajhi Bank	2.1%
NU Holdings Ltd., Class A	2.0%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective February 28, 2025, the Fund's management fee changed from 0.80% on assets up to $500 million, 0.75% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more to 0.75% on assets up to $500 million, 0.73% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more. The Fund's expense limitation changed from 0.99% to 0.90% for all share classes of the Fund.

Material Fund Change Expenses [Text Block]

Effective February 28, 2025, the Fund's management fee changed from 0.80% on assets up to $500 million, 0.75% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more to 0.75% on assets up to $500 million, 0.73% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more. The Fund's expense limitation changed from 0.99% to 0.90% for all share classes of the Fund.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000057048
Shareholder Report [Line Items]
Fund Name		abrdn Emerging Markets ex-China Fund
Class Name		Class C
Trading Symbol		GLLCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Emerging Markets ex-China Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$221	1.94%

Expenses Paid, Amount		$ 221
Expense Ratio, Percent		1.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI Emerging Markets ex-China Index (Net TR) (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period. It's important to note that investors cannot invest directly in an index.

What contributed to performance?

The Fund's technology holdings in Taiwan, which had a difficult first quarter in 2025, rebounded on renewed investor confidence in artificial intelligence (AI) infrastructure spending. Standout performers included Chroma ATE, Delta Electronics, and Accton Technology. In a similar vein, positivity around South Korea’s dominance in the high bandwidth memory space helped lead SK Hynix higher. The chip maker reported that its Dynamic Random Access Memory and NAND Flash Memory products were sold out through 2026. The Fund continues to maintain a diversified exposure across the AI supply chain, from semiconductor manufacturing and design to more data center-orientated names. Separately, HD Korea Shipbuilding & Offshore Engineering re-rated on improved competitiveness versus Chinese rivals following U.S. tariffs. The shipbuilder extended gains towards the period-end following a new U.S.-Korea trade deal. Grupo Mexico was another bright spot. The copper miner rallied on rising copper demand, driven by electrification of the energy mix and increasing energy demand from data center growth.

What detracted from performance?

At the stock level, Globant was the top detractor to Fund performance. The Argentina-based technology solutions provider was weighed down by expectations of softening demand in its core U.S. market. We divested our holding in view of better opportunities elsewhere. Other notable laggards included Kazakh financial technology company Kaspi.kz and Dutch-listed Polish logistics company InPost. Super-app Kaspi.kz sold off after the company lowered its growth guidance on the back of macro uncertainty and regulatory changes that made smartphones more expensive, temporarily lowering demand. InPost fell amid growing signs that its key customer Allegro would be able to operate without it in Poland. We will continue to monitor the situation carefully. Elsewhere, Bank Negara Indonesia trailed on the back of economic concerns and policy uncertainty under President Prabowo’s administration. The lender was also hurt by low funding liquidity, though these concerns later eased following the government’s injection of deposits into the banking system.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C with sales load	MSCI Emerging Markets ex-China Index (Net TR)
10/15	$10,000	$10,000
11/15	$9,766	$9,593
12/15	$9,455	$9,348
01/16	$9,116	$8,952
02/16	$9,064	$9,007
03/16	$9,724	$10,238
04/16	$9,820	$10,317
05/16	$9,794	$9,837
06/16	$10,072	$10,335
07/16	$10,289	$10,911
08/16	$10,333	$11,001
09/16	$10,333	$11,092
10/16	$10,124	$11,208
11/16	$9,942	$10,554
12/16	$10,085	$10,751
01/17	$10,522	$11,289
02/17	$10,679	$11,615
03/17	$10,906	$11,924
04/17	$11,107	$12,165
05/17	$11,482	$12,419
06/17	$11,517	$12,483
07/17	$11,727	$13,087
08/17	$11,709	$13,274
09/17	$11,893	$13,143
10/17	$12,032	$13,578
11/17	$12,207	$13,528
12/17	$12,424	$14,111
01/18	$13,110	$15,040
02/18	$12,386	$14,466
03/18	$12,272	$14,288
04/18	$12,215	$14,199
05/18	$12,005	$13,367
06/18	$11,957	$12,881
07/18	$12,443	$13,458
08/18	$12,215	$13,161
09/18	$12,138	$13,143
10/18	$11,367	$12,161
11/18	$11,595	$12,495
12/18	$10,900	$12,357
01/19	$11,597	$13,316
02/19	$11,847	$13,152
03/19	$12,065	$13,162
04/19	$12,450	$13,431
05/19	$11,711	$12,844
06/19	$12,419	$13,542
07/19	$12,346	$13,334
08/19	$12,044	$12,641
09/19	$12,252	$13,000
10/19	$12,460	$13,559
11/19	$12,855	$13,421
12/19	$13,359	$14,362
01/20	$13,039	$13,703
02/20	$12,216	$12,536
03/20	$10,623	$9,964
04/20	$11,660	$11,070
05/20	$12,130	$11,247
06/20	$12,462	$11,950
07/20	$12,996	$12,975
08/20	$13,637	$12,948
09/20	$13,391	$12,848
10/20	$13,114	$12,813
11/20	$14,546	$14,631
12/20	$15,347	$16,164
01/21	$15,155	$16,223
02/21	$15,508	$16,544
03/21	$15,711	$16,816
04/21	$16,608	$17,348
05/21	$16,886	$17,913
06/21	$17,047	$17,952
07/21	$17,581	$17,510
08/21	$17,912	$18,211
09/21	$16,897	$17,587
10/21	$17,923	$17,564
11/21	$17,389	$17,025
12/21	$18,307	$17,786
01/22	$17,161	$17,540
02/22	$16,545	$17,091
03/22	$16,364	$17,163
04/22	$14,952	$16,099
05/22	$15,230	$16,118
06/22	$13,383	$14,088
07/22	$14,192	$14,764
08/22	$14,059	$14,839
09/22	$12,792	$13,300
10/22	$13,564	$13,719
11/22	$14,699	$15,003
12/22	$13,939	$14,361
01/23	$15,039	$15,229
02/23	$14,274	$14,540
03/23	$14,832	$14,878
04/23	$15,055	$15,000
05/23	$15,183	$15,211
06/23	$15,853	$15,778
07/23	$16,299	$16,462
08/23	$15,614	$15,651
09/23	$15,103	$15,251
10/23	$14,465	$14,683
11/23	$15,837	$16,202
12/23	$16,778	$17,238
01/24	$16,156	$16,809
02/24	$16,762	$17,407
03/24	$17,304	$17,929
04/24	$16,905	$17,639
05/24	$17,097	$17,621
06/24	$17,751	$18,690
07/24	$18,133	$18,847
08/24	$18,102	$19,189
09/24	$17,990	$19,430
10/24	$17,288	$18,676
11/24	$17,145	$18,066
12/24	$16,741	$17,852
01/25	$16,900	$18,231
02/25	$16,102	$17,538
03/25	$16,022	$17,545
04/25	$16,581	$18,222
05/25	$17,379	$19,116
06/25	$18,769	$20,446
07/25	$18,721	$20,612
08/25	$19,073	$20,566
09/25	$20,399	$21,803
10/25	$22,124	$23,504

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C without sales load	27.97%	11.03%	8.26%
Class C with sales load - 1.00%	26.97%	11.03%	8.26%
MSCI Emerging Markets ex-China Index (Net TR)	25.85%	12.90%	8.92%

No Deduction of Taxes [Text Block]

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

Material Change Date	Nov. 01, 2024
AssetsNet		$ 180,040,205
Holdings Count | Holding		65
Advisory Fees Paid, Amount		$ 647,184
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of October 31, 2025

Total Net Assets	$180,040,205
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$647,184

Holdings [Text Block]	Geographic Allocation (% of total net assets)
Taiwan	28.6%
India	21.2%
South Korea	18.6%
Brazil	7.8%
Mexico	4.8%
Saudi Arabia	4.2%
United Arab Emirates	3.3%
Kazakhstan	2.8%
Indonesia	2.6%
South Africa	2.2%
Other	3.9%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	17.9%
Samsung Electronics Co. Ltd.	6.3%
SK Hynix, Inc.	3.9%
HDFC Bank Ltd.	3.8%
Chroma ATE, Inc.	3.5%
Grupo Mexico SAB de CV	2.7%
Delta Electronics, Inc.	2.5%
Al Rajhi Bank	2.1%
NU Holdings Ltd., Class A	2.0%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective February 28, 2025, the Fund's management fee changed from 0.80% on assets up to $500 million, 0.75% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more to 0.75% on assets up to $500 million, 0.73% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more. The Fund's expense limitation changed from 0.99% to 0.90% for all share classes of the Fund.

Material Fund Change Expenses [Text Block]

Effective February 28, 2025, the Fund's management fee changed from 0.80% on assets up to $500 million, 0.75% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more to 0.75% on assets up to $500 million, 0.73% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more. The Fund's expense limitation changed from 0.99% to 0.90% for all share classes of the Fund.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000057049
Shareholder Report [Line Items]
Fund Name		abrdn Emerging Markets ex-China Fund
Class Name		Class R
Trading Symbol		GWLRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Emerging Markets ex-China Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$187	1.64%

Expenses Paid, Amount		$ 187
Expense Ratio, Percent		1.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI Emerging Markets ex-China Index (Net TR) (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period. It's important to note that investors cannot invest directly in an index.

What contributed to performance?

The Fund's technology holdings in Taiwan, which had a difficult first quarter in 2025, rebounded on renewed investor confidence in artificial intelligence (AI) infrastructure spending. Standout performers included Chroma ATE, Delta Electronics, and Accton Technology. In a similar vein, positivity around South Korea’s dominance in the high bandwidth memory space helped lead SK Hynix higher. The chip maker reported that its Dynamic Random Access Memory and NAND Flash Memory products were sold out through 2026. The Fund continues to maintain a diversified exposure across the AI supply chain, from semiconductor manufacturing and design to more data center-orientated names. Separately, HD Korea Shipbuilding & Offshore Engineering re-rated on improved competitiveness versus Chinese rivals following U.S. tariffs. The shipbuilder extended gains towards the period-end following a new U.S.-Korea trade deal. Grupo Mexico was another bright spot. The copper miner rallied on rising copper demand, driven by electrification of the energy mix and increasing energy demand from data center growth.

What detracted from performance?

At the stock level, Globant was the top detractor to Fund performance. The Argentina-based technology solutions provider was weighed down by expectations of softening demand in its core U.S. market. We divested our holding in view of better opportunities elsewhere. Other notable laggards included Kazakh financial technology company Kaspi.kz and Dutch-listed Polish logistics company InPost. Super-app Kaspi.kz sold off after the company lowered its growth guidance on the back of macro uncertainty and regulatory changes that made smartphones more expensive, temporarily lowering demand. InPost fell amid growing signs that its key customer Allegro would be able to operate without it in Poland. We will continue to monitor the situation carefully. Elsewhere, Bank Negara Indonesia trailed on the back of economic concerns and policy uncertainty under President Prabowo’s administration. The lender was also hurt by low funding liquidity, though these concerns later eased following the government’s injection of deposits into the banking system.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R	MSCI Emerging Markets ex-China Index (Net TR)
10/15	$10,000	$10,000
11/15	$9,778	$9,593
12/15	$9,463	$9,348
01/16	$9,120	$8,952
02/16	$9,069	$9,007
03/16	$9,736	$10,238
04/16	$9,839	$10,317
05/16	$9,813	$9,837
06/16	$10,096	$10,335
07/16	$10,318	$10,911
08/16	$10,361	$11,001
09/16	$10,369	$11,092
10/16	$10,164	$11,208
11/16	$9,984	$10,554
12/16	$10,126	$10,751
01/17	$10,566	$11,289
02/17	$10,730	$11,615
03/17	$10,963	$11,924
04/17	$11,170	$12,165
05/17	$11,549	$12,419
06/17	$11,584	$12,483
07/17	$11,799	$13,087
08/17	$11,782	$13,274
09/17	$11,963	$13,143
10/17	$12,110	$13,578
11/17	$12,283	$13,528
12/17	$12,519	$14,111
01/18	$13,199	$15,040
02/18	$12,482	$14,466
03/18	$12,368	$14,288
04/18	$12,312	$14,199
05/18	$12,104	$13,367
06/18	$12,057	$12,881
07/18	$12,548	$13,458
08/18	$12,321	$13,161
09/18	$12,246	$13,143
10/18	$11,471	$12,161
11/18	$11,707	$12,495
12/18	$11,010	$12,357
01/19	$11,711	$13,316
02/19	$11,969	$13,152
03/19	$12,186	$13,162
04/19	$12,578	$13,431
05/19	$11,835	$12,844
06/19	$12,547	$13,542
07/19	$12,475	$13,334
08/19	$12,186	$12,641
09/19	$12,382	$13,000
10/19	$12,599	$13,559
11/19	$13,011	$13,421
12/19	$13,525	$14,362
01/20	$13,196	$13,703
02/20	$12,358	$12,536
03/20	$10,756	$9,964
04/20	$11,806	$11,070
05/20	$12,294	$11,247
06/20	$12,634	$11,950
07/20	$13,175	$12,975
08/20	$13,832	$12,948
09/20	$13,578	$12,848
10/20	$13,302	$12,813
11/20	$14,755	$14,631
12/20	$15,583	$16,164
01/21	$15,392	$16,223
02/21	$15,752	$16,544
03/21	$15,965	$16,816
04/21	$16,877	$17,348
05/21	$17,163	$17,913
06/21	$17,333	$17,952
07/21	$17,885	$17,510
08/21	$18,224	$18,211
09/21	$17,185	$17,587
10/21	$18,235	$17,564
11/21	$17,704	$17,025
12/21	$18,637	$17,786
01/22	$17,467	$17,540
02/22	$16,858	$17,091
03/22	$16,679	$17,163
04/22	$15,234	$16,099
05/22	$15,521	$16,118
06/22	$13,646	$14,088
07/22	$14,470	$14,764
08/22	$14,339	$14,839
09/22	$13,049	$13,300
10/22	$13,837	$13,719
11/22	$15,007	$15,003
12/22	$14,236	$14,361
01/23	$15,347	$15,229
02/23	$14,580	$14,540
03/23	$15,159	$14,878
04/23	$15,394	$15,000
05/23	$15,519	$15,211
06/23	$16,207	$15,778
07/23	$16,661	$16,462
08/23	$15,973	$15,651
09/23	$15,456	$15,251
10/23	$14,815	$14,683
11/23	$16,207	$16,202
12/23	$17,172	$17,238
01/24	$16,545	$16,809
02/24	$17,172	$17,407
03/24	$17,737	$17,929
04/24	$17,329	$17,639
05/24	$17,533	$17,621
06/24	$18,207	$18,690
07/24	$18,599	$18,847
08/24	$18,568	$19,189
09/24	$18,474	$19,430
10/24	$17,752	$18,676
11/24	$17,611	$18,066
12/24	$17,197	$17,852
01/25	$17,370	$18,231
02/25	$16,551	$17,538
03/25	$16,472	$17,545
04/25	$17,055	$18,222
05/25	$17,874	$19,116
06/25	$19,307	$20,446
07/25	$19,276	$20,612
08/25	$19,638	$20,566
09/25	$21,008	$21,803
10/25	$22,787	$23,504

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R	28.27%	11.35%	8.58%
MSCI Emerging Markets ex-China Index (Net TR)	25.85%	12.90%	8.92%

No Deduction of Taxes [Text Block]

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

Material Change Date	Nov. 01, 2024
AssetsNet		$ 180,040,205
Holdings Count | Holding		65
Advisory Fees Paid, Amount		$ 647,184
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of October 31, 2025

Total Net Assets	$180,040,205
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$647,184

Holdings [Text Block]	Geographic Allocation (% of total net assets)
Taiwan	28.6%
India	21.2%
South Korea	18.6%
Brazil	7.8%
Mexico	4.8%
Saudi Arabia	4.2%
United Arab Emirates	3.3%
Kazakhstan	2.8%
Indonesia	2.6%
South Africa	2.2%
Other	3.9%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	17.9%
Samsung Electronics Co. Ltd.	6.3%
SK Hynix, Inc.	3.9%
HDFC Bank Ltd.	3.8%
Chroma ATE, Inc.	3.5%
Grupo Mexico SAB de CV	2.7%
Delta Electronics, Inc.	2.5%
Al Rajhi Bank	2.1%
NU Holdings Ltd., Class A	2.0%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective February 28, 2025, the Fund's management fee changed from 0.80% on assets up to $500 million, 0.75% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more to 0.75% on assets up to $500 million, 0.73% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more. The Fund's expense limitation changed from 0.99% to 0.90% for all share classes of the Fund.

Material Fund Change Expenses [Text Block]

Effective February 28, 2025, the Fund's management fee changed from 0.80% on assets up to $500 million, 0.75% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more to 0.75% on assets up to $500 million, 0.73% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more. The Fund's expense limitation changed from 0.99% to 0.90% for all share classes of the Fund.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000057050
Shareholder Report [Line Items]
Fund Name		abrdn Emerging Markets ex-China Fund
Class Name		Institutional Class
Trading Symbol		GWLIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Emerging Markets ex-China Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$108	0.94%

Expenses Paid, Amount		$ 108
Expense Ratio, Percent		0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI Emerging Markets ex-China Index (Net TR) (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period. It's important to note that investors cannot invest directly in an index.

What contributed to performance?

The Fund's technology holdings in Taiwan, which had a difficult first quarter in 2025, rebounded on renewed investor confidence in artificial intelligence (AI) infrastructure spending. Standout performers included Chroma ATE, Delta Electronics, and Accton Technology. In a similar vein, positivity around South Korea’s dominance in the high bandwidth memory space helped lead SK Hynix higher. The chip maker reported that its Dynamic Random Access Memory and NAND Flash Memory products were sold out through 2026. The Fund continues to maintain a diversified exposure across the AI supply chain, from semiconductor manufacturing and design to more data center-orientated names. Separately, HD Korea Shipbuilding & Offshore Engineering re-rated on improved competitiveness versus Chinese rivals following U.S. tariffs. The shipbuilder extended gains towards the period-end following a new U.S.-Korea trade deal. Grupo Mexico was another bright spot. The copper miner rallied on rising copper demand, driven by electrification of the energy mix and increasing energy demand from data center growth.

What detracted from performance?

At the stock level, Globant was the top detractor to Fund performance. The Argentina-based technology solutions provider was weighed down by expectations of softening demand in its core U.S. market. We divested our holding in view of better opportunities elsewhere. Other notable laggards included Kazakh financial technology company Kaspi.kz and Dutch-listed Polish logistics company InPost. Super-app Kaspi.kz sold off after the company lowered its growth guidance on the back of macro uncertainty and regulatory changes that made smartphones more expensive, temporarily lowering demand. InPost fell amid growing signs that its key customer Allegro would be able to operate without it in Poland. We will continue to monitor the situation carefully. Elsewhere, Bank Negara Indonesia trailed on the back of economic concerns and policy uncertainty under President Prabowo’s administration. The lender was also hurt by low funding liquidity, though these concerns later eased following the government’s injection of deposits into the banking system.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Institutional Class	MSCI Emerging Markets ex-China Index (Net TR)
10/15	$1,000,000	$1,000,000
11/15	$978,618	$959,333
12/15	$947,677	$934,775
01/16	$913,831	$895,216
02/16	$909,704	$900,740
03/16	$977,395	$1,023,751
04/16	$987,301	$1,031,684
05/16	$985,650	$983,679
06/16	$1,014,543	$1,033,529
07/16	$1,036,831	$1,091,058
08/16	$1,042,610	$1,100,088
09/16	$1,043,435	$1,109,244
10/16	$1,023,623	$1,120,791
11/16	$1,005,462	$1,055,422
12/16	$1,020,558	$1,075,138
01/17	$1,065,619	$1,128,871
02/17	$1,083,143	$1,161,450
03/17	$1,106,508	$1,192,440
04/17	$1,128,204	$1,216,452
05/17	$1,167,424	$1,241,942
06/17	$1,171,597	$1,248,295
07/17	$1,193,293	$1,308,654
08/17	$1,190,790	$1,327,444
09/17	$1,210,817	$1,314,337
10/17	$1,225,837	$1,357,826
11/17	$1,244,196	$1,352,765
12/17	$1,268,009	$1,411,096
01/18	$1,338,505	$1,503,968
02/18	$1,266,178	$1,446,628
03/18	$1,256,108	$1,428,762
04/18	$1,250,614	$1,419,874
05/18	$1,230,473	$1,336,655
06/18	$1,225,895	$1,288,144
07/18	$1,277,165	$1,345,783
08/18	$1,255,192	$1,316,075
09/18	$1,247,868	$1,314,292
10/18	$1,169,132	$1,216,137
11/18	$1,194,767	$1,249,489
12/18	$1,123,525	$1,235,687
01/19	$1,196,886	$1,331,637
02/19	$1,223,015	$1,315,245
03/19	$1,246,128	$1,316,200
04/19	$1,287,331	$1,343,118
05/19	$1,211,960	$1,284,378
06/19	$1,286,326	$1,354,196
07/19	$1,279,291	$1,333,368
08/19	$1,250,148	$1,264,099
09/19	$1,272,257	$1,300,034
10/19	$1,294,365	$1,355,944
11/19	$1,337,578	$1,342,088
12/19	$1,391,596	$1,436,202
01/20	$1,358,315	$1,370,309
02/20	$1,273,030	$1,253,611
03/20	$1,108,701	$996,369
04/20	$1,217,907	$1,107,043
05/20	$1,268,870	$1,124,684
06/20	$1,304,232	$1,194,961
07/20	$1,361,435	$1,297,549
08/20	$1,429,038	$1,294,805
09/20	$1,405,117	$1,284,776
10/20	$1,377,036	$1,281,306
11/20	$1,527,844	$1,463,075
12/20	$1,614,169	$1,616,423
01/21	$1,595,448	$1,622,346
02/21	$1,632,890	$1,654,423
03/21	$1,656,811	$1,681,596
04/21	$1,752,496	$1,734,780
05/21	$1,782,658	$1,791,303
06/21	$1,801,379	$1,795,216
07/21	$1,860,662	$1,751,021
08/21	$1,897,064	$1,821,133
09/21	$1,789,938	$1,758,706
10/21	$1,900,184	$1,756,403
11/21	$1,846,101	$1,702,527
12/21	$1,944,889	$1,778,614
01/22	$1,824,060	$1,753,967
02/22	$1,761,322	$1,709,073
03/22	$1,742,732	$1,716,324
04/22	$1,592,857	$1,609,913
05/22	$1,624,227	$1,611,776
06/22	$1,429,041	$1,408,769
07/22	$1,516,177	$1,476,445
08/22	$1,503,397	$1,483,886
09/22	$1,368,626	$1,330,040
10/22	$1,452,277	$1,371,870
11/22	$1,576,592	$1,500,257
12/22	$1,497,184	$1,436,139
01/23	$1,614,669	$1,522,905
02/23	$1,534,839	$1,454,001
03/23	$1,596,595	$1,487,772
04/23	$1,622,200	$1,499,964
05/23	$1,635,756	$1,521,096
06/23	$1,709,561	$1,577,753
07/23	$1,759,266	$1,646,170
08/23	$1,686,968	$1,565,149
09/23	$1,632,744	$1,525,140
10/23	$1,566,470	$1,468,344
11/23	$1,715,586	$1,620,195
12/23	$1,818,273	$1,723,813
01/24	$1,753,009	$1,680,932
02/24	$1,819,791	$1,740,655
03/24	$1,880,501	$1,792,936
04/24	$1,839,521	$1,763,947
05/24	$1,860,770	$1,762,110
06/24	$1,933,622	$1,868,981
07/24	$1,977,637	$1,884,679
08/24	$1,974,602	$1,918,868
09/24	$1,965,495	$1,942,981
10/24	$1,889,607	$1,867,617
11/24	$1,875,948	$1,806,564
12/24	$1,832,723	$1,785,194
01/25	$1,852,595	$1,823,068
02/25	$1,765,468	$1,753,788
03/25	$1,757,825	$1,754,529
04/25	$1,822,024	$1,822,246
05/25	$1,910,679	$1,911,649
06/25	$2,065,062	$2,044,561
07/25	$2,062,005	$2,061,246
08/25	$2,103,276	$2,056,579
09/25	$2,251,544	$2,180,318
10/25	$2,442,612	$2,350,361

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	29.27%	12.15%	9.34%
MSCI Emerging Markets ex-China Index (Net TR)	25.85%	12.90%	8.92%

No Deduction of Taxes [Text Block]

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

Material Change Date	Nov. 01, 2024
AssetsNet		$ 180,040,205
Holdings Count | Holding		65
Advisory Fees Paid, Amount		$ 647,184
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of October 31, 2025

Total Net Assets	$180,040,205
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$647,184

Holdings [Text Block]	Geographic Allocation (% of total net assets)
Taiwan	28.6%
India	21.2%
South Korea	18.6%
Brazil	7.8%
Mexico	4.8%
Saudi Arabia	4.2%
United Arab Emirates	3.3%
Kazakhstan	2.8%
Indonesia	2.6%
South Africa	2.2%
Other	3.9%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	17.9%
Samsung Electronics Co. Ltd.	6.3%
SK Hynix, Inc.	3.9%
HDFC Bank Ltd.	3.8%
Chroma ATE, Inc.	3.5%
Grupo Mexico SAB de CV	2.7%
Delta Electronics, Inc.	2.5%
Al Rajhi Bank	2.1%
NU Holdings Ltd., Class A	2.0%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective February 28, 2025, the Fund's management fee changed from 0.80% on assets up to $500 million, 0.75% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more to 0.75% on assets up to $500 million, 0.73% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more. The Fund's expense limitation changed from 0.99% to 0.90% for all share classes of the Fund.

Material Fund Change Expenses [Text Block]

Effective February 28, 2025, the Fund's management fee changed from 0.80% on assets up to $500 million, 0.75% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more to 0.75% on assets up to $500 million, 0.73% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more. The Fund's expense limitation changed from 0.99% to 0.90% for all share classes of the Fund.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000057051
Shareholder Report [Line Items]
Fund Name		abrdn Emerging Markets ex-China Fund
Class Name		Institutional Service Class
Trading Symbol		GLLSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Emerging Markets ex-China Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Service	$115	1.00%

Expenses Paid, Amount		$ 115
Expense Ratio, Percent		1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI Emerging Markets ex-China Index (Net TR) (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period. It's important to note that investors cannot invest directly in an index.

What contributed to performance?

The Fund's technology holdings in Taiwan, which had a difficult first quarter in 2025, rebounded on renewed investor confidence in artificial intelligence (AI) infrastructure spending. Standout performers included Chroma ATE, Delta Electronics, and Accton Technology. In a similar vein, positivity around South Korea’s dominance in the high bandwidth memory space helped lead SK Hynix higher. The chip maker reported that its Dynamic Random Access Memory and NAND Flash Memory products were sold out through 2026. The Fund continues to maintain a diversified exposure across the AI supply chain, from semiconductor manufacturing and design to more data center-orientated names. Separately, HD Korea Shipbuilding & Offshore Engineering re-rated on improved competitiveness versus Chinese rivals following U.S. tariffs. The shipbuilder extended gains towards the period-end following a new U.S.-Korea trade deal. Grupo Mexico was another bright spot. The copper miner rallied on rising copper demand, driven by electrification of the energy mix and increasing energy demand from data center growth.

What detracted from performance?

At the stock level, Globant was the top detractor to Fund performance. The Argentina-based technology solutions provider was weighed down by expectations of softening demand in its core U.S. market. We divested our holding in view of better opportunities elsewhere. Other notable laggards included Kazakh financial technology company Kaspi.kz and Dutch-listed Polish logistics company InPost. Super-app Kaspi.kz sold off after the company lowered its growth guidance on the back of macro uncertainty and regulatory changes that made smartphones more expensive, temporarily lowering demand. InPost fell amid growing signs that its key customer Allegro would be able to operate without it in Poland. We will continue to monitor the situation carefully. Elsewhere, Bank Negara Indonesia trailed on the back of economic concerns and policy uncertainty under President Prabowo’s administration. The lender was also hurt by low funding liquidity, though these concerns later eased following the government’s injection of deposits into the banking system.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Institutional Service Class	MSCI Emerging Markets ex-China Index (Net TR)
10/15	$1,000,000	$1,000,000
11/15	$978,049	$959,333
12/15	$947,466	$934,775
01/16	$914,007	$895,216
02/16	$909,111	$900,740
03/16	$976,845	$1,023,751
04/16	$987,454	$1,031,684
05/16	$985,822	$983,679
06/16	$1,014,385	$1,033,529
07/16	$1,036,419	$1,091,058
08/16	$1,042,131	$1,100,088
09/16	$1,042,947	$1,109,244
10/16	$1,022,546	$1,120,791
11/16	$1,005,408	$1,055,422
12/16	$1,020,492	$1,075,138
01/17	$1,065,040	$1,128,871
02/17	$1,082,365	$1,161,450
03/17	$1,106,289	$1,192,440
04/17	$1,127,738	$1,216,452
05/17	$1,167,337	$1,241,942
06/17	$1,171,462	$1,248,295
07/17	$1,192,911	$1,308,654
08/17	$1,192,086	$1,327,444
09/17	$1,211,886	$1,314,337
10/17	$1,226,735	$1,357,826
11/17	$1,244,885	$1,352,765
12/17	$1,269,147	$1,411,096
01/18	$1,339,656	$1,503,968
02/18	$1,267,340	$1,446,628
03/18	$1,256,492	$1,428,762
04/18	$1,251,068	$1,419,874
05/18	$1,230,278	$1,336,655
06/18	$1,226,662	$1,288,144
07/18	$1,277,283	$1,345,783
08/18	$1,255,588	$1,316,075
09/18	$1,247,453	$1,314,292
10/18	$1,169,713	$1,216,137
11/18	$1,194,120	$1,249,489
12/18	$1,123,768	$1,235,687
01/19	$1,196,109	$1,331,637
02/19	$1,222,865	$1,315,245
03/19	$1,245,658	$1,316,200
04/19	$1,286,288	$1,343,118
05/19	$1,210,974	$1,284,378
06/19	$1,285,297	$1,354,196
07/19	$1,278,360	$1,333,368
08/19	$1,248,631	$1,264,099
09/19	$1,270,432	$1,300,034
10/19	$1,293,225	$1,355,944
11/19	$1,335,837	$1,342,088
12/19	$1,389,364	$1,436,202
01/20	$1,356,577	$1,370,309
02/20	$1,271,534	$1,253,611
03/20	$1,107,598	$996,369
04/20	$1,215,181	$1,107,043
05/20	$1,266,411	$1,124,684
06/20	$1,302,273	$1,194,961
07/20	$1,358,626	$1,297,549
08/20	$1,427,274	$1,294,805
09/20	$1,402,684	$1,284,776
10/20	$1,373,995	$1,281,306
11/20	$1,524,612	$1,463,075
12/20	$1,610,679	$1,616,423
01/21	$1,591,211	$1,622,346
02/21	$1,629,122	$1,654,423
03/21	$1,652,687	$1,681,596
04/21	$1,747,976	$1,734,780
05/21	$1,778,714	$1,791,303
06/21	$1,797,157	$1,795,216
07/21	$1,855,559	$1,751,021
08/21	$1,891,420	$1,821,133
09/21	$1,784,861	$1,758,706
10/21	$1,894,494	$1,756,403
11/21	$1,840,190	$1,702,527
12/21	$1,938,505	$1,778,614
01/22	$1,817,349	$1,753,967
02/22	$1,754,484	$1,709,073
03/22	$1,737,340	$1,716,324
04/22	$1,587,608	$1,609,913
05/22	$1,618,469	$1,611,776
06/22	$1,423,018	$1,408,769
07/22	$1,511,028	$1,476,445
08/22	$1,497,312	$1,483,886
09/22	$1,363,583	$1,330,040
10/22	$1,447,021	$1,371,870
11/22	$1,569,321	$1,500,257
12/22	$1,489,522	$1,436,139
01/23	$1,607,504	$1,522,905
02/23	$1,526,391	$1,454,001
03/23	$1,588,332	$1,487,772
04/23	$1,611,928	$1,499,964
05/23	$1,626,676	$1,521,096
06/23	$1,698,940	$1,577,753
07/23	$1,749,082	$1,646,170
08/23	$1,678,293	$1,565,149
09/23	$1,623,727	$1,525,140
10/23	$1,557,362	$1,468,344
11/23	$1,704,839	$1,620,195
12/23	$1,807,419	$1,723,813
01/24	$1,742,019	$1,680,932
02/24	$1,808,905	$1,740,655
03/24	$1,869,846	$1,792,936
04/24	$1,826,742	$1,763,947
05/24	$1,849,037	$1,762,110
06/24	$1,921,869	$1,868,981
07/24	$1,964,974	$1,884,679
08/24	$1,962,001	$1,918,868
09/24	$1,951,596	$1,942,981
10/24	$1,877,278	$1,867,617
11/24	$1,862,414	$1,806,564
12/24	$1,820,666	$1,785,194
01/25	$1,840,130	$1,823,068
02/25	$1,753,289	$1,753,788
03/25	$1,745,803	$1,754,529
04/25	$1,810,185	$1,822,246
05/25	$1,897,026	$1,911,649
06/25	$2,049,746	$2,044,561
07/25	$2,046,751	$2,061,246
08/25	$2,087,177	$2,056,579
09/25	$2,235,406	$2,180,318
10/25	$2,424,060	$2,350,361

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Service Class	29.13%	12.02%	9.26%
MSCI Emerging Markets ex-China Index (Net TR)	25.85%	12.90%	8.92%

No Deduction of Taxes [Text Block]

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

Material Change Date	Nov. 01, 2024
AssetsNet		$ 180,040,205
Holdings Count | Holding		65
Advisory Fees Paid, Amount		$ 647,184
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of October 31, 2025

Total Net Assets	$180,040,205
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$647,184

Holdings [Text Block]	Geographic Allocation (% of total net assets)
Taiwan	28.6%
India	21.2%
South Korea	18.6%
Brazil	7.8%
Mexico	4.8%
Saudi Arabia	4.2%
United Arab Emirates	3.3%
Kazakhstan	2.8%
Indonesia	2.6%
South Africa	2.2%
Other	3.9%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	17.9%
Samsung Electronics Co. Ltd.	6.3%
SK Hynix, Inc.	3.9%
HDFC Bank Ltd.	3.8%
Chroma ATE, Inc.	3.5%
Grupo Mexico SAB de CV	2.7%
Delta Electronics, Inc.	2.5%
Al Rajhi Bank	2.1%
NU Holdings Ltd., Class A	2.0%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective February 28, 2025, the Fund's management fee changed from 0.80% on assets up to $500 million, 0.75% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more to 0.75% on assets up to $500 million, 0.73% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more. The Fund's expense limitation changed from 0.99% to 0.90% for all share classes of the Fund.

Material Fund Change Expenses [Text Block]

Effective February 28, 2025, the Fund's management fee changed from 0.80% on assets up to $500 million, 0.75% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more to 0.75% on assets up to $500 million, 0.73% on assets of $500 million up to $2 billion and 0.70% on assets of $2 billion and more. The Fund's expense limitation changed from 0.99% to 0.90% for all share classes of the Fund.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000111352
Shareholder Report [Line Items]
Fund Name		abrdn Emerging Markets Fund
Class Name		Class A
Trading Symbol		GEGAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$157	1.38%

Expenses Paid, Amount		$ 157
Expense Ratio, Percent		1.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI Emerging Markets Index (Net TR) to show how the Fund’s performance measures against the returns of similar investments for the reporting period. It's important to note that investors cannot invest directly in an index.

What contributed to performance?

The Fund's technology holdings in Taiwan, which had a difficult first quarter in 2025, rebounded on renewed investor confidence in artificial intelligence (AI) infrastructure spending. Standout performers included Delta Electronics, Accton Technology, and Taiwan Semiconductor Manufacturing Company. AI-related names in China also benefited from wider AI trends, supported by Beijing’s localisation push. In a similar vein, positivity around South Korea’s dominance in the high bandwidth memory space helped lead SK Hynix higher. The chip maker reported that its Dynamic Random Access Memory and NAND Flash Memory products were sold out through 2026. The Fund continues to maintain a diversified exposure across the AI supply chain, from semiconductor manufacturing and design to more data centre-orientated names. Separately, HD Korea Shipbuilding & Offshore Engineering re-rated on improved competitiveness versus Chinese rivals following U.S. tariffs. The shipbuilder extended gains towards the period-end following a new U.S.-Korea trade deal. Grupo Mexico was another bright spot. The copper miner rallied on rising copper demand, driven by electrification of the energy mix and increasing energy demand from data center growth.

What detracted from performance?

From a country perspective, China was the main drag on relative returns, though performance picked up markedly in the final few months of the reporting period. Our caution on Xiaomi, which we introduced towards the period-end, detracted from Fund performance, as the company successfully converted its brand equity to debut strongly in the electric vehicle market. At the stock level, Globant was the top detractor. The Argentina-based technology solutions provider was weighed down by expectations of softening demand in its core U.S. market. We divested our holding in view of better opportunities elsewhere. Another notable laggard was Bank Negara Indonesia, which fell amid economic concerns and policy uncertainty under President Prabowo’s administration. The lender was also hurt by low funding liquidity, though these concerns later eased following the government’s injection of deposits into the banking system. Some holdings in India faced headwinds as punitive U.S. tariffs compounded worries over slowing growth, soft earnings, and stretched valuations. Underperformers included Power Grid Corporation of India, which we sold, and Tata Consultancy Services. Earnings have now begun to turn a corner, and consumption-boosting measures have been introduced. We believe this provides a better outlook for India going forward.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with sales load	MSCI Emerging Markets Index (Net TR)
10/15	$9,422	$10,000
11/15	$9,098	$9,610
12/15	$8,863	$9,396
01/16	$8,520	$8,786
02/16	$8,489	$8,772
03/16	$9,573	$9,933
04/16	$9,753	$9,987
05/16	$9,402	$9,614
06/16	$9,979	$9,998
07/16	$10,393	$10,501
08/16	$10,447	$10,762
09/16	$10,494	$10,901
10/16	$10,556	$10,927
11/16	$9,792	$10,424
12/16	$9,888	$10,447
01/17	$10,392	$11,018
02/17	$10,573	$11,356
03/17	$11,061	$11,642
04/17	$11,298	$11,897
05/17	$11,581	$12,249
06/17	$11,731	$12,372
07/17	$12,124	$13,110
08/17	$12,392	$13,402
09/17	$12,227	$13,349
10/17	$12,392	$13,817
11/17	$12,242	$13,845
12/17	$12,811	$14,342
01/18	$13,765	$15,537
02/18	$13,042	$14,820
03/18	$12,803	$14,545
04/18	$12,509	$14,481
05/18	$11,912	$13,967
06/18	$11,364	$13,387
07/18	$11,793	$13,681
08/18	$11,411	$13,311
09/18	$11,276	$13,241
10/18	$10,433	$12,088
11/18	$11,054	$12,586
12/18	$10,877	$12,252
01/19	$11,673	$13,325
02/19	$11,713	$13,355
03/19	$12,043	$13,467
04/19	$12,469	$13,751
05/19	$11,665	$12,753
06/19	$12,461	$13,549
07/19	$12,292	$13,383
08/19	$11,785	$12,731
09/19	$11,922	$12,974
10/19	$12,300	$13,521
11/19	$12,083	$13,502
12/19	$13,038	$14,509
01/20	$12,418	$13,833
02/20	$11,888	$13,104
03/20	$9,622	$11,085
04/20	$10,494	$12,100
05/20	$10,812	$12,193
06/20	$11,815	$13,090
07/20	$12,989	$14,259
08/20	$13,405	$14,575
09/20	$13,193	$14,341
10/20	$13,690	$14,636
11/20	$15,142	$15,990
12/20	$16,596	$17,166
01/21	$17,212	$17,692
02/21	$17,114	$17,827
03/21	$16,876	$17,558
04/21	$17,015	$17,995
05/21	$17,368	$18,412
06/21	$17,557	$18,444
07/21	$16,670	$17,203
08/21	$16,941	$17,653
09/21	$16,251	$16,952
10/21	$16,547	$17,119
11/21	$15,529	$16,421
12/21	$15,686	$16,729
01/22	$15,402	$16,413
02/22	$14,313	$15,922
03/22	$13,554	$15,562
04/22	$12,355	$14,697
05/22	$12,620	$14,761
06/22	$11,952	$13,781
07/22	$11,897	$13,747
08/22	$11,705	$13,804
09/22	$10,506	$12,186
10/22	$10,323	$11,807
11/22	$11,860	$13,559
12/22	$11,521	$13,368
01/23	$12,579	$14,424
02/23	$11,670	$13,488
03/23	$12,115	$13,897
04/23	$11,902	$13,739
05/23	$11,642	$13,509
06/23	$12,087	$14,022
07/23	$12,616	$14,894
08/23	$11,892	$13,977
09/23	$11,401	$13,611
10/23	$11,048	$13,083
11/23	$11,800	$14,130
12/23	$12,216	$14,682
01/24	$11,570	$14,000
02/24	$12,122	$14,666
03/24	$12,422	$15,030
04/24	$12,328	$15,097
05/24	$12,459	$15,182
06/24	$12,787	$15,781
07/24	$13,002	$15,828
08/24	$13,068	$16,083
09/24	$13,760	$17,157
10/24	$13,114	$16,394
11/24	$12,899	$15,805
12/24	$12,710	$15,784
01/25	$12,871	$16,066
02/25	$12,758	$16,144
03/25	$12,824	$16,246
04/25	$12,919	$16,459
05/25	$13,439	$17,161
06/25	$14,188	$18,193
07/25	$14,424	$18,548
08/25	$14,926	$18,786
09/25	$16,167	$20,130
10/25	$16,754	$20,971

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A without sales load	27.75%	4.12%	5.93%
Class A with sales load - 5.75%	20.45%	2.90%	5.30%
MSCI Emerging Markets Index (Net TR)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

AssetsNet		$ 947,631,277
Holdings Count | Holding		61
Advisory Fees Paid, Amount		$ 8,406,870
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of October 31, 2025

Total Net Assets	$947,631,277
Total Number of Portfolio Holdings	61
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$8,406,870

Holdings [Text Block]	Geographic Allocation (% of total net assets)
China	26.5%
Taiwan	19.4%
India	16.2%
South Korea	13.9%
Mexico	4.8%
Brazil	3.7%
United Arab Emirates	2.5%
Indonesia	2.4%
Other	10.6%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	14.1%
Tencent Holdings Ltd.	8.0%
Samsung Electronics Co. Ltd.	5.4%
Alibaba Group Holding Ltd.	5.0%
HDFC Bank Ltd.	3.9%
SK Hynix, Inc.	3.6%
Grupo Mexico SAB de CV	3.2%
Contemporary Amperex Technology Co. Ltd., Class A	2.5%
Delta Electronics, Inc.	1.8%
Al Rajhi Bank	1.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000111353
Shareholder Report [Line Items]
Fund Name		abrdn Emerging Markets Fund
Class Name		Class C
Trading Symbol		GEGCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$238	2.10%

Expenses Paid, Amount		$ 238
Expense Ratio, Percent		2.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI Emerging Markets Index (Net TR) to show how the Fund’s performance measures against the returns of similar investments for the reporting period. It's important to note that investors cannot invest directly in an index.

What contributed to performance?

The Fund's technology holdings in Taiwan, which had a difficult first quarter in 2025, rebounded on renewed investor confidence in artificial intelligence (AI) infrastructure spending. Standout performers included Delta Electronics, Accton Technology, and Taiwan Semiconductor Manufacturing Company. AI-related names in China also benefited from wider AI trends, supported by Beijing’s localisation push. In a similar vein, positivity around South Korea’s dominance in the high bandwidth memory space helped lead SK Hynix higher. The chip maker reported that its Dynamic Random Access Memory and NAND Flash Memory products were sold out through 2026. The Fund continues to maintain a diversified exposure across the AI supply chain, from semiconductor manufacturing and design to more data centre-orientated names. Separately, HD Korea Shipbuilding & Offshore Engineering re-rated on improved competitiveness versus Chinese rivals following U.S. tariffs. The shipbuilder extended gains towards the period-end following a new U.S.-Korea trade deal. Grupo Mexico was another bright spot. The copper miner rallied on rising copper demand, driven by electrification of the energy mix and increasing energy demand from data center growth.

What detracted from performance?

From a country perspective, China was the main drag on relative returns, though performance picked up markedly in the final few months of the reporting period. Our caution on Xiaomi, which we introduced towards the period-end, detracted from Fund performance, as the company successfully converted its brand equity to debut strongly in the electric vehicle market. At the stock level, Globant was the top detractor. The Argentina-based technology solutions provider was weighed down by expectations of softening demand in its core U.S. market. We divested our holding in view of better opportunities elsewhere. Another notable laggard was Bank Negara Indonesia, which fell amid economic concerns and policy uncertainty under President Prabowo’s administration. The lender was also hurt by low funding liquidity, though these concerns later eased following the government’s injection of deposits into the banking system. Some holdings in India faced headwinds as punitive U.S. tariffs compounded worries over slowing growth, soft earnings, and stretched valuations. Underperformers included Power Grid Corporation of India, which we sold, and Tata Consultancy Services. Earnings have now begun to turn a corner, and consumption-boosting measures have been introduced. We believe this provides a better outlook for India going forward.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C with sales load	MSCI Emerging Markets Index (Net TR)
10/15	$10,000	$10,000
11/15	$9,646	$9,610
12/15	$9,393	$9,396
01/16	$9,026	$8,786
02/16	$8,984	$8,772
03/16	$10,134	$9,933
04/16	$10,318	$9,987
05/16	$9,934	$9,614
06/16	$10,543	$9,998
07/16	$10,968	$10,501
08/16	$11,026	$10,762
09/16	$11,068	$10,901
10/16	$11,126	$10,927
11/16	$10,318	$10,424
12/16	$10,409	$10,447
01/17	$10,935	$11,018
02/17	$11,127	$11,356
03/17	$11,628	$11,642
04/17	$11,871	$11,897
05/17	$12,171	$12,249
06/17	$12,322	$12,372
07/17	$12,731	$13,110
08/17	$13,007	$13,402
09/17	$12,823	$13,349
10/17	$12,990	$13,817
11/17	$12,831	$13,845
12/17	$13,421	$14,342
01/18	$14,419	$15,537
02/18	$13,647	$14,820
03/18	$13,387	$14,545
04/18	$13,085	$14,481
05/18	$12,455	$13,967
06/18	$11,876	$13,387
07/18	$12,313	$13,681
08/18	$11,910	$13,311
09/18	$11,767	$13,241
10/18	$10,886	$12,088
11/18	$11,524	$12,586
12/18	$11,336	$12,252
01/19	$12,160	$13,325
02/19	$12,202	$13,355
03/19	$12,538	$13,467
04/19	$12,967	$13,751
05/19	$12,126	$12,753
06/19	$12,959	$13,549
07/19	$12,774	$13,383
08/19	$12,244	$12,731
09/19	$12,379	$12,974
10/19	$12,765	$13,521
11/19	$12,538	$13,502
12/19	$13,518	$14,509
01/20	$12,874	$13,833
02/20	$12,323	$13,104
03/20	$9,958	$11,085
04/20	$10,857	$12,100
05/20	$11,187	$12,193
06/20	$12,221	$13,090
07/20	$13,425	$14,259
08/20	$13,849	$14,575
09/20	$13,628	$14,341
10/20	$14,137	$14,636
11/20	$15,620	$15,990
12/20	$17,123	$17,166
01/21	$17,746	$17,692
02/21	$17,636	$17,827
03/21	$17,379	$17,558
04/21	$17,525	$17,995
05/21	$17,875	$18,412
06/21	$18,062	$18,444
07/21	$17,140	$17,203
08/21	$17,414	$17,653
09/21	$16,688	$16,952
10/21	$16,987	$17,119
11/21	$15,937	$16,421
12/21	$16,093	$16,729
01/22	$15,788	$16,413
02/22	$14,665	$15,922
03/22	$13,885	$15,562
04/22	$12,648	$14,697
05/22	$12,924	$14,761
06/22	$12,229	$13,781
07/22	$12,163	$13,747
08/22	$11,972	$13,804
09/22	$10,735	$12,186
10/22	$10,554	$11,807
11/22	$12,115	$13,559
12/22	$11,760	$13,368
01/23	$12,841	$14,424
02/23	$11,904	$13,488
03/23	$12,353	$13,897
04/23	$12,124	$13,739
05/23	$11,856	$13,509
06/23	$12,305	$14,022
07/23	$12,841	$14,894
08/23	$12,095	$13,977
09/23	$11,598	$13,611
10/23	$11,225	$13,083
11/23	$11,990	$14,130
12/23	$12,413	$14,682
01/24	$11,743	$14,000
02/24	$12,288	$14,666
03/24	$12,585	$15,030
04/24	$12,480	$15,097
05/24	$12,604	$15,182
06/24	$12,910	$15,781
07/24	$13,120	$15,828
08/24	$13,178	$16,083
09/24	$13,857	$17,157
10/24	$13,197	$16,394
11/24	$12,977	$15,805
12/24	$12,776	$15,784
01/25	$12,929	$16,066
02/25	$12,805	$16,144
03/25	$12,862	$16,246
04/25	$12,948	$16,459
05/25	$13,465	$17,161
06/25	$14,201	$18,193
07/25	$14,431	$18,548
08/25	$14,928	$18,786
09/25	$16,162	$20,130
10/25	$16,735	$20,971

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C without sales load	26.81%	3.43%	5.28%
Class C with sales load - 1.00%	25.81%	3.43%	5.28%
MSCI Emerging Markets Index (Net TR)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

AssetsNet		$ 947,631,277
Holdings Count | Holding		61
Advisory Fees Paid, Amount		$ 8,406,870
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of October 31, 2025

Total Net Assets	$947,631,277
Total Number of Portfolio Holdings	61
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$8,406,870

Holdings [Text Block]	Geographic Allocation (% of total net assets)
China	26.5%
Taiwan	19.4%
India	16.2%
South Korea	13.9%
Mexico	4.8%
Brazil	3.7%
United Arab Emirates	2.5%
Indonesia	2.4%
Other	10.6%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	14.1%
Tencent Holdings Ltd.	8.0%
Samsung Electronics Co. Ltd.	5.4%
Alibaba Group Holding Ltd.	5.0%
HDFC Bank Ltd.	3.9%
SK Hynix, Inc.	3.6%
Grupo Mexico SAB de CV	3.2%
Contemporary Amperex Technology Co. Ltd., Class A	2.5%
Delta Electronics, Inc.	1.8%
Al Rajhi Bank	1.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000111354
Shareholder Report [Line Items]
Fund Name		abrdn Emerging Markets Fund
Class Name		Class R
Trading Symbol		GEMRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$202	1.78%

Expenses Paid, Amount		$ 202
Expense Ratio, Percent		1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI Emerging Markets Index (Net TR) to show how the Fund’s performance measures against the returns of similar investments for the reporting period. It's important to note that investors cannot invest directly in an index.

What contributed to performance?

The Fund's technology holdings in Taiwan, which had a difficult first quarter in 2025, rebounded on renewed investor confidence in artificial intelligence (AI) infrastructure spending. Standout performers included Delta Electronics, Accton Technology, and Taiwan Semiconductor Manufacturing Company. AI-related names in China also benefited from wider AI trends, supported by Beijing’s localisation push. In a similar vein, positivity around South Korea’s dominance in the high bandwidth memory space helped lead SK Hynix higher. The chip maker reported that its Dynamic Random Access Memory and NAND Flash Memory products were sold out through 2026. The Fund continues to maintain a diversified exposure across the AI supply chain, from semiconductor manufacturing and design to more data centre-orientated names. Separately, HD Korea Shipbuilding & Offshore Engineering re-rated on improved competitiveness versus Chinese rivals following U.S. tariffs. The shipbuilder extended gains towards the period-end following a new U.S.-Korea trade deal. Grupo Mexico was another bright spot. The copper miner rallied on rising copper demand, driven by electrification of the energy mix and increasing energy demand from data center growth.

What detracted from performance?

From a country perspective, China was the main drag on relative returns, though performance picked up markedly in the final few months of the reporting period. Our caution on Xiaomi, which we introduced towards the period-end, detracted from Fund performance, as the company successfully converted its brand equity to debut strongly in the electric vehicle market. At the stock level, Globant was the top detractor. The Argentina-based technology solutions provider was weighed down by expectations of softening demand in its core U.S. market. We divested our holding in view of better opportunities elsewhere. Another notable laggard was Bank Negara Indonesia, which fell amid economic concerns and policy uncertainty under President Prabowo’s administration. The lender was also hurt by low funding liquidity, though these concerns later eased following the government’s injection of deposits into the banking system. Some holdings in India faced headwinds as punitive U.S. tariffs compounded worries over slowing growth, soft earnings, and stretched valuations. Underperformers included Power Grid Corporation of India, which we sold, and Tata Consultancy Services. Earnings have now begun to turn a corner, and consumption-boosting measures have been introduced. We believe this provides a better outlook for India going forward.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R	MSCI Emerging Markets Index (Net TR)
10/15	$10,000	$10,000
11/15	$9,647	$9,610
12/15	$9,394	$9,396
01/16	$9,028	$8,786
02/16	$8,987	$8,772
03/16	$10,142	$9,933
04/16	$10,325	$9,987
05/16	$9,951	$9,614
06/16	$10,566	$9,998
07/16	$10,999	$10,501
08/16	$11,057	$10,762
09/16	$11,107	$10,901
10/16	$11,165	$10,927
11/16	$10,359	$10,424
12/16	$10,455	$10,447
01/17	$10,983	$11,018
02/17	$11,176	$11,356
03/17	$11,687	$11,642
04/17	$11,938	$11,897
05/17	$12,231	$12,249
06/17	$12,390	$12,372
07/17	$12,801	$13,110
08/17	$13,086	$13,402
09/17	$12,910	$13,349
10/17	$13,077	$13,817
11/17	$12,918	$13,845
12/17	$13,523	$14,342
01/18	$14,530	$15,537
02/18	$13,760	$14,820
03/18	$13,498	$14,545
04/18	$13,193	$14,481
05/18	$12,568	$13,967
06/18	$11,984	$13,387
07/18	$12,424	$13,681
08/18	$12,026	$13,311
09/18	$11,891	$13,241
10/18	$10,995	$12,088
11/18	$11,646	$12,586
12/18	$11,455	$12,252
01/19	$12,301	$13,325
02/19	$12,335	$13,355
03/19	$12,686	$13,467
04/19	$13,130	$13,751
05/19	$12,276	$12,753
06/19	$13,122	$13,549
07/19	$12,934	$13,383
08/19	$12,404	$12,731
09/19	$12,549	$12,974
10/19	$12,942	$13,521
11/19	$12,711	$13,502
12/19	$13,716	$14,509
01/20	$13,066	$13,833
02/20	$12,503	$13,104
03/20	$10,111	$11,085
04/20	$11,030	$12,100
05/20	$11,359	$12,193
06/20	$12,416	$13,090
07/20	$13,646	$14,259
08/20	$14,080	$14,575
09/20	$13,854	$14,341
10/20	$14,383	$14,636
11/20	$15,908	$15,990
12/20	$17,436	$17,166
01/21	$18,073	$17,692
02/21	$17,977	$17,827
03/21	$17,715	$17,558
04/21	$17,864	$17,995
05/21	$18,230	$18,412
06/21	$18,431	$18,444
07/21	$17,497	$17,203
08/21	$17,776	$17,653
09/21	$17,043	$16,952
10/21	$17,357	$17,119
11/21	$16,284	$16,421
12/21	$16,447	$16,729
01/22	$16,145	$16,413
02/22	$15,006	$15,922
03/22	$14,208	$15,562
04/22	$12,943	$14,697
05/22	$13,225	$14,761
06/22	$12,515	$13,781
07/22	$12,457	$13,747
08/22	$12,262	$13,804
09/22	$11,007	$12,186
10/22	$10,812	$11,807
11/22	$12,418	$13,559
12/22	$12,057	$13,368
01/23	$13,171	$14,424
02/23	$12,215	$13,488
03/23	$12,688	$13,897
04/23	$12,452	$13,739
05/23	$12,185	$13,509
06/23	$12,649	$14,022
07/23	$13,201	$14,894
08/23	$12,442	$13,977
09/23	$11,929	$13,611
10/23	$11,554	$13,083
11/23	$12,333	$14,130
12/23	$12,776	$14,682
01/24	$12,090	$14,000
02/24	$12,657	$14,666
03/24	$12,965	$15,030
04/24	$12,856	$15,097
05/24	$12,985	$15,182
06/24	$13,313	$15,781
07/24	$13,532	$15,828
08/24	$13,592	$16,083
09/24	$14,308	$17,157
10/24	$13,622	$16,394
11/24	$13,403	$15,805
12/24	$13,200	$15,784
01/25	$13,360	$16,066
02/25	$13,240	$16,144
03/25	$13,290	$16,246
04/25	$13,390	$16,459
05/25	$13,920	$17,161
06/25	$14,691	$18,193
07/25	$14,941	$18,548
08/25	$15,451	$18,786
09/25	$16,731	$20,130
10/25	$17,331	$20,971

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R	27.23%	3.80%	5.65%
MSCI Emerging Markets Index (Net TR)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

AssetsNet		$ 947,631,277
Holdings Count | Holding		61
Advisory Fees Paid, Amount		$ 8,406,870
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of October 31, 2025

Total Net Assets	$947,631,277
Total Number of Portfolio Holdings	61
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$8,406,870

Holdings [Text Block]	Geographic Allocation (% of total net assets)
China	26.5%
Taiwan	19.4%
India	16.2%
South Korea	13.9%
Mexico	4.8%
Brazil	3.7%
United Arab Emirates	2.5%
Indonesia	2.4%
Other	10.6%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	14.1%
Tencent Holdings Ltd.	8.0%
Samsung Electronics Co. Ltd.	5.4%
Alibaba Group Holding Ltd.	5.0%
HDFC Bank Ltd.	3.9%
SK Hynix, Inc.	3.6%
Grupo Mexico SAB de CV	3.2%
Contemporary Amperex Technology Co. Ltd., Class A	2.5%
Delta Electronics, Inc.	1.8%
Al Rajhi Bank	1.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000079068
Shareholder Report [Line Items]
Fund Name		abrdn Emerging Markets Fund
Class Name		Institutional Class
Trading Symbol		ABEMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$125	1.10%

Expenses Paid, Amount		$ 125
Expense Ratio, Percent		1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI Emerging Markets Index (Net TR) to show how the Fund’s performance measures against the returns of similar investments for the reporting period. It's important to note that investors cannot invest directly in an index.

What contributed to performance?

The Fund's technology holdings in Taiwan, which had a difficult first quarter in 2025, rebounded on renewed investor confidence in artificial intelligence (AI) infrastructure spending. Standout performers included Delta Electronics, Accton Technology, and Taiwan Semiconductor Manufacturing Company. AI-related names in China also benefited from wider AI trends, supported by Beijing’s localisation push. In a similar vein, positivity around South Korea’s dominance in the high bandwidth memory space helped lead SK Hynix higher. The chip maker reported that its Dynamic Random Access Memory and NAND Flash Memory products were sold out through 2026. The Fund continues to maintain a diversified exposure across the AI supply chain, from semiconductor manufacturing and design to more data centre-orientated names. Separately, HD Korea Shipbuilding & Offshore Engineering re-rated on improved competitiveness versus Chinese rivals following U.S. tariffs. The shipbuilder extended gains towards the period-end following a new U.S.-Korea trade deal. Grupo Mexico was another bright spot. The copper miner rallied on rising copper demand, driven by electrification of the energy mix and increasing energy demand from data center growth.

What detracted from performance?

From a country perspective, China was the main drag on relative returns, though performance picked up markedly in the final few months of the reporting period. Our caution on Xiaomi, which we introduced towards the period-end, detracted from Fund performance, as the company successfully converted its brand equity to debut strongly in the electric vehicle market. At the stock level, Globant was the top detractor. The Argentina-based technology solutions provider was weighed down by expectations of softening demand in its core U.S. market. We divested our holding in view of better opportunities elsewhere. Another notable laggard was Bank Negara Indonesia, which fell amid economic concerns and policy uncertainty under President Prabowo’s administration. The lender was also hurt by low funding liquidity, though these concerns later eased following the government’s injection of deposits into the banking system. Some holdings in India faced headwinds as punitive U.S. tariffs compounded worries over slowing growth, soft earnings, and stretched valuations. Underperformers included Power Grid Corporation of India, which we sold, and Tata Consultancy Services. Earnings have now begun to turn a corner, and consumption-boosting measures have been introduced. We believe this provides a better outlook for India going forward.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Institutional Class	MSCI Emerging Markets Index (Net TR)
10/15	$1,000,000	$1,000,000
11/15	$966,476	$960,992
12/15	$941,090	$939,570
01/16	$905,467	$878,616
02/16	$902,154	$877,179
03/16	$1,018,133	$993,254
04/16	$1,037,187	$998,652
05/16	$999,908	$961,400
06/16	$1,062,040	$999,824
07/16	$1,105,946	$1,050,137
08/16	$1,112,573	$1,076,236
09/16	$1,118,372	$1,090,074
10/16	$1,125,000	$1,092,674
11/16	$1,043,814	$1,042,377
12/16	$1,053,648	$1,044,678
01/17	$1,108,176	$1,101,846
02/17	$1,128,309	$1,135,576
03/17	$1,180,321	$1,164,242
04/17	$1,206,326	$1,189,731
05/17	$1,237,365	$1,224,905
06/17	$1,254,143	$1,237,235
07/17	$1,296,088	$1,310,986
08/17	$1,325,449	$1,340,228
09/17	$1,307,832	$1,334,899
10/17	$1,326,288	$1,381,695
11/17	$1,311,188	$1,384,469
12/17	$1,372,277	$1,434,167
01/18	$1,475,156	$1,553,699
02/18	$1,397,784	$1,482,044
03/18	$1,373,128	$1,454,487
04/18	$1,342,519	$1,448,052
05/18	$1,278,752	$1,396,742
06/18	$1,220,936	$1,338,712
07/18	$1,266,848	$1,368,119
08/18	$1,226,887	$1,331,127
09/18	$1,212,433	$1,324,062
10/18	$1,122,309	$1,208,759
11/18	$1,188,627	$1,258,572
12/18	$1,171,262	$1,225,231
01/19	$1,257,638	$1,332,509
02/19	$1,261,957	$1,335,505
03/19	$1,298,235	$1,346,713
04/19	$1,344,015	$1,375,064
05/19	$1,258,502	$1,275,287
06/19	$1,344,878	$1,354,880
07/19	$1,326,739	$1,338,312
08/19	$1,273,186	$1,273,060
09/19	$1,288,734	$1,297,363
10/19	$1,329,331	$1,352,069
11/19	$1,306,873	$1,350,208
12/19	$1,410,416	$1,450,941
01/20	$1,344,426	$1,383,306
02/20	$1,287,235	$1,310,360
03/20	$1,041,754	$1,108,534
04/20	$1,136,779	$1,210,047
05/20	$1,171,973	$1,219,341
06/20	$1,281,076	$1,308,974
07/20	$1,409,536	$1,425,946
08/20	$1,454,409	$1,457,466
09/20	$1,432,412	$1,434,089
10/20	$1,486,963	$1,463,636
11/20	$1,645,338	$1,599,004
12/20	$1,804,113	$1,716,552
01/21	$1,871,589	$1,769,178
02/21	$1,861,823	$1,782,710
03/21	$1,836,963	$1,755,786
04/21	$1,852,945	$1,799,501
05/21	$1,892,010	$1,841,232
06/21	$1,913,318	$1,844,406
07/21	$1,817,431	$1,720,280
08/21	$1,847,617	$1,765,309
09/21	$1,772,150	$1,695,154
10/21	$1,805,888	$1,711,873
11/21	$1,694,907	$1,642,109
12/21	$1,713,317	$1,672,920
01/22	$1,682,509	$1,641,254
02/22	$1,564,247	$1,592,196
03/22	$1,481,761	$1,556,235
04/22	$1,351,573	$1,469,668
05/22	$1,381,387	$1,476,139
06/22	$1,308,839	$1,378,050
07/22	$1,302,876	$1,374,664
08/22	$1,283,000	$1,380,403
09/22	$1,151,818	$1,218,576
10/22	$1,132,936	$1,180,741
11/22	$1,301,882	$1,355,866
12/22	$1,263,751	$1,336,808
01/23	$1,382,133	$1,442,364
02/23	$1,281,964	$1,348,838
03/23	$1,331,542	$1,389,691
04/23	$1,308,271	$1,373,942
05/23	$1,280,952	$1,350,865
06/23	$1,329,519	$1,402,157
07/23	$1,389,216	$1,489,443
08/23	$1,309,283	$1,397,693
09/23	$1,256,668	$1,361,140
10/23	$1,217,208	$1,308,253
11/23	$1,301,188	$1,412,953
12/23	$1,347,826	$1,468,191
01/24	$1,276,996	$1,400,018
02/24	$1,337,561	$1,466,620
03/24	$1,370,410	$1,502,962
04/24	$1,360,144	$1,509,687
05/24	$1,374,516	$1,518,214
06/24	$1,409,418	$1,578,098
07/24	$1,433,028	$1,582,794
08/24	$1,440,213	$1,608,349
09/24	$1,517,203	$1,715,747
10/24	$1,445,346	$1,639,442
11/24	$1,421,736	$1,580,536
12/24	$1,401,434	$1,578,366
01/25	$1,419,055	$1,606,572
02/25	$1,407,653	$1,614,355
03/25	$1,413,872	$1,624,574
04/25	$1,425,275	$1,645,923
05/25	$1,483,322	$1,716,142
06/25	$1,566,247	$1,819,329
07/25	$1,593,198	$1,854,785
08/25	$1,649,172	$1,878,576
09/25	$1,785,999	$2,012,959
10/25	$1,851,302	$2,097,083

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	28.09%	4.48%	6.35%
MSCI Emerging Markets Index (Net TR)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

AssetsNet		$ 947,631,277
Holdings Count | Holding		61
Advisory Fees Paid, Amount		$ 8,406,870
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of October 31, 2025

Total Net Assets	$947,631,277
Total Number of Portfolio Holdings	61
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$8,406,870

Holdings [Text Block]	Geographic Allocation (% of total net assets)
China	26.5%
Taiwan	19.4%
India	16.2%
South Korea	13.9%
Mexico	4.8%
Brazil	3.7%
United Arab Emirates	2.5%
Indonesia	2.4%
Other	10.6%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	14.1%
Tencent Holdings Ltd.	8.0%
Samsung Electronics Co. Ltd.	5.4%
Alibaba Group Holding Ltd.	5.0%
HDFC Bank Ltd.	3.9%
SK Hynix, Inc.	3.6%
Grupo Mexico SAB de CV	3.2%
Contemporary Amperex Technology Co. Ltd., Class A	2.5%
Delta Electronics, Inc.	1.8%
Al Rajhi Bank	1.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000081085
Shareholder Report [Line Items]
Fund Name		abrdn Emerging Markets Fund
Class Name		Institutional Service Class
Trading Symbol		AEMSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Service	$142	1.25%

Expenses Paid, Amount		$ 142
Expense Ratio, Percent		1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI Emerging Markets Index (Net TR) to show how the Fund’s performance measures against the returns of similar investments for the reporting period. It's important to note that investors cannot invest directly in an index.

What contributed to performance?

The Fund's technology holdings in Taiwan, which had a difficult first quarter in 2025, rebounded on renewed investor confidence in artificial intelligence (AI) infrastructure spending. Standout performers included Delta Electronics, Accton Technology, and Taiwan Semiconductor Manufacturing Company. AI-related names in China also benefited from wider AI trends, supported by Beijing’s localisation push. In a similar vein, positivity around South Korea’s dominance in the high bandwidth memory space helped lead SK Hynix higher. The chip maker reported that its Dynamic Random Access Memory and NAND Flash Memory products were sold out through 2026. The Fund continues to maintain a diversified exposure across the AI supply chain, from semiconductor manufacturing and design to more data centre-orientated names. Separately, HD Korea Shipbuilding & Offshore Engineering re-rated on improved competitiveness versus Chinese rivals following U.S. tariffs. The shipbuilder extended gains towards the period-end following a new U.S.-Korea trade deal. Grupo Mexico was another bright spot. The copper miner rallied on rising copper demand, driven by electrification of the energy mix and increasing energy demand from data center growth.

What detracted from performance?

From a country perspective, China was the main drag on relative returns, though performance picked up markedly in the final few months of the reporting period. Our caution on Xiaomi, which we introduced towards the period-end, detracted from Fund performance, as the company successfully converted its brand equity to debut strongly in the electric vehicle market. At the stock level, Globant was the top detractor. The Argentina-based technology solutions provider was weighed down by expectations of softening demand in its core U.S. market. We divested our holding in view of better opportunities elsewhere. Another notable laggard was Bank Negara Indonesia, which fell amid economic concerns and policy uncertainty under President Prabowo’s administration. The lender was also hurt by low funding liquidity, though these concerns later eased following the government’s injection of deposits into the banking system. Some holdings in India faced headwinds as punitive U.S. tariffs compounded worries over slowing growth, soft earnings, and stretched valuations. Underperformers included Power Grid Corporation of India, which we sold, and Tata Consultancy Services. Earnings have now begun to turn a corner, and consumption-boosting measures have been introduced. We believe this provides a better outlook for India going forward.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Institutional Service Class	MSCI Emerging Markets Index (Net TR)
10/15	$1,000,000	$1,000,000
11/15	$965,630	$960,992
12/15	$941,043	$939,570
01/16	$904,595	$878,616
02/16	$901,281	$877,179
03/16	$1,017,255	$993,254
04/16	$1,036,308	$998,652
05/16	$999,030	$961,400
06/16	$1,060,331	$999,824
07/16	$1,104,235	$1,050,137
08/16	$1,110,862	$1,076,236
09/16	$1,115,832	$1,090,074
10/16	$1,122,459	$1,092,674
11/16	$1,041,278	$1,042,377
12/16	$1,051,961	$1,044,678
01/17	$1,105,565	$1,101,846
02/17	$1,125,666	$1,135,576
03/17	$1,177,594	$1,164,242
04/17	$1,202,720	$1,189,731
05/17	$1,233,710	$1,224,905
06/17	$1,249,623	$1,237,235
07/17	$1,292,338	$1,310,986
08/17	$1,320,815	$1,340,228
09/17	$1,303,226	$1,334,899
10/17	$1,321,652	$1,381,695
11/17	$1,305,739	$1,384,469
12/17	$1,366,939	$1,434,167
01/18	$1,469,417	$1,553,699
02/18	$1,392,346	$1,482,044
03/18	$1,366,939	$1,454,487
04/18	$1,336,449	$1,448,052
05/18	$1,273,777	$1,396,742
06/18	$1,215,339	$1,338,712
07/18	$1,261,073	$1,368,119
08/18	$1,221,267	$1,331,127
09/18	$1,207,717	$1,324,062
10/18	$1,117,096	$1,208,759
11/18	$1,184,003	$1,258,572
12/18	$1,165,854	$1,225,231
01/19	$1,251,035	$1,332,509
02/19	$1,256,197	$1,335,505
03/19	$1,291,474	$1,346,713
04/19	$1,337,076	$1,375,064
05/19	$1,251,895	$1,275,287
06/19	$1,337,936	$1,354,880
07/19	$1,319,868	$1,338,312
08/19	$1,265,662	$1,273,060
09/19	$1,281,149	$1,297,363
10/19	$1,321,589	$1,352,069
11/19	$1,299,218	$1,350,208
12/19	$1,401,884	$1,450,941
01/20	$1,336,171	$1,383,306
02/20	$1,279,219	$1,310,360
03/20	$1,035,642	$1,108,534
04/20	$1,129,393	$1,210,047
05/20	$1,164,440	$1,219,341
06/20	$1,272,210	$1,308,974
07/20	$1,399,256	$1,425,946
08/20	$1,444,817	$1,457,466
09/20	$1,422,036	$1,434,089
10/20	$1,476,359	$1,463,636
11/20	$1,633,195	$1,599,004
12/20	$1,790,740	$1,716,552
01/21	$1,857,915	$1,769,178
02/21	$1,848,192	$1,782,710
03/21	$1,822,560	$1,755,786
04/21	$1,838,470	$1,799,501
05/21	$1,877,360	$1,841,232
06/21	$1,898,574	$1,844,406
07/21	$1,803,115	$1,720,280
08/21	$1,832,283	$1,765,309
09/21	$1,758,037	$1,695,154
10/21	$1,790,740	$1,711,873
11/21	$1,681,139	$1,642,109
12/21	$1,698,137	$1,672,920
01/22	$1,668,467	$1,641,254
02/22	$1,550,774	$1,592,196
03/22	$1,468,686	$1,556,235
04/22	$1,339,125	$1,469,668
05/22	$1,368,795	$1,476,139
06/22	$1,296,597	$1,378,050
07/22	$1,290,663	$1,374,664
08/22	$1,270,883	$1,380,403
09/22	$1,140,333	$1,218,576
10/22	$1,121,542	$1,180,741
11/22	$1,288,685	$1,355,866
12/22	$1,251,719	$1,336,808
01/23	$1,367,526	$1,442,364
02/23	$1,268,839	$1,348,838
03/23	$1,318,182	$1,389,691
04/23	$1,294,014	$1,373,942
05/23	$1,266,824	$1,350,865
06/23	$1,316,168	$1,402,157
07/23	$1,373,568	$1,489,443
08/23	$1,295,021	$1,397,693
09/23	$1,242,656	$1,361,140
10/23	$1,203,383	$1,308,253
11/23	$1,285,958	$1,412,953
12/23	$1,332,757	$1,468,191
01/24	$1,262,289	$1,400,018
02/24	$1,321,523	$1,466,620
03/24	$1,354,204	$1,502,962
04/24	$1,343,991	$1,509,687
05/24	$1,357,267	$1,518,214
06/24	$1,393,012	$1,578,098
07/24	$1,415,480	$1,582,794
08/24	$1,422,629	$1,608,349
09/24	$1,498,203	$1,715,747
10/24	$1,426,714	$1,639,442
11/24	$1,404,246	$1,580,536
12/24	$1,383,525	$1,578,366
01/25	$1,401,051	$1,606,572
02/25	$1,388,680	$1,614,355
03/25	$1,395,896	$1,624,574
04/25	$1,406,206	$1,645,923
05/25	$1,462,908	$1,716,142
06/25	$1,544,352	$1,819,329
07/25	$1,571,157	$1,854,785
08/25	$1,625,797	$1,878,576
09/25	$1,760,850	$2,012,959
10/25	$1,824,769	$2,097,083

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Service Class	27.90%	4.33%	6.20%
MSCI Emerging Markets Index (Net TR)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

AssetsNet		$ 947,631,277
Holdings Count | Holding		61
Advisory Fees Paid, Amount		$ 8,406,870
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of October 31, 2025

Total Net Assets	$947,631,277
Total Number of Portfolio Holdings	61
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$8,406,870

Holdings [Text Block]	Geographic Allocation (% of total net assets)
China	26.5%
Taiwan	19.4%
India	16.2%
South Korea	13.9%
Mexico	4.8%
Brazil	3.7%
United Arab Emirates	2.5%
Indonesia	2.4%
Other	10.6%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	14.1%
Tencent Holdings Ltd.	8.0%
Samsung Electronics Co. Ltd.	5.4%
Alibaba Group Holding Ltd.	5.0%
HDFC Bank Ltd.	3.9%
SK Hynix, Inc.	3.6%
Grupo Mexico SAB de CV	3.2%
Contemporary Amperex Technology Co. Ltd., Class A	2.5%
Delta Electronics, Inc.	1.8%
Al Rajhi Bank	1.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000254924
Shareholder Report [Line Items]
Fund Name		abrdn Focused U.S. Small Cap Active ETF
Trading Symbol		AFSC
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Focused U.S. Small Cap Active ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 844-383-7289.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		844-383-7289
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
abrdn Focused U.S. Small Cap Active ETF	$72	0.67%

Expenses Paid, Amount		$ 72
Expense Ratio, Percent		0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Custom abrdn Focused U.S. Small Cap Active ETF Index (the “Index”), as described in the Fund Performance section, to show how the Fund’s performance measures against the returns of similar investments for the reporting period. It's important to note that investors cannot invest directly in an index.

What contributed to performance?

The Fund’s exposure to non-benchmark stock Aritzia led the consumer discretionary sector’s outperformance relative to the benchmark, as strong underlying demand trends and effective tariff mitigation efforts resulted in better-than-expected earnings and an improved outlook for the retailer. Our overweight to Corcept Therapeutics contributed to the Fund’s outperformance in the healthcare sector, as its shares gained after the company's key drug achieved positive study results for the treatment of a new condition, significantly increasing its addressable market. Elsewhere, H&E Equipment Services’ shares rose after United Rentals announced plans to acquire the company, prompting us to exit the position.

What detracted from performance?

The Fund’s exposure to the information technology sector weighed on performance. Within this sector, Vertex’s shares underperformed as heightened customer caution slowed the pace of enterprise-resource-planning cloud migrations, putting pressure on both the company’s results and forward guidance. Q2 Holdings’ shares declined as investor sentiment weakened, reflecting heightened credit risk concerns across the banking sector that weighed on technology providers. The stock’s performance was further pressured by increased customer churn, despite the company’s otherwise robust financial performance. Elsewhere, SM Energy’s shares underperformed as oil prices trended lower during the review period. We exited the position to reallocate capital towards ideas with a more attractive outlook.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	abrdn Focused U.S. Small Cap Active ETF (NAV)	Russell 3000 Index	Custom abrdn Focused U.S. Small Cap Active ETF Index
10/15	$10,000	$10,000	$10,000
11/15	$9,972	$10,055	$10,000
12/15	$9,828	$9,849	$10,001
01/16	$9,570	$9,293	$10,002
02/16	$9,387	$9,290	$10,004
03/16	$9,796	$9,944	$10,006
04/16	$9,892	$10,006	$10,009
05/16	$9,946	$10,185	$10,011
06/16	$9,839	$10,206	$10,013
07/16	$9,817	$10,611	$10,015
08/16	$9,914	$10,638	$10,018
09/16	$9,946	$10,655	$10,020
10/16	$9,860	$10,424	$10,023
11/16	$10,021	$10,891	$10,025
12/16	$10,070	$11,103	$10,028
01/17	$10,167	$11,312	$10,032
02/17	$10,227	$11,733	$10,036
03/17	$10,324	$11,741	$10,041
04/17	$10,300	$11,865	$10,046
05/17	$10,482	$11,987	$10,052
06/17	$10,579	$12,095	$10,059
07/17	$10,664	$12,323	$10,067
08/17	$10,640	$12,347	$10,076
09/17	$10,749	$12,648	$10,085
10/17	$10,858	$12,924	$10,094
11/17	$11,198	$13,316	$10,382
12/17	$11,400	$13,450	$10,497
01/18	$12,075	$14,158	$11,098
02/18	$11,705	$13,637	$10,689
03/18	$11,335	$13,363	$10,417
04/18	$11,512	$13,414	$10,457
05/18	$11,593	$13,792	$10,709
06/18	$11,786	$13,883	$10,775
07/18	$12,236	$14,343	$11,176
08/18	$12,574	$14,847	$11,540
09/18	$12,622	$14,871	$11,606
10/18	$11,802	$13,776	$10,813
11/18	$12,172	$14,052	$11,033
12/18	$11,014	$12,745	$10,037
01/19	$11,932	$13,838	$10,841
02/19	$12,289	$14,325	$11,189
03/19	$12,663	$14,534	$11,407
04/19	$13,105	$15,115	$11,869
05/19	$12,510	$14,137	$11,114
06/19	$13,190	$15,130	$11,898
07/19	$13,513	$15,354	$12,069
08/19	$13,445	$15,041	$11,877
09/19	$13,547	$15,305	$12,100
10/19	$13,938	$15,635	$12,362
11/19	$14,516	$16,229	$12,810
12/19	$14,871	$16,698	$13,197
01/20	$15,320	$16,680	$13,192
02/20	$14,153	$15,314	$12,106
03/20	$12,554	$13,208	$10,611
04/20	$14,081	$14,957	$11,971
05/20	$14,728	$15,757	$12,541
06/20	$14,871	$16,117	$12,791
07/20	$15,931	$17,033	$13,512
08/20	$16,937	$18,266	$14,483
09/20	$16,254	$17,601	$13,933
10/20	$15,769	$17,222	$13,562
11/20	$17,422	$19,317	$15,047
12/20	$18,896	$20,186	$16,192
01/21	$19,055	$20,096	$16,589
02/21	$19,373	$20,724	$17,671
03/21	$19,909	$21,467	$17,962
04/21	$21,081	$22,573	$18,679
05/21	$20,763	$22,676	$18,718
06/21	$21,220	$23,236	$18,939
07/21	$21,936	$23,628	$18,607
08/21	$23,168	$24,302	$19,030
09/21	$22,254	$23,212	$18,431
10/21	$24,260	$24,782	$19,335
11/21	$24,399	$24,404	$18,528
12/21	$24,325	$25,365	$19,136
01/22	$20,992	$23,873	$17,543
02/22	$21,174	$23,272	$17,741
03/22	$21,304	$24,027	$18,023
04/22	$18,804	$21,870	$16,487
05/22	$18,934	$21,841	$16,543
06/22	$17,293	$20,014	$14,963
07/22	$19,455	$21,891	$16,511
08/22	$18,726	$21,074	$16,072
09/22	$17,007	$19,120	$14,541
10/22	$18,153	$20,688	$15,936
11/22	$19,064	$21,768	$16,609
12/22	$17,971	$20,493	$15,621
01/23	$19,663	$21,905	$17,183
02/23	$18,986	$21,393	$16,780
03/23	$18,101	$21,965	$16,151
04/23	$17,814	$22,199	$15,940
05/23	$17,658	$22,285	$15,660
06/23	$19,299	$23,807	$16,994
07/23	$19,768	$24,661	$17,839
08/23	$19,169	$24,185	$17,139
09/23	$17,892	$23,033	$16,182
10/23	$16,408	$22,422	$15,199
11/23	$18,179	$24,513	$16,567
12/23	$19,768	$25,813	$18,343
01/24	$19,559	$26,099	$17,863
02/24	$20,757	$27,512	$18,843
03/24	$21,148	$28,399	$19,518
04/24	$19,820	$27,150	$18,144
05/24	$21,018	$28,432	$19,054
06/24	$20,992	$29,313	$18,878
07/24	$22,502	$29,857	$20,796
08/24	$22,190	$30,507	$20,485
09/24	$22,476	$31,138	$20,629
10/24	$22,346	$30,910	$20,331
11/24	$25,081	$32,966	$22,561
12/24	$23,622	$31,958	$20,698
01/25	$25,862	$32,967	$21,240
02/25	$24,135	$32,336	$20,104
03/25	$23,258	$30,449	$18,736
04/25	$22,745	$30,245	$18,303
05/25	$24,176	$32,162	$19,280
06/25	$24,699	$33,796	$20,328
07/25	$24,759	$34,540	$20,681
08/25	$26,106	$35,340	$22,158
09/25	$26,016	$36,559	$22,848
10/25	$25,679	$37,343	$23,261

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
abrdn Focused U.S. Small Cap Active ETF (NAV)	15.05%	10.27%	9.90%
Russell 3000 Index	20.81%	16.74%	14.08%
Custom abrdn Focused U.S. Small Cap Active ETF IndexFootnote Reference1	14.41%	11.39%	8.81%

No Deduction of Taxes [Text Block]

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

Material Change Date	Nov. 01, 2024
AssetsNet		$ 23,348,864
Holdings Count | Holding		40
Advisory Fees Paid, Amount		$ 87,009
InvestmentCompanyPortfolioTurnover		72.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of October 31, 2025

Total Net Assets	$23,348,864
Total Number of Portfolio Holdings	40
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$87,009

Holdings [Text Block]

Sector Allocation (% of total net assets)

Industrials	19.7%
Financials	19.2%
Information Technology	18.7%
Health Care	17.9%
Consumer Discretionary	8.6%
Consumer Staples	4.6%
Real Estate	3.8%
Materials	3.3%
Energy	2.3%
Other	1.9%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Ligand Pharmaceuticals, Inc.	4.0%
American Healthcare REIT, Inc.	3.8%
Camtek Ltd.	3.6%
Viavi Solutions, Inc.	3.5%
Aritzia, Inc.	3.5%
Materion Corp.	3.3%
REV Group, Inc.	3.1%
Alphatec Holdings, Inc.	3.1%
Ameris Bancorp	3.1%
Wintrust Financial Corp.	3.0%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 844-383-7289.

abrdn Focused U.S. Small Cap Active ETF acquired all the assets and liabilities of the abrdn Focused U.S. Small Cap Equity Fund (the "Predecessor Fund") pursuant to an Agreement and Plan of Reorganization and Liquidation as of the close of business on February 14, 2025 (the “Conversion”). Prior to February 14, 2025, the financial statements of the Focused U.S. Small Cap Active ETF reflect the historical results of the Predecessor Fund. All information and references to periods prior to the close of business on February 14, 2025, refer to the Predecessor Fund. Following the Conversion, the Predecessor Fund’s performance and financial history were adopted by Focused U.S. Small Cap Active ETF.

In connection with the Conversion, the management fee changed to 0.65% from 0.75% on assets up to $500 million, 0.70% on assets of $500 million up to $2 billion and 0.65% on assets of $2 billion and more and the expense limitation changed to 0.65% from 0.90%.

Material Fund Change Strategies [Text Block]

abrdn Focused U.S. Small Cap Active ETF acquired all the assets and liabilities of the abrdn Focused U.S. Small Cap Equity Fund (the "Predecessor Fund") pursuant to an Agreement and Plan of Reorganization and Liquidation as of the close of business on February 14, 2025 (the “Conversion”). Prior to February 14, 2025, the financial statements of the Focused U.S. Small Cap Active ETF reflect the historical results of the Predecessor Fund. All information and references to periods prior to the close of business on February 14, 2025, refer to the Predecessor Fund. Following the Conversion, the Predecessor Fund’s performance and financial history were adopted by Focused U.S. Small Cap Active ETF.

In connection with the Conversion, the management fee changed to 0.65% from 0.75% on assets up to $500 million, 0.70% on assets of $500 million up to $2 billion and 0.65% on assets of $2 billion and more and the expense limitation changed to 0.65% from 0.90%.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 844-383-7289.

Updated Prospectus Phone Number		844-383-7289
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000199211
Shareholder Report [Line Items]
Fund Name		abrdn Global Infrastructure Fund
Class Name		Class A
Trading Symbol		AIAFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Global Infrastructure Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$135	1.24%

Expenses Paid, Amount		$ 135
Expense Ratio, Percent		1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the S&P Global Infrastructure Index (Net TR) (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period. It's important to note that investors cannot invest directly in an index.

What contributed to performance?

IHS Holding, a multinational tower company with substantial operations in Africa, reported good quarterly earnings that indicated it was through the worst of the disruption in Nigeria and was more confident about an increase in telecommunications operators’ capital expenditure, following the government’s decision to allow them to raise prices. Helios Towers, the Africa-based tower company, reported solid earnings, showing a continuation of strong revenue trends, margin improvement, and cash-flow generation. GDS Holdings, the Asian data center company, initiated the first phase of monetizing its legacy assets through the listing of a Chinese real estate investment trust, which was well received by investors and resulted in a valuation uplift for part of its asset base.

What detracted from performance?

Cellnex Telecom, the European tower company, underperformed as interest rates moved higher, with investors pricing in the risk of an increasing inflationary environment, primarily due to tariffs. During periods like these, and in the absence of any positive industry-specific news, investors tend to treat tower companies as bond proxies. American Tower, the U.S. tower company, underperformed as investors debated whether SpaceX’s purchase of cellular spectrum marked the beginning of increased competition for towers from satellite operators. Mobico Group, the UK transportation company, announced the conclusion of the U.S. school bus sale process, with the valuation coming in below expectations and resulting in limited opportunities to deleverage the balance sheet.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with sales load	MSCI All Country World Index (Net TR)	S&P Global Infrastructure Index (Net TR)
10/15	$9,423	$10,000	$10,000
11/15	$9,140	$9,917	$9,567
12/15	$8,893	$9,739	$9,312
01/16	$8,574	$9,151	$9,238
02/16	$8,563	$9,088	$9,321
03/16	$9,293	$9,762	$10,103
04/16	$9,664	$9,906	$10,333
05/16	$9,527	$9,918	$10,271
06/16	$9,707	$9,858	$10,572
07/16	$10,043	$10,283	$10,864
08/16	$9,856	$10,318	$10,656
09/16	$9,905	$10,381	$10,842
10/16	$9,776	$10,205	$10,534
11/16	$9,548	$10,282	$10,096
12/16	$9,770	$10,504	$10,378
01/17	$10,080	$10,792	$10,515
02/17	$10,423	$11,094	$10,822
03/17	$10,760	$11,230	$11,183
04/17	$10,936	$11,405	$11,369
05/17	$11,243	$11,657	$11,832
06/17	$11,304	$11,710	$11,812
07/17	$11,648	$12,037	$12,201
08/17	$11,757	$12,083	$12,389
09/17	$11,819	$12,317	$12,160
10/17	$11,940	$12,573	$12,273
11/17	$12,131	$12,816	$12,477
12/17	$12,202	$13,023	$12,357
01/18	$12,413	$13,757	$12,496
02/18	$11,583	$13,180	$11,651
03/18	$11,482	$12,897	$11,653
04/18	$11,553	$13,021	$11,935
05/18	$11,394	$13,037	$11,700
06/18	$11,398	$12,966	$11,915
07/18	$11,885	$13,357	$12,124
08/18	$11,695	$13,462	$11,821
09/18	$11,717	$13,521	$11,700
10/18	$11,297	$12,508	$11,235
11/18	$11,681	$12,690	$11,440
12/18	$11,035	$11,797	$11,075
01/19	$12,233	$12,728	$12,038
02/19	$12,324	$13,069	$12,313
03/19	$12,571	$13,233	$12,607
04/19	$12,796	$13,680	$12,754
05/19	$12,650	$12,868	$12,559
06/19	$13,167	$13,711	$13,230
07/19	$13,075	$13,751	$12,962
08/19	$13,149	$13,425	$13,002
09/19	$13,509	$13,707	$13,277
10/19	$13,602	$14,082	$13,476
11/19	$13,478	$14,426	$13,361
12/19	$14,134	$14,934	$13,927
01/20	$14,078	$14,769	$14,146
02/20	$12,989	$13,576	$12,787
03/20	$10,516	$11,743	$9,845
04/20	$11,476	$13,002	$10,771
05/20	$12,207	$13,567	$11,338
06/20	$12,323	$14,000	$11,186
07/20	$12,638	$14,741	$11,516
08/20	$12,997	$15,643	$11,698
09/20	$12,460	$15,139	$11,340
10/20	$12,311	$14,771	$11,213
11/20	$13,844	$16,591	$12,652
12/20	$14,352	$17,362	$13,023
01/21	$14,137	$17,283	$12,742
02/21	$14,065	$17,683	$12,832
03/21	$14,816	$18,155	$13,388
04/21	$15,572	$18,949	$13,858
05/21	$15,874	$19,244	$13,923
06/21	$15,852	$19,498	$13,672
07/21	$15,866	$19,632	$13,798
08/21	$16,263	$20,123	$14,039
09/21	$15,538	$19,292	$13,849
10/21	$16,138	$20,277	$14,346
11/21	$15,571	$19,789	$13,571
12/21	$16,373	$20,580	$14,460
01/22	$15,938	$19,569	$14,309
02/22	$15,938	$19,064	$14,658
03/22	$16,707	$19,477	$15,512
04/22	$15,899	$17,918	$14,998
05/22	$16,385	$17,939	$15,535
06/22	$15,014	$16,427	$14,324
07/22	$15,850	$17,574	$14,889
08/22	$15,152	$16,927	$14,653
09/22	$13,480	$15,306	$12,919
10/22	$14,357	$16,230	$13,567
11/22	$15,611	$17,489	$14,652
12/22	$15,033	$16,801	$14,318
01/23	$15,965	$18,005	$15,032
02/23	$15,339	$17,489	$14,517
03/23	$15,956	$18,028	$14,852
04/23	$16,429	$18,287	$15,233
05/23	$15,540	$18,091	$14,368
06/23	$16,305	$19,142	$14,790
07/23	$16,522	$19,843	$15,081
08/23	$15,849	$19,288	$14,363
09/23	$14,827	$18,491	$13,680
10/23	$14,433	$17,935	$13,264
11/23	$16,095	$19,590	$14,541
12/23	$16,958	$20,531	$15,146
01/24	$16,223	$20,651	$14,662
02/24	$16,363	$21,537	$14,651
03/24	$17,085	$22,214	$15,315
04/24	$16,514	$21,481	$15,228
05/24	$17,708	$22,353	$16,163
06/24	$16,702	$22,851	$15,672
07/24	$17,643	$23,220	$16,354
08/24	$18,271	$23,809	$17,099
09/24	$18,670	$24,362	$17,740
10/24	$17,948	$23,816	$17,511
11/24	$18,415	$24,706	$18,095
12/24	$17,391	$24,121	$17,274
01/25	$17,804	$24,931	$17,666
02/25	$18,233	$24,781	$17,677
03/25	$18,905	$23,802	$18,036
04/25	$19,705	$24,024	$18,690
05/25	$20,337	$25,405	$19,490
06/25	$20,792	$26,546	$19,848
07/25	$20,712	$26,906	$19,869
08/25	$20,905	$27,570	$20,246
09/25	$21,361	$28,569	$20,543
10/25	$21,264	$29,208	$20,485

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A without sales load	18.43%	11.54%	8.48%
Class A with sales load - 5.75%	11.60%	10.23%	7.83%
MSCI All Country World Index (Net TR)	22.64%	14.61%	11.31%
S&P Global Infrastructure Index (Net TR)	16.99%	12.81%	7.43%

No Deduction of Taxes [Text Block]

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

AssetsNet		$ 44,394,318
Holdings Count | Holding		54
Advisory Fees Paid, Amount		$ 167,431
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of October 31, 2025

Total Net Assets	$44,394,318
Total Number of Portfolio Holdings	54
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$167,431

Holdings [Text Block]	Geographic Allocation (% of total net assets)
United States	46.7%
France	11.0%
Spain	7.1%
Canada	5.3%
Brazil	4.4%
Philippines	3.5%
United Kingdom	3.2%
Germany	3.1%
Mexico	3.0%
Italy	2.9%
Tanzania	2.6%
Argentina	2.4%
Other	4.8%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Ferrovial SE	3.4%
NextEra Energy, Inc.	3.4%
Enbridge, Inc.	3.2%
RWE AG	3.1%
Norfolk Southern Corp.	3.0%
Aena SME SA	3.0%
Williams Cos., Inc.	2.9%
Kinder Morgan, Inc.	2.9%
PPL Corp.	2.7%
Cheniere Energy, Inc.	2.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000199212
Shareholder Report [Line Items]
Fund Name		abrdn Global Infrastructure Fund
Class Name		Institutional Class
Trading Symbol		AIFRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Global Infrastructure Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$108	0.99%

Expenses Paid, Amount		$ 108
Expense Ratio, Percent		0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the S&P Global Infrastructure Index (Net TR) (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period. It's important to note that investors cannot invest directly in an index.

What contributed to performance?

IHS Holding, a multinational tower company with substantial operations in Africa, reported good quarterly earnings that indicated it was through the worst of the disruption in Nigeria and was more confident about an increase in telecommunications operators’ capital expenditure, following the government’s decision to allow them to raise prices. Helios Towers, the Africa-based tower company, reported solid earnings, showing a continuation of strong revenue trends, margin improvement, and cash-flow generation. GDS Holdings, the Asian data center company, initiated the first phase of monetizing its legacy assets through the listing of a Chinese real estate investment trust, which was well received by investors and resulted in a valuation uplift for part of its asset base.

What detracted from performance?

Cellnex Telecom, the European tower company, underperformed as interest rates moved higher, with investors pricing in the risk of an increasing inflationary environment, primarily due to tariffs. During periods like these, and in the absence of any positive industry-specific news, investors tend to treat tower companies as bond proxies. American Tower, the U.S. tower company, underperformed as investors debated whether SpaceX’s purchase of cellular spectrum marked the beginning of increased competition for towers from satellite operators. Mobico Group, the UK transportation company, announced the conclusion of the U.S. school bus sale process, with the valuation coming in below expectations and resulting in limited opportunities to deleverage the balance sheet.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Institutional Class	MSCI All Country World Index (Net TR)	S&P Global Infrastructure Index (Net TR)
10/15	$1,000,000	$1,000,000	$1,000,000
11/15	$969,989	$991,744	$956,721
12/15	$943,941	$973,860	$931,168
01/16	$910,720	$915,126	$923,827
02/16	$909,574	$908,827	$932,071
03/16	$986,900	$976,179	$1,010,306
04/16	$1,026,862	$990,589	$1,033,314
05/16	$1,012,383	$991,840	$1,027,060
06/16	$1,032,075	$985,832	$1,057,216
07/16	$1,067,784	$1,028,318	$1,086,390
08/16	$1,047,881	$1,031,776	$1,065,613
09/16	$1,053,149	$1,038,100	$1,084,207
10/16	$1,040,133	$1,020,480	$1,053,380
11/16	$1,015,875	$1,028,235	$1,009,626
12/16	$1,039,541	$1,050,447	$1,037,775
01/17	$1,073,036	$1,079,169	$1,051,547
02/17	$1,109,522	$1,109,442	$1,082,168
03/17	$1,146,007	$1,123,014	$1,118,302
04/17	$1,164,735	$1,140,516	$1,136,892
05/17	$1,197,961	$1,165,702	$1,183,177
06/17	$1,204,607	$1,171,003	$1,181,230
07/17	$1,241,202	$1,203,728	$1,220,122
08/17	$1,253,401	$1,208,340	$1,238,902
09/17	$1,260,110	$1,231,685	$1,216,043
10/17	$1,273,037	$1,257,261	$1,227,315
11/17	$1,293,967	$1,281,600	$1,247,685
12/17	$1,301,745	$1,302,261	$1,235,698
01/18	$1,324,769	$1,375,730	$1,249,619
02/18	$1,236,409	$1,317,952	$1,165,065
03/18	$1,225,831	$1,289,739	$1,165,258
04/18	$1,233,371	$1,302,056	$1,193,517
05/18	$1,217,035	$1,303,681	$1,170,016
06/18	$1,217,663	$1,296,621	$1,191,489
07/18	$1,270,329	$1,335,723	$1,212,350
08/18	$1,249,390	$1,346,217	$1,182,054
09/18	$1,251,977	$1,352,076	$1,170,049
10/18	$1,207,767	$1,250,753	$1,123,535
11/18	$1,249,414	$1,269,046	$1,144,022
12/18	$1,180,450	$1,179,661	$1,107,519
01/19	$1,309,027	$1,272,807	$1,203,809
02/19	$1,318,718	$1,306,851	$1,231,260
03/19	$1,345,287	$1,323,286	$1,260,732
04/19	$1,370,067	$1,367,967	$1,275,412
05/19	$1,354,416	$1,286,821	$1,255,931
06/19	$1,409,944	$1,371,081	$1,322,954
07/19	$1,400,075	$1,375,099	$1,296,235
08/19	$1,408,628	$1,342,478	$1,300,191
09/19	$1,447,515	$1,370,726	$1,327,692
10/19	$1,458,134	$1,408,241	$1,347,619
11/19	$1,444,861	$1,442,618	$1,336,080
12/19	$1,515,634	$1,493,420	$1,392,712
01/20	$1,509,571	$1,476,924	$1,414,607
02/20	$1,393,709	$1,357,633	$1,278,698
03/20	$1,128,361	$1,174,348	$984,495
04/20	$1,231,868	$1,300,150	$1,077,089
05/20	$1,310,179	$1,356,695	$1,133,753
06/20	$1,323,626	$1,400,045	$1,118,647
07/20	$1,356,631	$1,474,089	$1,151,592
08/20	$1,395,824	$1,564,311	$1,169,797
09/20	$1,338,533	$1,513,873	$1,133,964
10/20	$1,322,565	$1,477,073	$1,121,342
11/20	$1,487,799	$1,659,141	$1,265,238
12/20	$1,542,996	$1,736,174	$1,302,279
01/21	$1,519,883	$1,728,278	$1,274,180
02/21	$1,512,178	$1,768,310	$1,283,193
03/21	$1,593,587	$1,815,541	$1,338,804
04/21	$1,675,526	$1,894,921	$1,385,754
05/21	$1,708,020	$1,924,410	$1,392,254
06/21	$1,705,912	$1,949,769	$1,367,231
07/21	$1,707,336	$1,963,204	$1,379,790
08/21	$1,750,767	$2,012,342	$1,403,875
09/21	$1,672,915	$1,929,213	$1,384,875
10/21	$1,738,224	$2,027,687	$1,434,554
11/21	$1,677,939	$1,978,859	$1,357,095
12/21	$1,764,118	$2,058,014	$1,446,049
01/22	$1,718,040	$1,956,940	$1,430,867
02/22	$1,718,040	$1,906,398	$1,465,783
03/22	$1,800,990	$1,947,689	$1,551,184
04/22	$1,714,737	$1,791,792	$1,499,802
05/22	$1,767,078	$1,793,889	$1,553,473
06/22	$1,619,866	$1,642,671	$1,432,434
07/22	$1,710,603	$1,757,382	$1,488,867
08/22	$1,635,485	$1,692,685	$1,465,348
09/22	$1,454,821	$1,530,645	$1,291,866
10/22	$1,550,859	$1,623,015	$1,356,697
11/22	$1,685,912	$1,748,902	$1,465,202
12/22	$1,623,596	$1,680,081	$1,431,778
01/23	$1,724,783	$1,800,504	$1,503,166
02/23	$1,657,325	$1,748,901	$1,451,735
03/23	$1,724,722	$1,802,824	$1,485,186
04/23	$1,776,541	$1,828,735	$1,523,289
05/23	$1,680,637	$1,809,149	$1,436,844
06/23	$1,763,406	$1,914,190	$1,478,963
07/23	$1,786,804	$1,984,264	$1,508,074
08/23	$1,715,051	$1,928,816	$1,436,337
09/23	$1,604,955	$1,849,058	$1,368,030
10/23	$1,562,471	$1,793,463	$1,326,426
11/23	$1,742,635	$1,958,992	$1,454,089
12/23	$1,836,370	$2,053,090	$1,514,569
01/24	$1,756,908	$2,065,126	$1,466,181
02/24	$1,772,800	$2,153,747	$1,465,100
03/24	$1,851,815	$2,221,368	$1,531,541
04/24	$1,790,115	$2,148,078	$1,522,818
05/24	$1,919,926	$2,235,320	$1,616,309
06/24	$1,810,888	$2,285,105	$1,567,223
07/24	$1,913,513	$2,321,958	$1,635,410
08/24	$1,981,391	$2,380,928	$1,709,872
09/24	$2,025,070	$2,436,239	$1,773,995
10/24	$1,947,715	$2,381,553	$1,751,071
11/24	$1,999,013	$2,470,632	$1,809,527
12/24	$1,888,279	$2,412,148	$1,727,363
01/25	$1,932,972	$2,493,114	$1,766,567
02/25	$1,981,103	$2,478,095	$1,767,690
03/25	$2,053,334	$2,380,199	$1,803,572
04/25	$2,140,839	$2,402,398	$1,869,017
05/25	$2,210,150	$2,540,485	$1,948,951
06/25	$2,260,837	$2,654,555	$1,984,783
07/25	$2,252,108	$2,690,556	$1,986,931
08/25	$2,273,931	$2,756,988	$2,024,645
09/25	$2,324,053	$2,856,907	$2,054,254
10/25	$2,313,501	$2,920,804	$2,048,520

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	18.74%	11.82%	8.75%
MSCI All Country World Index (Net TR)	22.64%	14.61%	11.31%
S&P Global Infrastructure Index (Net TR)	16.99%	12.81%	7.43%

No Deduction of Taxes [Text Block]

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

AssetsNet		$ 44,394,318
Holdings Count | Holding		54
Advisory Fees Paid, Amount		$ 167,431
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of October 31, 2025

Total Net Assets	$44,394,318
Total Number of Portfolio Holdings	54
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$167,431

Holdings [Text Block]	Geographic Allocation (% of total net assets)
United States	46.7%
France	11.0%
Spain	7.1%
Canada	5.3%
Brazil	4.4%
Philippines	3.5%
United Kingdom	3.2%
Germany	3.1%
Mexico	3.0%
Italy	2.9%
Tanzania	2.6%
Argentina	2.4%
Other	4.8%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Ferrovial SE	3.4%
NextEra Energy, Inc.	3.4%
Enbridge, Inc.	3.2%
RWE AG	3.1%
Norfolk Southern Corp.	3.0%
Aena SME SA	3.0%
Williams Cos., Inc.	2.9%
Kinder Morgan, Inc.	2.9%
PPL Corp.	2.7%
Cheniere Energy, Inc.	2.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000229257
Shareholder Report [Line Items]
Fund Name		abrdn High Income Opportunities Fund
Class Name		Class A
Trading Symbol		BJBHX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn High Income Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$98	0.95%

Expenses Paid, Amount		$ 98
Expense Ratio, Percent		0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Custom abrdn High Income Opportunities Fund Index (the “Index”), as described in the Fund performance section, to show how the Fund’s performance measures against the returns of similar investments for the reporting period. It's important to note that investors cannot invest directly in an index.

What contributed to performance?

The Fund’s holdings in the banking and energy sectors were key contributors to performance. Within individual holdings, satellite communications company Inmarsat's bonds performed well after the company announced solid results and a new and more competitive technology platform. Our lack of exposures to New Fortress Energy and Saks Global Enterprises were also favorable to relative performance as these bonds were weak.

What detracted from performance?

Our exposures to the leisure and media sectors were unfavorable. Within individual holdings, Affinity Gaming detracted from performance despite a lack of news, as it continued to be volatile over the period. However, we maintain our conviction in this regional gaming operator. Meanwhile, Braskem Netherland's bonds declined sharply after the company reportedly hired restructuring advisors. Given the extent of negative news already priced in, we have chosen to maintain our current exposure after extensive internal and external discussions. Golf cart manufacturer Club Car was also negative.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Total Return Based on $10,000 Investment

The following graph reflects a hypothetical $10,000 investment for the most recently completed 10 fiscal years as compared to a broad-based securities market index and an additional performance benchmark

	Class A with sales load	Bloomberg Global Aggregate Bond Index	Custom abrdn High Income Opportunities Fund Index
10/15	$9,697	$10,000	$10,000
11/15	$9,503	$9,834	$9,881
12/15	$9,184	$9,887	$9,636
01/16	$8,983	$9,972	$9,499
02/16	$8,878	$10,194	$9,533
03/16	$9,169	$10,470	$9,949
04/16	$9,428	$10,609	$10,292
05/16	$9,456	$10,467	$10,351
06/16	$9,529	$10,773	$10,465
07/16	$9,724	$10,854	$10,726
08/16	$9,876	$10,801	$10,950
09/16	$9,862	$10,860	$11,010
10/16	$9,893	$10,559	$11,057
11/16	$9,850	$10,140	$10,991
12/16	$10,012	$10,093	$11,198
01/17	$10,224	$10,207	$11,358
02/17	$10,312	$10,255	$11,530
03/17	$10,308	$10,271	$11,520
04/17	$10,418	$10,386	$11,660
05/17	$10,512	$10,547	$11,749
06/17	$10,517	$10,538	$11,759
07/17	$10,628	$10,715	$11,887
08/17	$10,738	$10,821	$11,923
09/17	$10,848	$10,724	$12,023
10/17	$10,933	$10,683	$12,097
11/17	$10,900	$10,802	$12,061
12/17	$10,928	$10,839	$12,093
01/18	$11,002	$10,968	$12,172
02/18	$10,909	$10,871	$12,073
03/18	$10,853	$10,987	$12,021
04/18	$10,914	$10,811	$12,071
05/18	$10,833	$10,729	$12,011
06/18	$10,809	$10,681	$12,005
07/18	$10,947	$10,663	$12,174
08/18	$10,938	$10,675	$12,171
09/18	$11,015	$10,583	$12,277
10/18	$10,860	$10,464	$12,122
11/18	$10,654	$10,497	$12,007
12/18	$10,479	$10,709	$11,864
01/19	$10,877	$10,872	$12,340
02/19	$11,011	$10,810	$12,549
03/19	$11,127	$10,945	$12,680
04/19	$11,276	$10,913	$12,850
05/19	$11,130	$11,060	$12,725
06/19	$11,427	$11,306	$13,040
07/19	$11,510	$11,274	$13,134
08/19	$11,565	$11,503	$13,140
09/19	$11,648	$11,386	$13,205
10/19	$11,691	$11,462	$13,277
11/19	$11,788	$11,375	$13,345
12/19	$11,979	$11,442	$13,588
01/20	$12,037	$11,588	$13,642
02/20	$11,831	$11,666	$13,455
03/20	$10,128	$11,404	$11,749
04/20	$10,607	$11,628	$12,284
05/20	$11,211	$11,679	$12,828
06/20	$11,389	$11,783	$13,047
07/20	$11,826	$12,159	$13,540
08/20	$11,938	$12,140	$13,716
09/20	$11,814	$12,097	$13,582
10/20	$11,872	$12,108	$13,638
11/20	$12,407	$12,328	$14,204
12/20	$12,616	$12,494	$14,468
01/21	$12,618	$12,384	$14,501
02/21	$12,691	$12,171	$14,566
03/21	$12,722	$11,937	$14,575
04/21	$12,852	$12,087	$14,727
05/21	$12,897	$12,201	$14,789
06/21	$13,027	$12,093	$14,926
07/21	$13,006	$12,254	$14,920
08/21	$13,118	$12,203	$15,022
09/21	$13,071	$11,986	$14,957
10/21	$12,995	$11,957	$14,851
11/21	$12,858	$11,922	$14,695
12/21	$13,049	$11,906	$14,907
01/22	$12,742	$11,662	$14,548
02/22	$12,450	$11,523	$14,245
03/22	$12,329	$11,172	$14,088
04/22	$11,942	$10,560	$13,641
05/22	$11,891	$10,589	$13,593
06/22	$11,105	$10,249	$12,690
07/22	$11,623	$10,467	$13,318
08/22	$11,363	$10,054	$13,112
09/22	$10,885	$9,538	$12,560
10/22	$11,112	$9,472	$12,795
11/22	$11,454	$9,918	$13,219
12/22	$11,401	$9,971	$13,212
01/23	$11,810	$10,299	$13,721
02/23	$11,651	$9,956	$13,563
03/23	$11,784	$10,271	$13,647
04/23	$11,871	$10,316	$13,743
05/23	$11,773	$10,115	$13,664
06/23	$11,897	$10,114	$13,864
07/23	$12,072	$10,184	$14,059
08/23	$12,085	$10,045	$14,117
09/23	$11,970	$9,751	$13,951
10/23	$11,829	$9,635	$13,776
11/23	$12,376	$10,121	$14,405
12/23	$12,805	$10,541	$14,937
01/24	$12,890	$10,396	$14,940
02/24	$12,941	$10,265	$14,984
03/24	$13,063	$10,322	$15,163
04/24	$12,943	$10,061	$15,011
05/24	$13,115	$10,193	$15,181
06/24	$13,231	$10,208	$15,328
07/24	$13,453	$10,489	$15,629
08/24	$13,623	$10,738	$15,877
09/24	$13,773	$10,920	$16,137
10/24	$13,699	$10,554	$16,048
11/24	$13,858	$10,590	$16,232
12/24	$13,789	$10,363	$16,162
01/25	$13,967	$10,422	$16,385
02/25	$14,092	$10,571	$16,492
03/25	$13,884	$10,636	$16,315
04/25	$13,799	$10,949	$16,315
05/25	$14,079	$10,910	$16,589
06/25	$14,318	$11,117	$16,897
07/25	$14,397	$10,951	$16,965
08/25	$14,581	$11,110	$17,172
09/25	$14,664	$11,183	$17,303
10/25	$14,604	$11,154	$17,337

Average Annual Return [Table Text Block]

Average Annual Total Returns for the Period Ended October 31, 2025 (%)

AATR	1 Year	5 Years	10 Years
Class A without sales load	6.61%	4.23%	4.18%
Class A with sales load - 3.00%	3.41%	3.60%	3.86%
Bloomberg Global Aggregate Bond Index	5.69%	(1.63%)	1.10%
Custom abrdn High Income Opportunities Fund IndexFootnote Reference1	8.03%	4.92%	5.66%
Footnote	Description
Footnote[1]	The Custom Index reflects the returns of the ICE BofA US High Yield Constrained Index from 08/21/2023 and the ICE BofA Global High Yield Constrained Index (USD Hedged) for periods prior to 08/21/2023. The indices and time periods for the Custom Index align with the strategies utilized and benchmark for the Fund during the same time periods.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

No Deduction of Taxes [Text Block]

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

Material Change Date	Nov. 01, 2024
AssetsNet		$ 78,164,547
Holdings Count | Holding		210
Advisory Fees Paid, Amount		$ 114,419
InvestmentCompanyPortfolioTurnover		90.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of October 31, 2025

Total Net Assets	$78,164,547
Total Number of Portfolio Holdings	210
Portfolio Turnover Rate	90%
Total Advisory Fees Paid	$114,419

Credit Quality Explanation [Text Block]		Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.
Credit Ratings Selection [Text Block]

Credit Quality Allocation (% of total net assets)

AA	0.5%
BBB	4.5%
BB	46.9%
B	33.7%
CCC	6.8%
CC	0.3%
Non Rated	7.3%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

iShares Broad USD High Yield Corporate Bond ETF	3.5%
Rogers Communications, Inc., 7.000%, due 02/14/30	1.5%
Graphic Packaging International LLC, 6.375%, due 07/15/32	1.5%
TransDigm, Inc., 6.625%, due 03/01/32	1.3%
MajorDrive Holdings IV LLC, 6.375%, due 06/01/29	1.3%
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, due 03/15/29	1.3%
Univision Communications, Inc., 8.500%, due 07/31/31	1.2%
Magnera Corp., 7.250%, due 11/15/31	1.1%
CD&R Firefly Bidco Ltd., 2025 GBP Term Loan	1.1%
Affinity Interactive, 6.875%, due 12/15/27	1.0%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective February 28, 2025, the abrdn High Income Opportunities Fund adopted a non-fundamental policy that the Fund will invest, under normal circumstances, at least 80% of its net assets in high income producing instruments. There was no change to how the Fund is managed following the adoption of the non-fundamental policy.

Material Fund Change Strategies [Text Block]

Effective February 28, 2025, the abrdn High Income Opportunities Fund adopted a non-fundamental policy that the Fund will invest, under normal circumstances, at least 80% of its net assets in high income producing instruments. There was no change to how the Fund is managed following the adoption of the non-fundamental policy.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000229256
Shareholder Report [Line Items]
Fund Name		abrdn High Income Opportunities Fund
Class Name		Institutional Class
Trading Symbol		JHYIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn High Income Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$72	0.70%

Expenses Paid, Amount		$ 72
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Custom abrdn High Income Opportunities Fund Index (the “Index”), as described in the Fund performance section, to show how the Fund’s performance measures against the returns of similar investments for the reporting period. It's important to note that investors cannot invest directly in an index.

What contributed to performance?

The Fund’s holdings in the banking and energy sectors were key contributors to performance. Within individual holdings, satellite communications company Inmarsat's bonds performed well after the company announced solid results and a new and more competitive technology platform. Our lack of exposures to New Fortress Energy and Saks Global Enterprises were also favorable to relative performance as these bonds were weak.

What detracted from performance?

Our exposures to the leisure and media sectors were unfavorable. Within individual holdings, Affinity Gaming detracted from performance despite a lack of news, as it continued to be volatile over the period. However, we maintain our conviction in this regional gaming operator. Meanwhile, Braskem Netherland's bonds declined sharply after the company reportedly hired restructuring advisors. Given the extent of negative news already priced in, we have chosen to maintain our current exposure after extensive internal and external discussions. Golf cart manufacturer Club Car was also negative.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Total Return Based on $1,000,000 Investment

The following graph reflects a hypothetical $1,000,000 investment for the most recently completed 10 fiscal years as compared to a broad-based securities market index and an additional performance benchmark

	Institutional Class	Bloomberg Global Aggregate Bond Index	Custom abrdn High Income Opportunities Fund Index
10/15	$1,000,000	$1,000,000	$1,000,000
11/15	$978,986	$983,444	$988,123
12/15	$946,822	$988,671	$963,620
01/16	$926,217	$997,239	$949,864
02/16	$916,263	$1,019,445	$953,298
03/16	$945,895	$1,046,993	$994,866
04/16	$973,267	$1,060,920	$1,029,244
05/16	$975,436	$1,046,687	$1,035,114
06/16	$982,394	$1,077,253	$1,046,501
07/16	$1,002,811	$1,085,373	$1,072,552
08/16	$1,019,685	$1,080,101	$1,095,012
09/16	$1,018,474	$1,086,048	$1,101,042
10/16	$1,022,058	$1,055,905	$1,105,661
11/16	$1,017,549	$1,013,952	$1,099,091
12/16	$1,034,385	$1,009,294	$1,119,801
01/17	$1,056,673	$1,020,673	$1,135,845
02/17	$1,065,288	$1,025,496	$1,152,969
03/17	$1,066,387	$1,027,072	$1,152,005
04/17	$1,077,574	$1,038,649	$1,165,975
05/17	$1,088,126	$1,054,722	$1,174,867
06/17	$1,087,688	$1,053,796	$1,175,939
07/17	$1,100,197	$1,071,514	$1,188,733
08/17	$1,112,624	$1,082,129	$1,192,262
09/17	$1,123,672	$1,072,381	$1,202,311
10/17	$1,131,998	$1,068,324	$1,209,651
11/17	$1,128,667	$1,080,188	$1,206,056
12/17	$1,131,980	$1,083,931	$1,209,321
01/18	$1,139,165	$1,096,848	$1,217,183
02/18	$1,130,447	$1,087,115	$1,207,253
03/18	$1,124,466	$1,098,686	$1,202,085
04/18	$1,131,483	$1,081,088	$1,207,103
05/18	$1,122,763	$1,072,888	$1,201,145
06/18	$1,120,404	$1,068,118	$1,200,545
07/18	$1,135,965	$1,066,334	$1,217,393
08/18	$1,133,906	$1,067,453	$1,217,104
09/18	$1,144,140	$1,058,251	$1,227,715
10/18	$1,127,157	$1,046,430	$1,212,243
11/18	$1,105,858	$1,049,702	$1,200,696
12/18	$1,088,064	$1,070,925	$1,186,355
01/19	$1,129,840	$1,087,230	$1,234,018
02/19	$1,143,653	$1,080,972	$1,254,888
03/19	$1,156,910	$1,094,505	$1,268,029
04/19	$1,170,964	$1,091,264	$1,285,034
05/19	$1,158,026	$1,106,042	$1,272,494
06/19	$1,188,591	$1,130,564	$1,304,016
07/19	$1,196,788	$1,127,423	$1,313,351
08/19	$1,203,361	$1,150,349	$1,313,983
09/19	$1,212,858	$1,138,648	$1,320,531
10/19	$1,216,367	$1,146,230	$1,327,702
11/19	$1,227,495	$1,137,539	$1,334,523
12/19	$1,247,761	$1,144,172	$1,358,803
01/20	$1,252,984	$1,158,777	$1,364,154
02/20	$1,231,759	$1,166,571	$1,345,492
03/20	$1,054,454	$1,140,433	$1,174,889
04/20	$1,105,418	$1,162,823	$1,228,394
05/20	$1,167,571	$1,167,924	$1,282,778
06/20	$1,186,310	$1,178,301	$1,304,682
07/20	$1,232,763	$1,215,880	$1,354,042
08/20	$1,244,202	$1,214,027	$1,371,641
09/20	$1,232,115	$1,209,660	$1,358,184
10/20	$1,238,947	$1,210,817	$1,363,839
11/20	$1,294,992	$1,232,832	$1,420,364
12/20	$1,317,773	$1,249,392	$1,446,786
01/21	$1,318,316	$1,238,389	$1,450,148
02/21	$1,325,312	$1,217,072	$1,456,590
03/21	$1,329,201	$1,193,660	$1,457,469
04/21	$1,342,707	$1,208,739	$1,472,706
05/21	$1,348,130	$1,220,091	$1,478,855
06/21	$1,361,685	$1,209,327	$1,492,583
07/21	$1,359,626	$1,225,424	$1,491,977
08/21	$1,371,157	$1,220,328	$1,502,211
09/21	$1,367,724	$1,198,644	$1,495,700
10/21	$1,359,438	$1,195,746	$1,485,064
11/21	$1,345,919	$1,192,249	$1,469,491
12/21	$1,366,382	$1,190,584	$1,490,735
01/22	$1,333,434	$1,166,185	$1,454,830
02/22	$1,303,890	$1,152,324	$1,424,474
03/22	$1,290,678	$1,117,233	$1,408,785
04/22	$1,250,369	$1,056,021	$1,364,075
05/22	$1,246,763	$1,058,904	$1,359,258
06/22	$1,164,193	$1,024,926	$1,268,956
07/22	$1,218,619	$1,046,715	$1,331,789
08/22	$1,192,825	$1,005,410	$1,311,224
09/22	$1,141,857	$953,752	$1,256,038
10/22	$1,166,401	$947,193	$1,279,529
11/22	$1,200,620	$991,769	$1,321,857
12/22	$1,196,679	$997,132	$1,321,163
01/23	$1,240,567	$1,029,867	$1,372,141
02/23	$1,222,484	$995,630	$1,356,314
03/23	$1,238,224	$1,027,113	$1,364,716
04/23	$1,246,612	$1,031,646	$1,374,315
05/23	$1,237,630	$1,011,479	$1,366,435
06/23	$1,250,472	$1,011,400	$1,386,394
07/23	$1,267,434	$1,018,404	$1,405,922
08/23	$1,269,452	$1,004,472	$1,411,654
09/23	$1,258,455	$975,128	$1,395,066
10/23	$1,244,452	$963,473	$1,377,646
11/23	$1,300,571	$1,012,057	$1,440,537
12/23	$1,346,872	$1,054,119	$1,493,697
01/24	$1,355,091	$1,039,574	$1,493,984
02/24	$1,363,544	$1,026,510	$1,498,407
03/24	$1,376,222	$1,032,161	$1,516,256
04/24	$1,362,732	$1,006,113	$1,501,095
05/24	$1,379,194	$1,019,298	$1,518,128
06/24	$1,393,258	$1,020,761	$1,532,781
07/24	$1,417,717	$1,048,949	$1,562,860
08/24	$1,434,081	$1,073,767	$1,587,720
09/24	$1,452,176	$1,092,041	$1,613,665
10/24	$1,444,076	$1,055,436	$1,604,785
11/24	$1,461,212	$1,059,034	$1,623,162
12/24	$1,453,668	$1,036,314	$1,616,205
01/25	$1,472,990	$1,042,212	$1,638,523
02/25	$1,486,017	$1,057,116	$1,649,173
03/25	$1,466,408	$1,063,628	$1,631,472
04/25	$1,456,933	$1,094,886	$1,631,509
05/25	$1,486,083	$1,090,997	$1,658,948
06/25	$1,512,785	$1,111,670	$1,689,734
07/25	$1,520,536	$1,095,112	$1,696,510
08/25	$1,540,683	$1,111,031	$1,717,171
09/25	$1,548,908	$1,118,288	$1,730,282
10/25	$1,542,479	$1,115,449	$1,733,685

Average Annual Return [Table Text Block]

Average Annual Total Returns for the Period Ended October 31, 2025 (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	6.81%	4.48%	4.43%
Bloomberg Global Aggregate Bond Index	5.69%	(1.63%)	1.10%
Custom abrdn High Income Opportunities Fund IndexFootnote Reference1	8.03%	4.92%	5.66%
Footnote	Description
Footnote[1]	The Custom Index reflects the returns of the ICE BofA US High Yield Constrained Index from 08/21/2023 and the ICE BofA Global High Yield Constrained Index (USD Hedged) for periods prior to 08/21/2023. The indices and time periods for the Custom Index align with the strategies utilized and benchmark for the Fund during the same time periods.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

No Deduction of Taxes [Text Block]

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

Material Change Date	Nov. 01, 2024
AssetsNet		$ 78,164,547
Holdings Count | Holding		210
Advisory Fees Paid, Amount		$ 114,419
InvestmentCompanyPortfolioTurnover		90.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of October 31, 2025

Total Net Assets	$78,164,547
Total Number of Portfolio Holdings	210
Portfolio Turnover Rate	90%
Total Advisory Fees Paid	$114,419

Credit Quality Explanation [Text Block]		Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.
Credit Ratings Selection [Text Block]

Credit Quality Allocation (% of total net assets)

AA	0.5%
BBB	4.5%
BB	46.9%
B	33.7%
CCC	6.8%
CC	0.3%
Non Rated	7.3%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

iShares Broad USD High Yield Corporate Bond ETF	3.5%
Rogers Communications, Inc., 7.000%, due 02/14/30	1.5%
Graphic Packaging International LLC, 6.375%, due 07/15/32	1.5%
TransDigm, Inc., 6.625%, due 03/01/32	1.3%
MajorDrive Holdings IV LLC, 6.375%, due 06/01/29	1.3%
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, due 03/15/29	1.3%
Univision Communications, Inc., 8.500%, due 07/31/31	1.2%
Magnera Corp., 7.250%, due 11/15/31	1.1%
CD&R Firefly Bidco Ltd., 2025 GBP Term Loan	1.1%
Affinity Interactive, 6.875%, due 12/15/27	1.0%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective February 28, 2025, the abrdn High Income Opportunities Fund adopted a non-fundamental policy that the Fund will invest, under normal circumstances, at least 80% of its net assets in high income producing instruments. There was no change to how the Fund is managed following the adoption of the non-fundamental policy.

Material Fund Change Strategies [Text Block]

Effective February 28, 2025, the abrdn High Income Opportunities Fund adopted a non-fundamental policy that the Fund will invest, under normal circumstances, at least 80% of its net assets in high income producing instruments. There was no change to how the Fund is managed following the adoption of the non-fundamental policy.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000076084
Shareholder Report [Line Items]
Fund Name		abrdn Infrastructure Debt Fund
Class Name		Class A
Trading Symbol		CUGAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Infrastructure Debt Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$106	1.03%

Expenses Paid, Amount		$ 106
Expense Ratio, Percent		1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Bloomberg U.S. Aggregate Bond Index (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period. It's important to note that investors cannot invest directly in an index.

What contributed to performance?

The Fund’s exposures to the technology, media and telecommunication, electric, and capital goods sectors were key contributors to performance. Within individual holdings, Toledo Hospital Bonds benefited the Fund as fundamentals in healthcare stabilized, with stable admissions and effective cost management practices mitigating rising costs. Public Finance Authority’s municipal bonds also added to returns. This was more of a tactical opportunity as tax-exempt municipal bonds became dislocated from greater fixed income in terms of relative performance. The project, which is involved in toll-road development, is well capitalized during the construction period and is set to be completed in 2030. Meanwhile, U.S. Cellular bonds benefited from the company being acquired by higher-rated T-Mobile USA, and these bonds were exchanged into T-Mobile bonds. In terms of ratings, BB and BBB rated bonds were particularly positive.

What detracted from performance?

The Fund’s holdings in economic and industrial development, general obligation, and local authority bonds weighed on performance. Within individual holdings, bonds of National Finance Authority detracted from Fund performance due to headline risk around the downsizing of federal lease office facilities. While these bonds have been pressured, we remain confident in the position as this physical facility is essential and it is a relatively modern facility. Meanwhile, our positions in Nevada Department of Business and Industry and California State Infrastructure were negative as cost overruns associated with construction put pressure on these bonds. In terms of ratings, A rated and non-rated bonds were especially unfavorable.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Total Return Based on $10,000 Investment

The following graph reflects a hypothetical $10,000 investment for the most recently completed 10 fiscal years as compared to a broad-based securities market index, which is also the performance benchmark.

	Class A with sales load	Bloomberg U.S. Aggregate Bond Index
10/15	$9,701	$10,000
11/15	$9,546	$9,974
12/15	$9,548	$9,941
01/16	$9,569	$10,078
02/16	$9,693	$10,150
03/16	$10,055	$10,243
04/16	$10,220	$10,282
05/16	$10,086	$10,285
06/16	$10,365	$10,470
07/16	$10,438	$10,536
08/16	$10,510	$10,524
09/16	$10,458	$10,518
10/16	$10,489	$10,437
11/16	$10,479	$10,190
12/16	$10,545	$10,205
01/17	$10,576	$10,225
02/17	$10,618	$10,293
03/17	$10,660	$10,288
04/17	$10,670	$10,367
05/17	$10,670	$10,447
06/17	$10,681	$10,437
07/17	$10,649	$10,481
08/17	$10,618	$10,575
09/17	$10,660	$10,525
10/17	$10,691	$10,531
11/17	$10,670	$10,518
12/17	$10,717	$10,566
01/18	$10,769	$10,444
02/18	$10,790	$10,345
03/18	$10,748	$10,412
04/18	$10,790	$10,334
05/18	$10,842	$10,408
06/18	$10,853	$10,395
07/18	$10,905	$10,398
08/18	$10,937	$10,465
09/18	$10,937	$10,397
10/18	$10,916	$10,315
11/18	$10,853	$10,377
12/18	$10,789	$10,567
01/19	$10,867	$10,679
02/19	$10,933	$10,673
03/19	$11,022	$10,878
04/19	$11,078	$10,881
05/19	$11,156	$11,074
06/19	$11,159	$11,213
07/19	$11,226	$11,238
08/19	$11,350	$11,529
09/19	$11,330	$11,468
10/19	$11,409	$11,502
11/19	$11,409	$11,496
12/19	$11,552	$11,488
01/20	$11,780	$11,709
02/20	$11,540	$11,920
03/20	$11,334	$11,850
04/20	$11,277	$12,061
05/20	$11,368	$12,117
06/20	$11,437	$12,193
07/20	$11,712	$12,375
08/20	$11,906	$12,275
09/20	$11,838	$12,269
10/20	$11,780	$12,214
11/20	$12,101	$12,334
12/20	$12,272	$12,351
01/21	$12,111	$12,262
02/21	$12,088	$12,085
03/21	$12,088	$11,934
04/21	$12,077	$12,028
05/21	$12,100	$12,068
06/21	$12,111	$12,153
07/21	$11,962	$12,288
08/21	$12,065	$12,265
09/21	$11,848	$12,159
10/21	$11,802	$12,155
11/21	$11,698	$12,191
12/21	$11,957	$12,160
01/22	$11,707	$11,898
02/22	$11,504	$11,765
03/22	$11,314	$11,439
04/22	$11,111	$11,005
05/22	$10,944	$11,076
06/22	$11,016	$10,902
07/22	$10,884	$11,168
08/22	$10,765	$10,853
09/22	$10,694	$10,384
10/22	$10,491	$10,249
11/22	$10,408	$10,626
12/22	$10,717	$10,578
01/23	$10,563	$10,904
02/23	$10,336	$10,622
03/23	$10,396	$10,891
04/23	$10,372	$10,957
05/23	$10,253	$10,838
06/23	$10,038	$10,800
07/23	$10,014	$10,792
08/23	$9,966	$10,723
09/23	$9,760	$10,451
10/23	$9,610	$10,286
11/23	$10,040	$10,751
12/23	$10,425	$11,163
01/24	$10,437	$11,132
02/24	$10,381	$10,975
03/24	$10,508	$11,076
04/24	$10,365	$10,797
05/24	$10,503	$10,980
06/24	$10,603	$11,084
07/24	$10,807	$11,343
08/24	$10,963	$11,505
09/24	$11,096	$11,660
10/24	$10,936	$11,370
11/24	$11,056	$11,491
12/24	$10,907	$11,303
01/25	$11,014	$11,363
02/25	$11,135	$11,613
03/25	$11,064	$11,617
04/25	$11,056	$11,663
05/25	$11,076	$11,579
06/25	$11,280	$11,757
07/25	$11,273	$11,726
08/25	$11,388	$11,866
09/25	$11,554	$11,996
10/25	$11,589	$12,071

Average Annual Return [Table Text Block]

Average Annual Total Returns for the Period Ended October 31, 2025 (%)

AATR	1 Year	5 Years	10 Years
Class A without sales load	5.97%	(0.33%)	1.79%
Class A with sales load - 3.00%	2.84%	(0.94%)	1.49%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24%)	1.90%

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

No Deduction of Taxes [Text Block]

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

AssetsNet		$ 21,288,485
Holdings Count | Holding		50
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		17.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of October 31, 2025

Total Net Assets	$21,288,485
Total Number of Portfolio Holdings	50
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$0

Credit Quality Explanation [Text Block]		Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.
Credit Ratings Selection [Text Block]

Credit Quality Allocation (% of total net assets)

AAA	1.9%
AA	18.7%
A	7.9%
BBB	21.8%
BB	28.8%
B	10.5%
Below B	1.8%
N/R	8.6%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Public Finance Authority, 5.750%, due 12/31/65	4.9%
Gabon Blue Bond Master Trust, 6.097%, due 08/01/38	4.8%
Port of Beaumont Navigation District, 10.000%, due 07/01/26	4.7%
Massachusetts Development Finance Agency, 8.500%, due 10/01/26	4.7%
Toledo Hospital, 6.015%, due 11/15/48	4.5%
Dutchess County Local Development Corp., 5.918%, due 07/01/39	4.2%
New York Transportation Development Corp., 6.971%, due 06/30/51	3.8%
Low Income Investment Fund, 3.386%, due 07/01/26	3.7%
California Statewide Communities Development Authority, 7.140%, due 08/15/47	3.6%
LBJ Infrastructure Group LLC, 3.797%, due 12/31/57	3.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000075913
Shareholder Report [Line Items]
Fund Name		abrdn Infrastructure Debt Fund
Class Name		Institutional Class
Trading Symbol		AGCIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Infrastructure Debt Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$68	0.66%

Expenses Paid, Amount		$ 68
Expense Ratio, Percent		0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Bloomberg U.S. Aggregate Bond Index (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period. It's important to note that investors cannot invest directly in an index.

What contributed to performance?

The Fund’s exposures to the technology, media and telecommunication, electric, and capital goods sectors were key contributors to performance. Within individual holdings, Toledo Hospital Bonds benefited the Fund as fundamentals in healthcare stabilized, with stable admissions and effective cost management practices mitigating rising costs. Public Finance Authority’s municipal bonds also added to returns. This was more of a tactical opportunity as tax-exempt municipal bonds became dislocated from greater fixed income in terms of relative performance. The project, which is involved in toll-road development, is well capitalized during the construction period and is set to be completed in 2030. Meanwhile, U.S. Cellular bonds benefited from the company being acquired by higher-rated T-Mobile USA, and these bonds were exchanged into T-Mobile bonds. In terms of ratings, BB and BBB rated bonds were particularly positive.

What detracted from performance?

The Fund’s holdings in economic and industrial development, general obligation, and local authority bonds weighed on performance. Within individual holdings, bonds of National Finance Authority detracted from Fund performance due to headline risk around the downsizing of federal lease office facilities. While these bonds have been pressured, we remain confident in the position as this physical facility is essential and it is a relatively modern facility. Meanwhile, our positions in Nevada Department of Business and Industry and California State Infrastructure were negative as cost overruns associated with construction put pressure on these bonds. In terms of ratings, A rated and non-rated bonds were especially unfavorable.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Total Return Based on $1,000,000 Investment

The following graph reflects a hypothetical $1,000,000 investment for the most recently completed 10 fiscal years as compared to a broad-based securities market index, which is also the performance benchmark.

	Institutional Class	Bloomberg U.S. Aggregate Bond Index
10/15	$1,000,000	$1,000,000
11/15	$985,201	$997,358
12/15	$984,723	$994,135
01/16	$987,907	$1,007,816
02/16	$1,000,640	$1,014,965
03/16	$1,037,779	$1,024,277
04/16	$1,055,819	$1,028,209
05/16	$1,042,024	$1,028,473
06/16	$1,070,674	$1,046,952
07/16	$1,079,163	$1,053,571
08/16	$1,086,591	$1,052,366
09/16	$1,081,286	$1,051,750
10/16	$1,084,469	$1,043,705
11/16	$1,084,469	$1,019,017
12/16	$1,091,239	$1,020,455
01/17	$1,094,458	$1,022,457
02/17	$1,099,823	$1,029,329
03/17	$1,103,042	$1,028,789
04/17	$1,104,115	$1,036,728
05/17	$1,104,115	$1,044,708
06/17	$1,107,334	$1,043,657
07/17	$1,104,115	$1,048,148
08/17	$1,100,896	$1,057,549
09/17	$1,105,188	$1,052,512
10/17	$1,108,407	$1,053,122
11/17	$1,107,334	$1,051,770
12/17	$1,110,997	$1,056,597
01/18	$1,117,456	$1,044,429
02/18	$1,120,686	$1,034,528
03/18	$1,115,303	$1,041,163
04/18	$1,120,686	$1,033,419
05/18	$1,127,145	$1,040,794
06/18	$1,127,145	$1,039,514
07/18	$1,133,604	$1,039,761
08/18	$1,136,834	$1,046,452
09/18	$1,136,834	$1,039,713
10/18	$1,135,757	$1,031,497
11/18	$1,129,298	$1,037,655
12/18	$1,123,146	$1,056,718
01/19	$1,131,128	$1,067,939
02/19	$1,137,970	$1,067,321
03/19	$1,147,092	$1,087,815
04/19	$1,153,933	$1,088,094
05/19	$1,163,055	$1,107,409
06/19	$1,162,831	$1,121,316
07/19	$1,170,867	$1,123,782
08/19	$1,183,494	$1,152,902
09/19	$1,182,413	$1,146,761
10/19	$1,188,192	$1,150,215
11/19	$1,188,192	$1,149,630
12/19	$1,203,119	$1,148,828
01/20	$1,227,889	$1,170,937
02/20	$1,203,119	$1,192,012
03/20	$1,181,888	$1,184,998
04/20	$1,175,990	$1,206,062
05/20	$1,185,426	$1,211,678
06/20	$1,193,683	$1,219,310
07/20	$1,221,992	$1,237,523
08/20	$1,243,223	$1,227,534
09/20	$1,236,146	$1,226,861
10/20	$1,230,248	$1,221,383
11/20	$1,264,455	$1,233,367
12/20	$1,282,095	$1,235,067
01/21	$1,266,705	$1,226,212
02/21	$1,263,154	$1,208,504
03/21	$1,263,154	$1,193,414
04/21	$1,263,154	$1,202,842
05/21	$1,266,705	$1,206,772
06/21	$1,267,889	$1,215,251
07/21	$1,252,499	$1,228,839
08/21	$1,263,154	$1,226,499
09/21	$1,240,661	$1,215,880
10/21	$1,235,925	$1,215,545
11/21	$1,226,455	$1,219,141
12/21	$1,253,592	$1,216,021
01/22	$1,227,758	$1,189,823
02/22	$1,206,844	$1,176,549
03/22	$1,187,160	$1,143,863
04/22	$1,167,477	$1,100,455
05/22	$1,150,254	$1,107,551
06/22	$1,157,635	$1,090,175
07/22	$1,144,103	$1,116,813
08/22	$1,131,801	$1,085,256
09/22	$1,124,419	$1,038,366
10/22	$1,103,506	$1,024,917
11/22	$1,094,894	$1,062,609
12/22	$1,129,340	$1,057,816
01/23	$1,112,117	$1,090,358
02/23	$1,088,743	$1,062,167
03/23	$1,094,894	$1,089,148
04/23	$1,093,664	$1,095,749
05/23	$1,080,131	$1,083,818
06/23	$1,057,988	$1,079,952
07/23	$1,056,757	$1,079,200
08/23	$1,053,067	$1,072,306
09/23	$1,030,163	$1,045,057
10/23	$1,014,733	$1,028,565
11/23	$1,060,720	$1,075,145
12/23	$1,102,055	$1,116,300
01/24	$1,103,481	$1,113,235
02/24	$1,097,935	$1,097,507
03/24	$1,111,305	$1,107,641
04/24	$1,096,689	$1,079,664
05/24	$1,112,430	$1,097,968
06/24	$1,123,051	$1,108,362
07/24	$1,145,701	$1,134,250
08/24	$1,160,837	$1,150,549
09/24	$1,176,189	$1,165,955
10/24	$1,159,877	$1,137,040
11/24	$1,173,882	$1,149,062
12/24	$1,157,294	$1,130,257
01/25	$1,168,730	$1,136,253
02/25	$1,182,830	$1,161,253
03/25	$1,175,699	$1,161,690
04/25	$1,173,742	$1,166,255
05/25	$1,177,428	$1,157,905
06/25	$1,198,830	$1,175,709
07/25	$1,198,418	$1,172,608
08/25	$1,210,580	$1,186,633
09/25	$1,229,415	$1,199,578
10/25	$1,233,339	$1,207,072

Average Annual Return [Table Text Block]

Average Annual Total Returns for the Period Ended October 31, 2025 (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	6.33%	0.05%	2.12%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24%)	1.90%

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

No Deduction of Taxes [Text Block]

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

AssetsNet		$ 21,288,485
Holdings Count | Holding		50
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		17.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of October 31, 2025

Total Net Assets	$21,288,485
Total Number of Portfolio Holdings	50
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$0

Credit Quality Explanation [Text Block]		Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.
Credit Ratings Selection [Text Block]

Credit Quality Allocation (% of total net assets)

AAA	1.9%
AA	18.7%
A	7.9%
BBB	21.8%
BB	28.8%
B	10.5%
Below B	1.8%
N/R	8.6%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Public Finance Authority, 5.750%, due 12/31/65	4.9%
Gabon Blue Bond Master Trust, 6.097%, due 08/01/38	4.8%
Port of Beaumont Navigation District, 10.000%, due 07/01/26	4.7%
Massachusetts Development Finance Agency, 8.500%, due 10/01/26	4.7%
Toledo Hospital, 6.015%, due 11/15/48	4.5%
Dutchess County Local Development Corp., 5.918%, due 07/01/39	4.2%
New York Transportation Development Corp., 6.971%, due 06/30/51	3.8%
Low Income Investment Fund, 3.386%, due 07/01/26	3.7%
California Statewide Communities Development Authority, 7.140%, due 08/15/47	3.6%
LBJ Infrastructure Group LLC, 3.797%, due 12/31/57	3.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000076087
Shareholder Report [Line Items]
Fund Name		abrdn Infrastructure Debt Fund
Class Name		Institutional Service Class
Trading Symbol		CGFIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Infrastructure Debt Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Service	$80	0.78%

Expenses Paid, Amount		$ 80
Expense Ratio, Percent		0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Bloomberg U.S. Aggregate Bond Index (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period. It's important to note that investors cannot invest directly in an index.

What contributed to performance?

The Fund’s exposures to the technology, media and telecommunication, electric, and capital goods sectors were key contributors to performance. Within individual holdings, Toledo Hospital Bonds benefited the Fund as fundamentals in healthcare stabilized, with stable admissions and effective cost management practices mitigating rising costs. Public Finance Authority’s municipal bonds also added to returns. This was more of a tactical opportunity as tax-exempt municipal bonds became dislocated from greater fixed income in terms of relative performance. The project, which is involved in toll-road development, is well capitalized during the construction period and is set to be completed in 2030. Meanwhile, U.S. Cellular bonds benefited from the company being acquired by higher-rated T-Mobile USA, and these bonds were exchanged into T-Mobile bonds. In terms of ratings, BB and BBB rated bonds were particularly positive.

What detracted from performance?

The Fund’s holdings in economic and industrial development, general obligation, and local authority bonds weighed on performance. Within individual holdings, bonds of National Finance Authority detracted from Fund performance due to headline risk around the downsizing of federal lease office facilities. While these bonds have been pressured, we remain confident in the position as this physical facility is essential and it is a relatively modern facility. Meanwhile, our positions in Nevada Department of Business and Industry and California State Infrastructure were negative as cost overruns associated with construction put pressure on these bonds. In terms of ratings, A rated and non-rated bonds were especially unfavorable.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Total Return Based on $1,000,000 Investment

The following graph reflects a hypothetical $1,000,000 investment for the most recently completed 10 fiscal years as compared to a broad-based securities market index, which is also the performance benchmark.

	Institutional Service Class	Bloomberg U.S. Aggregate Bond Index
10/15	$1,000,000	$1,000,000
11/15	$985,138	$997,358
12/15	$985,367	$994,135
01/16	$987,497	$1,007,816
02/16	$1,000,280	$1,014,965
03/16	$1,036,499	$1,024,277
04/16	$1,054,609	$1,028,209
05/16	$1,040,760	$1,028,473
06/16	$1,069,522	$1,046,952
07/16	$1,078,045	$1,053,571
08/16	$1,085,501	$1,052,366
09/16	$1,079,110	$1,051,750
10/16	$1,083,371	$1,043,705
11/16	$1,082,306	$1,019,017
12/16	$1,090,167	$1,020,455
01/17	$1,093,399	$1,022,457
02/17	$1,097,708	$1,029,329
03/17	$1,100,940	$1,028,789
04/17	$1,102,017	$1,036,728
05/17	$1,102,017	$1,044,708
06/17	$1,105,249	$1,043,657
07/17	$1,100,940	$1,048,148
08/17	$1,098,785	$1,057,549
09/17	$1,102,017	$1,052,512
10/17	$1,106,326	$1,053,122
11/17	$1,104,171	$1,051,770
12/17	$1,107,849	$1,056,597
01/18	$1,114,334	$1,044,429
02/18	$1,117,576	$1,034,528
03/18	$1,112,172	$1,041,163
04/18	$1,117,576	$1,033,419
05/18	$1,122,980	$1,040,794
06/18	$1,124,061	$1,039,514
07/18	$1,129,465	$1,039,761
08/18	$1,132,708	$1,046,452
09/18	$1,132,708	$1,039,713
10/18	$1,131,627	$1,031,497
11/18	$1,125,142	$1,037,655
12/18	$1,118,613	$1,056,718
01/19	$1,126,636	$1,067,939
02/19	$1,133,513	$1,067,321
03/19	$1,142,682	$1,087,815
04/19	$1,148,412	$1,088,094
05/19	$1,157,581	$1,107,409
06/19	$1,157,340	$1,121,316
07/19	$1,165,418	$1,123,782
08/19	$1,178,110	$1,152,902
09/19	$1,176,882	$1,146,761
10/19	$1,185,014	$1,150,215
11/19	$1,185,014	$1,149,630
12/19	$1,199,819	$1,148,828
01/20	$1,224,692	$1,170,937
02/20	$1,198,635	$1,192,012
03/20	$1,178,500	$1,184,998
04/20	$1,172,578	$1,206,062
05/20	$1,182,053	$1,211,678
06/20	$1,189,160	$1,219,310
07/20	$1,217,586	$1,237,523
08/20	$1,237,721	$1,227,534
09/20	$1,231,799	$1,226,861
10/20	$1,224,692	$1,221,383
11/20	$1,259,040	$1,233,367
12/20	$1,276,259	$1,235,067
01/21	$1,260,825	$1,226,212
02/21	$1,258,451	$1,208,504
03/21	$1,257,264	$1,193,414
04/21	$1,257,264	$1,202,842
05/21	$1,259,638	$1,206,772
06/21	$1,262,013	$1,215,251
07/21	$1,246,579	$1,228,839
08/21	$1,256,076	$1,226,499
09/21	$1,234,707	$1,215,880
10/21	$1,229,958	$1,215,545
11/21	$1,219,273	$1,219,141
12/21	$1,246,020	$1,216,021
01/22	$1,220,138	$1,189,823
02/22	$1,199,186	$1,176,549
03/22	$1,180,699	$1,143,863
04/22	$1,159,747	$1,100,455
05/22	$1,142,493	$1,107,551
06/22	$1,149,888	$1,090,175
07/22	$1,136,331	$1,116,813
08/22	$1,125,238	$1,085,256
09/22	$1,116,611	$1,038,366
10/22	$1,096,892	$1,024,917
11/22	$1,087,032	$1,062,609
12/22	$1,121,541	$1,057,816
01/23	$1,104,287	$1,090,358
02/23	$1,080,870	$1,062,167
03/23	$1,087,032	$1,089,148
04/23	$1,085,800	$1,095,749
05/23	$1,072,243	$1,083,818
06/23	$1,050,058	$1,079,952
07/23	$1,048,826	$1,079,200
08/23	$1,045,128	$1,072,306
09/23	$1,022,361	$1,045,057
10/23	$1,006,885	$1,028,565
11/23	$1,051,733	$1,075,145
12/23	$1,093,172	$1,116,300
01/24	$1,094,624	$1,113,235
02/24	$1,089,080	$1,097,507
03/24	$1,102,487	$1,107,641
04/24	$1,087,851	$1,079,664
05/24	$1,102,364	$1,097,968
06/24	$1,113,027	$1,108,362
07/24	$1,134,436	$1,134,250
08/24	$1,150,923	$1,150,549
09/24	$1,164,995	$1,165,955
10/24	$1,148,636	$1,137,040
11/24	$1,162,674	$1,149,062
12/24	$1,146,013	$1,130,257
01/25	$1,157,465	$1,136,253
02/25	$1,171,591	$1,161,253
03/25	$1,163,087	$1,161,690
04/25	$1,162,509	$1,166,255
05/25	$1,166,196	$1,157,905
06/25	$1,186,284	$1,175,709
07/25	$1,185,828	$1,172,608
08/25	$1,197,994	$1,186,633
09/25	$1,215,457	$1,199,578
10/25	$1,220,806	$1,207,072

Average Annual Return [Table Text Block]

Average Annual Total Returns for the Period Ended October 31, 2025 (%)

AATR	1 Year	5 Years	10 Years
Institutional Service Class	6.28%	(0.06%)	2.02%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24%)	1.90%

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

No Deduction of Taxes [Text Block]

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

AssetsNet		$ 21,288,485
Holdings Count | Holding		50
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		17.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of October 31, 2025

Total Net Assets	$21,288,485
Total Number of Portfolio Holdings	50
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$0

Credit Quality Explanation [Text Block]		Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.
Credit Ratings Selection [Text Block]

Credit Quality Allocation (% of total net assets)

AAA	1.9%
AA	18.7%
A	7.9%
BBB	21.8%
BB	28.8%
B	10.5%
Below B	1.8%
N/R	8.6%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Public Finance Authority, 5.750%, due 12/31/65	4.9%
Gabon Blue Bond Master Trust, 6.097%, due 08/01/38	4.8%
Port of Beaumont Navigation District, 10.000%, due 07/01/26	4.7%
Massachusetts Development Finance Agency, 8.500%, due 10/01/26	4.7%
Toledo Hospital, 6.015%, due 11/15/48	4.5%
Dutchess County Local Development Corp., 5.918%, due 07/01/39	4.2%
New York Transportation Development Corp., 6.971%, due 06/30/51	3.8%
Low Income Investment Fund, 3.386%, due 07/01/26	3.7%
California Statewide Communities Development Authority, 7.140%, due 08/15/47	3.6%
LBJ Infrastructure Group LLC, 3.797%, due 12/31/57	3.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000075914
Shareholder Report [Line Items]
Fund Name		abrdn International Small Cap Active ETF
Trading Symbol		ASCI
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn International Small Cap Active ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 844-383-7289.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		844-383-7289
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
abrdn International Small Cap Active ETF	$104	0.97%

Expenses Paid, Amount		$ 104
Expense Ratio, Percent		0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI All Country World ex USA Small Cap Index (Net TR) (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period. It's important to note that investors cannot invest directly in an index.

What contributed to performance?

Elite Material Company, the Taiwanese manufacturer of copper-clad laminate, a key component used in data-center circuit boards, performed well after management increased its guidance due to continued momentum for its high-end, high-margin solutions. Alpha Group International, the UK provider of outsourced treasury services, rose after a bid from Corpay at a 67% premium. CyberArk Software, a provider of identity-security software, performed strongly after Palo Alto Networks announced an agreed offer for the company in July 2025.

What detracted from performance?

Gamma Communications weakened along with other mid-sized companies despite posting strong results. The company is shifting away from the Alternative Investment Market to the main market, which may cause some short-term capital flows. Poly Medicure Company, a manufacturer of consumable medical devices for the Indian and European markets, underperformed after management cut guidance for the company’s higher‑margin export business. CTS Eventim, the German online events ticketing company, fell after a disappointing second-quarter update. Higher integration costs from a recent acquisition and losses from several inherited festivals under the same deal led to an earnings miss.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	abrdn International Small Cap Active ETF (NAV)	MSCI All Country World ex USA Index (Net TR)	Custom abrdn International Small Cap Active ETF Index
10/15	$10,000	$10,000	$10,000
11/15	$9,981	$9,794	$10,112
12/15	$9,835	$9,609	$9,857
01/16	$9,346	$8,955	$9,091
02/16	$9,354	$8,853	$9,186
03/16	$10,088	$9,573	$9,983
04/16	$10,316	$9,825	$10,262
05/16	$10,175	$9,659	$10,194
06/16	$10,399	$9,511	$9,895
07/16	$10,908	$9,982	$10,446
08/16	$10,817	$10,045	$10,421
09/16	$11,074	$10,169	$10,678
10/16	$10,792	$10,022	$10,397
11/16	$10,382	$9,791	$10,088
12/16	$10,359	$10,041	$10,303
01/17	$10,741	$10,397	$10,697
02/17	$10,959	$10,563	$10,979
03/17	$11,240	$10,830	$11,207
04/17	$11,706	$11,062	$11,543
05/17	$11,949	$11,421	$11,856
06/17	$11,873	$11,457	$11,906
07/17	$12,310	$11,879	$12,326
08/17	$12,414	$11,941	$12,460
09/17	$12,951	$12,163	$12,728
10/17	$13,182	$12,392	$12,965
11/17	$13,157	$12,492	$13,158
12/17	$13,693	$12,771	$13,563
01/18	$14,415	$13,483	$14,230
02/18	$13,941	$12,847	$13,670
03/18	$13,885	$12,620	$13,515
04/18	$13,902	$12,822	$13,671
05/18	$13,589	$12,526	$13,533
06/18	$13,480	$12,290	$13,164
07/18	$13,837	$12,584	$13,256
08/18	$13,672	$12,321	$13,127
09/18	$13,546	$12,377	$12,965
10/18	$12,742	$11,370	$11,704
11/18	$12,929	$11,478	$11,733
12/18	$12,419	$10,958	$11,094
01/19	$13,471	$11,786	$11,963
02/19	$13,621	$12,017	$12,214
03/19	$13,822	$12,088	$12,233
04/19	$14,127	$12,408	$12,503
05/19	$13,724	$11,742	$11,858
06/19	$14,524	$12,449	$12,381
07/19	$14,256	$12,298	$12,299
08/19	$13,838	$11,918	$11,944
09/19	$14,018	$12,225	$12,234
10/19	$14,576	$12,652	$12,730
11/19	$14,854	$12,763	$12,943
12/19	$15,420	$13,316	$13,582
01/20	$15,284	$12,958	$13,158
02/20	$13,929	$11,934	$11,948
03/20	$11,447	$10,206	$9,642
04/20	$12,982	$10,979	$10,814
05/20	$14,070	$11,339	$11,470
06/20	$14,490	$11,851	$11,844
07/20	$15,409	$12,379	$12,436
08/20	$16,357	$12,909	$13,254
09/20	$16,585	$12,592	$13,086
10/20	$16,531	$12,321	$12,739
11/20	$18,098	$13,979	$14,502
12/20	$19,508	$14,734	$15,516
01/21	$19,497	$14,766	$15,489
02/21	$19,960	$15,058	$16,049
03/21	$19,497	$15,249	$16,374
04/21	$20,662	$15,698	$17,126
05/21	$21,157	$16,189	$17,523
06/21	$21,114	$16,084	$17,415
07/21	$22,110	$15,819	$17,554
08/21	$23,101	$16,120	$17,960
09/21	$22,611	$15,603	$17,414
10/21	$23,492	$15,976	$17,686
11/21	$22,545	$15,256	$16,810
12/21	$23,264	$15,887	$17,521
01/22	$19,727	$15,302	$16,427
02/22	$19,055	$14,999	$16,215
03/22	$18,616	$15,023	$16,380
04/22	$16,874	$14,079	$15,322
05/22	$16,815	$14,180	$15,181
06/22	$14,921	$12,960	$13,505
07/22	$15,956	$13,404	$14,286
08/22	$15,465	$12,973	$13,911
09/22	$13,553	$11,677	$12,375
10/22	$14,102	$12,025	$12,778
11/22	$15,757	$13,445	$13,999
12/22	$15,189	$13,345	$14,022
01/23	$16,405	$14,427	$15,031
02/23	$15,815	$13,920	$14,647
03/23	$16,262	$14,261	$14,681
04/23	$16,297	$14,509	$14,897
05/23	$15,720	$13,981	$14,484
06/23	$16,214	$14,608	$14,981
07/23	$16,845	$15,202	$15,742
08/23	$16,011	$14,516	$15,303
09/23	$15,082	$14,057	$14,727
10/23	$14,183	$13,477	$13,904
11/23	$15,934	$14,690	$15,249
12/23	$16,707	$15,428	$16,218
01/24	$16,251	$15,275	$15,939
02/24	$17,200	$15,662	$16,099
03/24	$17,476	$16,151	$16,560
04/24	$16,617	$15,861	$16,319
05/24	$18,101	$16,322	$16,847
06/24	$17,969	$16,306	$16,669
07/24	$18,756	$16,684	$17,303
08/24	$19,339	$17,159	$17,622
09/24	$19,543	$17,621	$18,152
10/24	$18,624	$16,757	$17,203
11/24	$18,702	$16,605	$17,127
12/24	$18,282	$16,282	$16,762
01/25	$19,359	$16,938	$16,985
02/25	$19,181	$17,173	$16,804
03/25	$18,288	$17,134	$16,870
04/25	$19,458	$17,753	$17,662
05/25	$20,634	$18,566	$18,805
06/25	$21,607	$19,196	$19,726
07/25	$21,126	$19,141	$19,758
08/25	$21,484	$19,805	$20,601
09/25	$21,441	$20,519	$21,044
10/25	$21,367	$20,934	$21,088

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
abrdn International Small Cap Active ETF (NAV)	14.73%	5.27%	7.89%
MSCI All Country World ex USA Index (Net TR)	24.93%	11.18%	7.67%
Custom abrdn International Small Cap Active ETF IndexFootnote Reference1	22.58%	10.61%	7.75%

No Deduction of Taxes [Text Block]

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

Material Change Date	Nov. 01, 2024
AssetsNet		$ 89,637,164
Holdings Count | Holding		41
Advisory Fees Paid, Amount		$ 584,189
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of October 31, 2025

Total Net Assets	$89,637,164
Total Number of Portfolio Holdings	41
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$584,189

Holdings [Text Block]

Geographic Allocation (% of total net assets)

Japan	17.6%
United Kingdom	17.5%
Taiwan	9.0%
Germany	8.6%
France	7.4%
India	6.2%
Australia	6.0%
Italy	4.1%
Sweden	3.8%
Thailand	2.9%
Poland	2.9%
Israel	2.8%
Spain	2.7%
Mexico	2.7%
Vietnam	2.4%
Other	3.4%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

iShares MSCI India Small-Cap ETF	6.2%
Gaztransport Et Technigaz SA	4.7%
Japan Elevator Service Holdings Co. Ltd.	4.7%
Diploma PLC	4.5%
Asics Corp.	3.8%
CTS Eventim AG & Co. KGaA	3.6%
Games Workshop Group PLC	3.5%
ALS Ltd.	3.3%
BayCurrent, Inc.	3.0%
ICG PLC	2.9%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 844-383-7289.

abrdn International Small Cap Active ETF acquired all the assets and liabilities of abrdn International Small Cap Fund (the "Predecessor Fund") pursuant to an Agreement and Plan of Reorganization and Liquidation as of the close of business on October 17, 2025 (the “Conversion”). Prior to October 17, 2025, the financial statements of abrdn International Small Cap Active ETF reflect the historical results of the Predecessor Fund. All information and references to periods prior to the close of business on October 17, 2025, refer to the Predecessor Fund. Following the Conversion, the Predecessor Fund’s performance and financial history were adopted by abrdn International Small Cap Active ETF.

In connection with the Conversion, the management fee changed to 0.70% from 0.85% on assets up to $100 million and 0.75% on assets of $100 million and more and the expense limitation changed to 0.70% from 0.99%.

Material Fund Change Strategies [Text Block]

abrdn International Small Cap Active ETF acquired all the assets and liabilities of abrdn International Small Cap Fund (the "Predecessor Fund") pursuant to an Agreement and Plan of Reorganization and Liquidation as of the close of business on October 17, 2025 (the “Conversion”). Prior to October 17, 2025, the financial statements of abrdn International Small Cap Active ETF reflect the historical results of the Predecessor Fund. All information and references to periods prior to the close of business on October 17, 2025, refer to the Predecessor Fund. Following the Conversion, the Predecessor Fund’s performance and financial history were adopted by abrdn International Small Cap Active ETF.

In connection with the Conversion, the management fee changed to 0.70% from 0.85% on assets up to $100 million and 0.75% on assets of $100 million and more and the expense limitation changed to 0.70% from 0.99%.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 844-383-7289.

Updated Prospectus Phone Number		844-383-7289
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000199217
Shareholder Report [Line Items]
Fund Name		abrdn Real Estate Fund (formerly, abrdn Realty Income & Growth Fund)
Class Name		Class A
Trading Symbol		AIAGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Real Estate Fund (formerly, abrdn Realty Income & Growth Fund) (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$124	1.24%

Expenses Paid, Amount		$ 124
Expense Ratio, Percent		1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI US REIT Index (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period. It's important to note that investors cannot invest directly in an index.

What contributed to performance?

The Fund’s overweight allocation to healthcare REITs contributed to returns as this sector benefited from strong fundamentals and resilient demand across senior housing and medical office segments. Within this sector, American Healthcare, Welltower, and Ventas particularly helped the Fund’s performance. These REITs benefited from continued strong demand for senior housing, which supported earnings growth during the period, and the companies have indicated in their published guidance that demand trends remain supportive. Also, in healthcare, the Fund's lack of exposure to Alexandria Real Estate Equities added to returns as this stock continued to struggle given its exposure to life sciences. Meanwhile, the Fund’s underweight exposure to the self-storage sector was favorable as it lagged the overall REIT market as new moves in rates remained under pressure as companies competed for occupancy.

What detracted from performance?

The Fund’s exposure to the data center sector weighed on performance during the year. Despite strong demand for space from artificial-intelligence (AI) hyperscale users, the Fund's overweight positions in both Iron Mountain and Digital Realty lagged during the year. Early in the period, the sector was negatively affected by news that Chinese AI company DeepSeek developed a working AI model at a fraction of the cost spent by U.S. competitors, and with inferior chips. Later in the year, questions about long-term returns from these leases also weighed on performance. Elsewhere, within the single-family residential sector, Invitation Homes underperformed due to soft rental growth and cautious investor sentiment around single-family housing, as concerns about housing affordability raised the risk of occupancy losses from residents moving out to buy homes. We disposed of this position during the review period. The Fund's lack of exposure to triple net lease REIT W.P. Carey also detracted from performance, as it outperformed due to its traditionally defensive characteristics amid periods of greater economic uncertainty.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with sales load	S&P 500 Index	MSCI U.S. REIT Index
10/15	$9,425	$10,000	$10,000
11/15	$9,365	$10,030	$9,939
12/15	$9,515	$9,872	$10,121
01/16	$8,990	$9,382	$9,782
02/16	$8,919	$9,369	$9,744
03/16	$9,946	$10,005	$10,760
04/16	$9,752	$10,043	$10,501
05/16	$9,911	$10,224	$10,751
06/16	$10,565	$10,250	$11,493
07/16	$11,001	$10,628	$11,975
08/16	$10,636	$10,643	$11,537
09/16	$10,420	$10,645	$11,326
10/16	$9,887	$10,451	$10,681
11/16	$9,784	$10,838	$10,499
12/16	$10,253	$11,052	$10,991
01/17	$10,294	$11,262	$10,989
02/17	$10,681	$11,709	$11,370
03/17	$10,397	$11,723	$11,100
04/17	$10,462	$11,843	$11,119
05/17	$10,509	$12,010	$11,048
06/17	$10,760	$12,085	$11,283
07/17	$10,859	$12,333	$11,427
08/17	$10,863	$12,371	$11,400
09/17	$10,855	$12,626	$11,388
10/17	$10,813	$12,921	$11,275
11/17	$11,091	$13,317	$11,573
12/17	$11,095	$13,465	$11,548
01/18	$10,681	$14,236	$11,066
02/18	$9,858	$13,711	$10,216
03/18	$10,260	$13,363	$10,614
04/18	$10,343	$13,414	$10,768
05/18	$10,584	$13,737	$11,192
06/18	$10,951	$13,822	$11,686
07/18	$10,990	$14,336	$11,770
08/18	$11,282	$14,803	$12,129
09/18	$10,986	$14,887	$11,814
10/18	$10,666	$13,870	$11,465
11/18	$11,200	$14,153	$12,003
12/18	$10,292	$12,875	$11,021
01/19	$11,441	$13,906	$12,319
02/19	$11,542	$14,353	$12,401
03/19	$12,035	$14,632	$12,814
04/19	$11,991	$15,224	$12,780
05/19	$12,050	$14,257	$12,816
06/19	$12,227	$15,262	$12,979
07/19	$12,382	$15,481	$13,141
08/19	$12,883	$15,236	$13,589
09/19	$13,179	$15,521	$13,977
10/19	$13,402	$15,857	$14,175
11/19	$13,238	$16,433	$13,958
12/19	$13,116	$16,928	$13,868
01/20	$13,330	$16,922	$14,029
02/20	$12,175	$15,529	$12,916
03/20	$9,795	$13,611	$10,124
04/20	$10,568	$15,356	$10,958
05/20	$10,698	$16,087	$10,978
06/20	$10,956	$16,407	$11,309
07/20	$11,634	$17,332	$11,773
08/20	$11,581	$18,578	$11,872
09/20	$11,231	$17,872	$11,494
10/20	$10,974	$17,397	$11,197
11/20	$11,832	$19,301	$12,402
12/20	$12,267	$20,043	$12,818
01/21	$12,126	$19,841	$12,837
02/21	$12,598	$20,388	$13,350
03/21	$13,060	$21,281	$13,940
04/21	$14,105	$22,416	$15,063
05/21	$14,226	$22,573	$15,203
06/21	$14,618	$23,100	$15,612
07/21	$15,282	$23,649	$16,372
08/21	$15,595	$24,368	$16,685
09/21	$14,661	$23,234	$15,765
10/21	$15,810	$24,862	$16,986
11/21	$15,608	$24,690	$16,863
12/21	$17,065	$25,797	$18,337
01/22	$15,844	$24,462	$17,066
02/22	$15,291	$23,729	$16,521
03/22	$16,242	$24,610	$17,592
04/22	$15,539	$22,464	$16,807
05/22	$14,523	$22,505	$15,774
06/22	$13,475	$20,648	$14,611
07/22	$14,670	$22,552	$15,926
08/22	$13,788	$21,632	$14,973
09/22	$12,206	$19,640	$13,155
10/22	$12,734	$21,230	$13,796
11/22	$13,427	$22,416	$14,593
12/22	$12,769	$21,125	$13,843
01/23	$13,983	$22,452	$15,309
02/23	$13,357	$21,904	$14,581
03/23	$13,167	$22,708	$14,220
04/23	$13,331	$23,063	$14,336
05/23	$12,939	$23,163	$13,897
06/23	$13,545	$24,693	$14,598
07/23	$13,889	$25,487	$15,016
08/23	$13,468	$25,081	$14,561
09/23	$12,664	$23,885	$13,573
10/23	$12,240	$23,383	$12,980
11/23	$13,383	$25,518	$14,330
12/23	$14,440	$26,678	$15,745
01/24	$13,841	$27,126	$15,093
02/24	$14,154	$28,574	$15,394
03/24	$14,338	$29,494	$15,695
04/24	$13,220	$28,289	$14,586
05/24	$13,838	$29,692	$15,267
06/24	$14,202	$30,757	$15,707
07/24	$14,957	$31,132	$16,691
08/24	$16,030	$31,887	$17,766
09/24	$16,585	$32,568	$18,239
10/24	$16,345	$32,272	$17,713
11/24	$16,999	$34,167	$18,489
12/24	$15,753	$33,352	$17,123
01/25	$15,783	$34,281	$17,301
02/25	$16,371	$33,834	$17,942
03/25	$15,783	$31,928	$17,306
04/25	$15,560	$31,711	$16,856
05/25	$15,842	$33,707	$17,213
06/25	$15,662	$35,421	$17,108
07/25	$15,617	$36,216	$16,974
08/25	$16,216	$36,950	$17,726
09/25	$16,525	$38,299	$17,930
10/25	$16,374	$39,196	$17,651

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A without sales load	0.10%	8.33%	5.68%
Class A with sales load - 5.75%	(5.67%)	7.05%	5.05%
S&P 500 Index	21.45%	17.64%	14.64%
MSCI U.S. REIT Index	(0.35%)	9.53%	5.85%

No Deduction of Taxes [Text Block]

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

Material Change Date	Nov. 01, 2024
AssetsNet		$ 34,395,375
Holdings Count | Holding		29
Advisory Fees Paid, Amount		$ 149,882
InvestmentCompanyPortfolioTurnover		41.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of October 31, 2025

Total Net Assets	$34,395,375
Total Number of Portfolio Holdings	29
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$149,882

Holdings [Text Block]

Industry Allocation (% of total net assets)

Health Care REITs	28.7%
Retail REITs	22.6%
Data Center REITs	11.8%
Industrial REITs	10.0%
Self Storage Reits	7.4%
Multi-Family Residential REITs	6.1%
Office REITs	4.7%
Other Specialized REITs	4.3%
Single-Family Residential REITs	1.6%
Short-Term Investments	1.3%
Other	1.5%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Welltower, Inc.	14.3%
Prologis, Inc.	10.0%
Simon Property Group, Inc.	7.0%
Ventas, Inc.	6.7%
Equinix, Inc.	6.4%
Digital Realty Trust, Inc.	5.5%
Realty Income Corp.	4.7%
American Healthcare REIT, Inc.	4.7%
Public Storage	3.9%
NNN REIT, Inc.	3.2%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective February 28, 2025, the Fund changed its name from the abrdn Realty Income & Growth Fund to the abrdn Real Estate Fund. There was no change to how the Fund is managed following the name change.

Material Fund Change Name [Text Block]

Effective February 28, 2025, the Fund changed its name from the abrdn Realty Income & Growth Fund to the abrdn Real Estate Fund. There was no change to how the Fund is managed following the name change.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000199218
Shareholder Report [Line Items]
Fund Name		abrdn Real Estate Fund (formerly, abrdn Realty Income & Growth Fund)
Class Name		Institutional Class
Trading Symbol		AIGYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Real Estate Fund (formerly, abrdn Realty Income & Growth Fund) (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$99	0.99%

Expenses Paid, Amount		$ 99
Expense Ratio, Percent		0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI US REIT Index (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period. It's important to note that investors cannot invest directly in an index.

What contributed to performance?

The Fund’s overweight allocation to healthcare REITs contributed to returns as this sector benefited from strong fundamentals and resilient demand across senior housing and medical office segments. Within this sector, American Healthcare, Welltower, and Ventas particularly helped the Fund’s performance. These REITs benefited from continued strong demand for senior housing, which supported earnings growth during the period, and the companies have indicated in their published guidance that demand trends remain supportive. Also, in healthcare, the Fund's lack of exposure to Alexandria Real Estate Equities added to returns as this stock continued to struggle given its exposure to life sciences. Meanwhile, the Fund’s underweight exposure to the self-storage sector was favorable as it lagged the overall REIT market as new moves in rates remained under pressure as companies competed for occupancy.

What detracted from performance?

The Fund’s exposure to the data center sector weighed on performance during the year. Despite strong demand for space from artificial-intelligence (AI) hyperscale users, the Fund's overweight positions in both Iron Mountain and Digital Realty lagged during the year. Early in the period, the sector was negatively affected by news that Chinese AI company DeepSeek developed a working AI model at a fraction of the cost spent by U.S. competitors, and with inferior chips. Later in the year, questions about long-term returns from these leases also weighed on performance. Elsewhere, within the single-family residential sector, Invitation Homes underperformed due to soft rental growth and cautious investor sentiment around single-family housing, as concerns about housing affordability raised the risk of occupancy losses from residents moving out to buy homes. We disposed of this position during the review period. The Fund's lack of exposure to triple net lease REIT W.P. Carey also detracted from performance, as it outperformed due to its traditionally defensive characteristics amid periods of greater economic uncertainty.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	MSCI U.S. REIT Index
10/15	$1,000,000	$1,000,000	$1,000,000
11/15	$993,636	$1,002,974	$993,898
12/15	$1,009,679	$987,155	$1,012,062
01/16	$954,437	$938,168	$978,240
02/16	$947,009	$936,903	$974,384
03/16	$1,056,449	$1,000,460	$1,075,957
04/16	$1,035,854	$1,004,339	$1,050,090
05/16	$1,052,705	$1,022,375	$1,075,115
06/16	$1,122,799	$1,025,024	$1,149,263
07/16	$1,169,504	$1,062,815	$1,197,528
08/16	$1,130,819	$1,064,308	$1,153,691
09/16	$1,107,585	$1,064,509	$1,132,636
10/16	$1,051,468	$1,045,091	$1,068,134
11/16	$1,040,531	$1,083,796	$1,049,879
12/16	$1,090,711	$1,105,218	$1,099,094
01/17	$1,095,119	$1,126,180	$1,098,947
02/17	$1,136,259	$1,170,896	$1,136,989
03/17	$1,106,751	$1,172,262	$1,110,017
04/17	$1,114,159	$1,184,301	$1,111,865
05/17	$1,118,603	$1,200,967	$1,104,793
06/17	$1,145,643	$1,208,463	$1,128,335
07/17	$1,156,596	$1,233,313	$1,142,681
08/17	$1,157,592	$1,237,088	$1,139,983
09/17	$1,156,970	$1,262,607	$1,138,787
10/17	$1,152,954	$1,292,070	$1,127,470
11/17	$1,182,066	$1,331,698	$1,157,303
12/17	$1,183,441	$1,346,504	$1,154,827
01/18	$1,139,341	$1,423,597	$1,106,591
02/18	$1,052,178	$1,371,127	$1,021,583
03/18	$1,094,592	$1,336,283	$1,061,418
04/18	$1,104,015	$1,341,410	$1,076,751
05/18	$1,129,665	$1,373,714	$1,119,163
06/18	$1,169,319	$1,382,169	$1,168,613
07/18	$1,173,542	$1,433,604	$1,176,989
08/18	$1,205,217	$1,480,319	$1,212,948
09/18	$1,173,775	$1,488,745	$1,181,383
10/18	$1,139,706	$1,386,989	$1,146,529
11/18	$1,197,197	$1,415,253	$1,200,280
12/18	$1,100,264	$1,287,469	$1,102,053
01/19	$1,223,543	$1,390,641	$1,231,850
02/19	$1,234,330	$1,435,292	$1,240,146
03/19	$1,287,623	$1,463,183	$1,281,374
04/19	$1,283,726	$1,522,426	$1,278,036
05/19	$1,289,961	$1,425,679	$1,281,580
06/19	$1,309,002	$1,526,156	$1,297,913
07/19	$1,326,339	$1,548,090	$1,314,096
08/19	$1,379,929	$1,523,567	$1,358,850
09/19	$1,411,746	$1,552,074	$1,397,669
10/19	$1,435,647	$1,585,691	$1,417,476
11/19	$1,418,120	$1,643,250	$1,395,797
12/19	$1,405,460	$1,692,847	$1,386,784
01/20	$1,428,335	$1,692,183	$1,402,911
02/20	$1,305,723	$1,552,884	$1,291,626
03/20	$1,050,134	$1,361,083	$1,012,422
04/20	$1,132,771	$1,535,565	$1,095,829
05/20	$1,148,555	$1,608,701	$1,097,791
06/20	$1,175,111	$1,640,694	$1,130,907
07/20	$1,248,614	$1,733,205	$1,177,262
08/20	$1,242,960	$1,857,788	$1,187,223
09/20	$1,205,922	$1,787,198	$1,149,384
10/20	$1,179,376	$1,739,670	$1,119,672
11/20	$1,271,337	$1,930,101	$1,240,224
12/20	$1,318,389	$2,004,310	$1,281,757
01/21	$1,304,410	$1,984,075	$1,283,745
02/21	$1,353,876	$2,038,786	$1,335,029
03/21	$1,403,916	$2,128,076	$1,394,015
04/21	$1,517,048	$2,241,648	$1,506,269
05/21	$1,531,055	$2,257,305	$1,520,330
06/21	$1,572,986	$2,310,001	$1,561,237
07/21	$1,645,369	$2,364,875	$1,637,175
08/21	$1,678,860	$2,436,781	$1,668,485
09/21	$1,578,649	$2,323,447	$1,576,517
10/21	$1,703,080	$2,486,231	$1,698,555
11/21	$1,681,439	$2,469,004	$1,686,278
12/21	$1,839,551	$2,579,656	$1,833,730
01/22	$1,707,271	$2,446,166	$1,706,586
02/22	$1,647,931	$2,372,924	$1,652,066
03/22	$1,752,239	$2,461,030	$1,759,229
04/22	$1,675,462	$2,246,424	$1,680,740
05/22	$1,566,489	$2,250,545	$1,577,355
06/22	$1,453,959	$2,064,776	$1,461,108
07/22	$1,583,643	$2,255,158	$1,592,634
08/22	$1,488,874	$2,163,188	$1,497,289
09/22	$1,318,650	$1,963,962	$1,315,522
10/22	$1,375,488	$2,122,967	$1,379,582
11/22	$1,451,273	$2,241,607	$1,459,256
12/22	$1,379,217	$2,112,458	$1,384,250
01/23	$1,511,083	$2,245,192	$1,530,917
02/23	$1,443,804	$2,190,411	$1,458,083
03/23	$1,422,872	$2,270,831	$1,422,023
04/23	$1,440,573	$2,306,275	$1,433,631
05/23	$1,399,725	$2,316,299	$1,389,699
06/23	$1,465,844	$2,469,349	$1,459,811
07/23	$1,502,936	$2,548,677	$1,501,600
08/23	$1,457,601	$2,508,098	$1,456,067
09/23	$1,370,701	$2,388,517	$1,357,314
10/23	$1,325,057	$2,338,295	$1,297,973
11/23	$1,449,540	$2,551,841	$1,432,957
12/23	$1,563,376	$2,667,773	$1,574,490
01/24	$1,498,821	$2,712,603	$1,509,274
02/24	$1,533,905	$2,857,444	$1,539,399
03/24	$1,554,604	$2,949,381	$1,569,524
04/24	$1,432,729	$2,828,915	$1,458,599
05/24	$1,499,335	$2,969,185	$1,526,741
06/24	$1,540,993	$3,075,726	$1,570,734
07/24	$1,622,399	$3,113,165	$1,669,140
08/24	$1,739,509	$3,188,680	$1,776,643
09/24	$1,800,379	$3,256,781	$1,823,928
10/24	$1,774,495	$3,227,247	$1,771,315
11/24	$1,846,395	$3,416,690	$1,848,878
12/24	$1,710,636	$3,335,242	$1,712,284
01/25	$1,713,807	$3,428,120	$1,730,140
02/25	$1,778,808	$3,383,389	$1,794,182
03/25	$1,716,451	$3,192,755	$1,730,603
04/25	$1,692,478	$3,171,105	$1,685,648
05/25	$1,721,245	$3,370,709	$1,721,251
06/25	$1,702,934	$3,542,119	$1,710,793
07/25	$1,698,087	$3,621,614	$1,697,357
08/25	$1,764,330	$3,695,030	$1,772,606
09/25	$1,798,455	$3,829,899	$1,793,034
10/25	$1,782,238	$3,919,571	$1,765,119

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	0.44%	8.61%	5.95%
S&P 500 Index	21.45%	17.64%	14.64%
MSCI U.S. REIT Index	(0.35%)	9.53%	5.85%

No Deduction of Taxes [Text Block]

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

Material Change Date	Nov. 01, 2024
AssetsNet		$ 34,395,375
Holdings Count | Holding		29
Advisory Fees Paid, Amount		$ 149,882
InvestmentCompanyPortfolioTurnover		41.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of October 31, 2025

Total Net Assets	$34,395,375
Total Number of Portfolio Holdings	29
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$149,882

Holdings [Text Block]

Industry Allocation (% of total net assets)

Health Care REITs	28.7%
Retail REITs	22.6%
Data Center REITs	11.8%
Industrial REITs	10.0%
Self Storage Reits	7.4%
Multi-Family Residential REITs	6.1%
Office REITs	4.7%
Other Specialized REITs	4.3%
Single-Family Residential REITs	1.6%
Short-Term Investments	1.3%
Other	1.5%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Welltower, Inc.	14.3%
Prologis, Inc.	10.0%
Simon Property Group, Inc.	7.0%
Ventas, Inc.	6.7%
Equinix, Inc.	6.4%
Digital Realty Trust, Inc.	5.5%
Realty Income Corp.	4.7%
American Healthcare REIT, Inc.	4.7%
Public Storage	3.9%
NNN REIT, Inc.	3.2%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective February 28, 2025, the Fund changed its name from the abrdn Realty Income & Growth Fund to the abrdn Real Estate Fund. There was no change to how the Fund is managed following the name change.

Material Fund Change Name [Text Block]

Effective February 28, 2025, the Fund changed its name from the abrdn Realty Income & Growth Fund to the abrdn Real Estate Fund. There was no change to how the Fund is managed following the name change.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000199213
Shareholder Report [Line Items]
Fund Name		abrdn Short Duration High Yield Municipal Fund
Class Name		Class A
Trading Symbol		AAHMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Short Duration High Yield Municipal Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$93	0.92%

Expenses Paid, Amount		$ 93
Expense Ratio, Percent		0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Custom abrdn Short Duration High Yield Municipal Fund Index (the "Index"), as described within the Fund Performance section, to show how the Fund’s performance measures against the returns of similar investments for the reporting period. It's important to note that investors cannot invest directly in an index.

What contributed to performance?

The Fund’s exposure to life-care bonds, including bonds of Colorado Health Facilities Authority and Washington State Housing Finance Commission, contributed to performance, as these low-coupon bonds appreciated in value from discounted bonds. Mandatory redemption provisions continued to pare down the bonds at par as these continuing care and retirement facilities receive entrance fees. Tobacco settlement and local general obligation bonds were also positive. In terms of ratings, AAA and B rated bonds aided returns.

What detracted from performance?

The Fund’s holdings in other revenue bonds detracted from performance. Within this sector, Nevada Department of Business and Industry was unfavorable as cost overruns related to the project put pressure on these bonds. The higher education sector also weighed on returns. Among these holdings, Madison County Capital Resource Corporation detracted as the higher education sector continued to be pressured by heavy primary issuance. Meanwhile, dedicated tax bonds, including those of Platte County Industrial Development Authority in Missouri were also unfavorable. In terms of ratings, non-rated and BBB rated bonds also detracted.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Total Return Based on $10,000 Investment

The following graph reflects a hypothetical $10,000 investment for the most recently completed 10 fiscal years as compared to a broad-based securities market index and additional performance benchmarks.

	Class A with sales load	Bloomberg Municipal Bond Index	Custom abrdn Short Duration High Yield Municipal Fund Index
10/15	$9,754	$10,000	$10,000
11/15	$9,693	$10,040	$9,993
12/15	$9,746	$10,110	$10,013
01/16	$9,807	$10,231	$10,108
02/16	$9,832	$10,247	$10,136
03/16	$9,906	$10,279	$10,113
04/16	$9,971	$10,355	$10,154
05/16	$9,997	$10,383	$10,138
06/16	$10,082	$10,548	$10,219
07/16	$10,118	$10,555	$10,247
08/16	$10,144	$10,569	$10,247
09/16	$10,148	$10,516	$10,218
10/16	$10,103	$10,406	$10,186
11/16	$9,910	$10,018	$9,973
12/16	$9,922	$10,135	$10,017
01/17	$9,977	$10,202	$10,088
02/17	$10,031	$10,273	$10,149
03/17	$10,054	$10,295	$10,154
04/17	$10,108	$10,370	$10,212
05/17	$10,189	$10,535	$10,289
06/17	$10,203	$10,497	$10,256
07/17	$10,245	$10,582	$10,315
08/17	$10,309	$10,662	$10,369
09/17	$10,323	$10,608	$10,320
10/17	$10,287	$10,634	$10,315
11/17	$10,301	$10,577	$10,219
12/17	$10,336	$10,688	$10,257
01/18	$10,334	$10,562	$10,240
02/18	$10,322	$10,530	$10,222
03/18	$10,329	$10,569	$10,223
04/18	$10,356	$10,531	$10,189
05/18	$10,422	$10,652	$10,270
06/18	$10,459	$10,661	$10,298
07/18	$10,496	$10,687	$10,336
08/18	$10,523	$10,714	$10,341
09/18	$10,499	$10,645	$10,296
10/18	$10,433	$10,579	$10,277
11/18	$10,429	$10,697	$10,354
12/18	$10,466	$10,825	$10,440
01/19	$10,523	$10,906	$10,521
02/19	$10,539	$10,965	$10,562
03/19	$10,637	$11,138	$10,631
04/19	$10,663	$11,180	$10,638
05/19	$10,762	$11,334	$10,732
06/19	$10,789	$11,376	$10,778
07/19	$10,835	$11,468	$10,856
08/19	$10,934	$11,649	$10,912
09/19	$10,906	$11,555	$10,847
10/19	$10,932	$11,576	$10,884
11/19	$10,958	$11,605	$10,902
12/19	$10,984	$11,640	$10,934
01/20	$11,093	$11,849	$11,044
02/20	$11,161	$12,002	$11,096
03/20	$10,673	$11,567	$10,880
04/20	$10,585	$11,422	$10,878
05/20	$10,743	$11,785	$11,123
06/20	$10,847	$11,882	$11,152
07/20	$10,980	$12,082	$11,245
08/20	$10,981	$12,025	$11,243
09/20	$10,982	$12,028	$11,253
10/20	$10,960	$11,992	$11,239
11/20	$11,080	$12,173	$11,296
12/20	$11,180	$12,247	$11,326
01/21	$11,312	$12,325	$11,362
02/21	$11,235	$12,129	$11,274
03/21	$11,278	$12,204	$11,307
04/21	$11,366	$12,306	$11,350
05/21	$11,452	$12,343	$11,360
06/21	$11,551	$12,377	$11,367
07/21	$11,636	$12,480	$11,421
08/21	$11,621	$12,434	$11,410
09/21	$11,527	$12,344	$11,362
10/21	$11,499	$12,308	$11,349
11/21	$11,584	$12,413	$11,373
12/21	$11,603	$12,433	$11,380
01/22	$11,385	$12,093	$11,167
02/22	$11,303	$12,049	$11,129
03/22	$11,029	$11,659	$10,934
04/22	$10,814	$11,336	$10,785
05/22	$10,869	$11,505	$10,917
06/22	$10,688	$11,316	$10,881
07/22	$10,884	$11,615	$11,048
08/22	$10,703	$11,361	$10,886
09/22	$10,440	$10,924	$10,650
10/22	$10,383	$10,834	$10,640
11/22	$10,589	$11,340	$10,894
12/22	$10,565	$11,373	$10,926
01/23	$10,702	$11,700	$11,108
02/23	$10,575	$11,435	$10,922
03/23	$10,630	$11,689	$11,102
04/23	$10,674	$11,662	$11,061
05/23	$10,650	$11,561	$10,984
06/23	$10,732	$11,677	$11,047
07/23	$10,733	$11,723	$11,069
08/23	$10,581	$11,554	$11,027
09/23	$10,476	$11,216	$10,873
10/23	$10,383	$11,120	$10,856
11/23	$10,608	$11,826	$11,200
12/23	$10,780	$12,101	$11,354
01/24	$10,807	$12,039	$11,338
02/24	$10,799	$12,055	$11,346
03/24	$10,862	$12,054	$11,337
04/24	$10,796	$11,905	$11,269
05/24	$10,824	$11,870	$11,228
06/24	$11,023	$12,052	$11,340
07/24	$11,081	$12,162	$11,440
08/24	$11,139	$12,258	$11,561
09/24	$11,222	$12,379	$11,636
10/24	$11,194	$12,198	$11,542
11/24	$11,312	$12,409	$11,627
12/24	$11,224	$12,228	$11,568
01/25	$11,284	$12,290	$11,635
02/25	$11,419	$12,411	$11,712
03/25	$11,270	$12,201	$11,654
04/25	$11,157	$12,103	$11,593
05/25	$11,117	$12,111	$11,689
06/25	$11,165	$12,186	$11,787
07/25	$11,114	$12,161	$11,860
08/25	$11,177	$12,267	$11,953
09/25	$11,391	$12,551	$12,048
10/25	$11,392	$12,707	$12,080

Average Annual Return [Table Text Block]

Average Annual Total Returns for the Period Ended October 31, 2025 (%)

AATR	1 Year	5 Years	10 Years
Class A without sales load	1.77%	0.78%	1.57%
Class A with sales load - 2.50%	(0.82%)	0.26%	1.31%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Custom abrdn Short Duration High Yield Municipal Fund IndexFootnote Reference1	4.66%	1.45%	1.91%
Footnote	Description
Footnote[1]	The Custom Index reflects the returns of the Bloomberg Municipal Bond Inter-Short (1-10 Y) Index, Prior 03/31/2025 S&P Municipal Bond Short Intermediate Index. The indices and time periods for the Custom Index align with the strategies utilized and benchmark for the Fund during the same time periods.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

No Deduction of Taxes [Text Block]

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

AssetsNet		$ 54,601,025
Holdings Count | Holding		74
Advisory Fees Paid, Amount		$ 168,563
InvestmentCompanyPortfolioTurnover		97.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of October 31, 2025

Total Net Assets	$54,601,025
Total Number of Portfolio Holdings	74
Portfolio Turnover Rate	97%
Total Advisory Fees Paid	$168,563

Credit Quality Explanation [Text Block]		Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.
Credit Ratings Selection [Text Block]

Credit Quality Allocation (% of total net assets)

AA	4.8%
BBB	24.5%
BB	23.8%
B	4.2%
N/R	42.7%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Madison County Capital Resource Corp., 5.500%, due 09/01/22	5.2%
Colorado Health Facilities Authority, 3.500%, due 05/15/30	4.6%
Washington State Housing Finance Commission, 2.500%, due 07/01/28	4.0%
Public Finance Authority, 5.750%, due 06/30/60	3.8%
Capital Trust Agency, Inc., 6.000%, due 05/01/43	3.7%
Kansas Independent College Finance Authority, 8.500%, due 05/01/26	3.7%
Florida Higher Educational Facilities Financing Authority, 5.000%, due 07/01/35	3.6%
Utah Charter School Finance Authority, 5.625%, due 10/15/48	3.6%
Florida Local Government Finance Commission, 4.450%, due 11/15/31	3.3%
Public Finance Authority, 5.375%, due 12/15/32	3.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000224176
Shareholder Report [Line Items]
Fund Name		abrdn Short Duration High Yield Municipal Fund
Class Name		Class C
Trading Symbol		ACHMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Short Duration High Yield Municipal Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$168	1.67%

Expenses Paid, Amount		$ 168
Expense Ratio, Percent		1.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Custom abrdn Short Duration High Yield Municipal Fund Index (the "Index"), as described within the Fund Performance section, to show how the Fund’s performance measures against the returns of similar investments for the reporting period. It's important to note that investors cannot invest directly in an index.

What contributed to performance?

The Fund’s exposure to life-care bonds, including bonds of Colorado Health Facilities Authority and Washington State Housing Finance Commission, contributed to performance, as these low-coupon bonds appreciated in value from discounted bonds. Mandatory redemption provisions continued to pare down the bonds at par as these continuing care and retirement facilities receive entrance fees. Tobacco settlement and local general obligation bonds were also positive. In terms of ratings, AAA and B rated bonds aided returns.

What detracted from performance?

The Fund’s holdings in other revenue bonds detracted from performance. Within this sector, Nevada Department of Business and Industry was unfavorable as cost overruns related to the project put pressure on these bonds. The higher education sector also weighed on returns. Among these holdings, Madison County Capital Resource Corporation detracted as the higher education sector continued to be pressured by heavy primary issuance. Meanwhile, dedicated tax bonds, including those of Platte County Industrial Development Authority in Missouri were also unfavorable. In terms of ratings, non-rated and BBB rated bonds also detracted.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Total Return Based on $10,000 Investment

The following graph reflects a hypothetical $10,000 investment for the most recently completed 10 fiscal years as compared to a broad-based securities market index and additional performance benchmarks.

	Class C with sales load	Bloomberg Municipal Bond Index	Custom abrdn Short Duration High Yield Municipal Fund Index
10/15	$10,000	$10,000	$10,000
11/15	$9,938	$10,040	$9,993
12/15	$9,992	$10,110	$10,013
01/16	$10,055	$10,231	$10,108
02/16	$10,080	$10,247	$10,136
03/16	$10,157	$10,279	$10,113
04/16	$10,223	$10,355	$10,154
05/16	$10,250	$10,383	$10,138
06/16	$10,337	$10,548	$10,219
07/16	$10,374	$10,555	$10,247
08/16	$10,400	$10,569	$10,247
09/16	$10,405	$10,516	$10,218
10/16	$10,358	$10,406	$10,186
11/16	$10,160	$10,018	$9,973
12/16	$10,173	$10,135	$10,017
01/17	$10,229	$10,202	$10,088
02/17	$10,284	$10,273	$10,149
03/17	$10,308	$10,295	$10,154
04/17	$10,363	$10,370	$10,212
05/17	$10,447	$10,535	$10,289
06/17	$10,460	$10,497	$10,256
07/17	$10,504	$10,582	$10,315
08/17	$10,569	$10,662	$10,369
09/17	$10,584	$10,608	$10,320
10/17	$10,547	$10,634	$10,315
11/17	$10,562	$10,577	$10,219
12/17	$10,597	$10,688	$10,257
01/18	$10,595	$10,562	$10,240
02/18	$10,583	$10,530	$10,222
03/18	$10,590	$10,569	$10,223
04/18	$10,618	$10,531	$10,189
05/18	$10,686	$10,652	$10,270
06/18	$10,723	$10,661	$10,298
07/18	$10,761	$10,687	$10,336
08/18	$10,789	$10,714	$10,341
09/18	$10,765	$10,645	$10,296
10/18	$10,697	$10,579	$10,277
11/18	$10,693	$10,697	$10,354
12/18	$10,730	$10,825	$10,440
01/19	$10,789	$10,906	$10,521
02/19	$10,806	$10,965	$10,562
03/19	$10,906	$11,138	$10,631
04/19	$10,933	$11,180	$10,638
05/19	$11,034	$11,334	$10,732
06/19	$11,062	$11,376	$10,778
07/19	$11,109	$11,468	$10,856
08/19	$11,210	$11,649	$10,912
09/19	$11,182	$11,555	$10,847
10/19	$11,209	$11,576	$10,884
11/19	$11,235	$11,605	$10,902
12/19	$11,262	$11,640	$10,934
01/20	$11,373	$11,849	$11,044
02/20	$11,443	$12,002	$11,096
03/20	$10,943	$11,567	$10,880
04/20	$10,852	$11,422	$10,878
05/20	$11,014	$11,785	$11,123
06/20	$11,121	$11,882	$11,152
07/20	$11,257	$12,082	$11,245
08/20	$11,258	$12,025	$11,243
09/20	$11,260	$12,028	$11,253
10/20	$11,237	$11,992	$11,239
11/20	$11,360	$12,173	$11,296
12/20	$11,460	$12,247	$11,326
01/21	$11,587	$12,325	$11,362
02/21	$11,501	$12,129	$11,274
03/21	$11,548	$12,204	$11,307
04/21	$11,618	$12,306	$11,350
05/21	$11,698	$12,343	$11,360
06/21	$11,792	$12,377	$11,367
07/21	$11,871	$12,480	$11,421
08/21	$11,847	$12,434	$11,410
09/21	$11,744	$12,344	$11,362
10/21	$11,719	$12,308	$11,349
11/21	$11,798	$12,413	$11,373
12/21	$11,810	$12,433	$11,380
01/22	$11,580	$12,093	$11,167
02/22	$11,480	$12,049	$11,129
03/22	$11,206	$11,659	$10,934
04/22	$10,968	$11,336	$10,785
05/22	$11,030	$11,505	$10,917
06/22	$10,828	$11,316	$10,881
07/22	$11,031	$11,615	$11,048
08/22	$10,840	$11,361	$10,886
09/22	$10,568	$10,924	$10,650
10/22	$10,503	$10,834	$10,640
11/22	$10,694	$11,340	$10,894
12/22	$10,663	$11,373	$10,926
01/23	$10,806	$11,700	$11,108
02/23	$10,660	$11,435	$10,922
03/23	$10,720	$11,689	$11,102
04/23	$10,758	$11,662	$11,061
05/23	$10,715	$11,561	$10,984
06/23	$10,791	$11,677	$11,047
07/23	$10,798	$11,723	$11,069
08/23	$10,637	$11,554	$11,027
09/23	$10,513	$11,216	$10,873
10/23	$10,425	$11,120	$10,856
11/23	$10,633	$11,826	$11,200
12/23	$10,810	$12,101	$11,354
01/24	$10,830	$12,039	$11,338
02/24	$10,816	$12,055	$11,346
03/24	$10,872	$12,054	$11,337
04/24	$10,798	$11,905	$11,269
05/24	$10,820	$11,870	$11,228
06/24	$11,012	$12,052	$11,340
07/24	$11,062	$12,162	$11,440
08/24	$11,102	$12,258	$11,561
09/24	$11,189	$12,379	$11,636
10/24	$11,154	$12,198	$11,542
11/24	$11,265	$12,409	$11,627
12/24	$11,170	$12,228	$11,568
01/25	$11,222	$12,290	$11,635
02/25	$11,350	$12,411	$11,712
03/25	$11,194	$12,201	$11,654
04/25	$11,076	$12,103	$11,593
05/25	$11,029	$12,111	$11,689
06/25	$11,071	$12,186	$11,787
07/25	$11,001	$12,161	$11,860
08/25	$11,069	$12,267	$11,953
09/25	$11,274	$12,551	$12,048
10/25	$11,267	$12,707	$12,080

Average Annual Return [Table Text Block]

Average Annual Total Returns for the Period Ended October 31, 2025 (%)

AATR	1 Year	5 Years	10 Years
Class C without sales load	1.01%	0.05%	1.20%
Class C with sales load - 1.00%	0.03%	0.05%	1.20%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Custom abrdn Short Duration High Yield Municipal Fund IndexFootnote Reference1	4.66%	1.45%	1.91%
Footnote	Description
Footnote[1]	The Custom Index reflects the returns of the Bloomberg Municipal Bond Inter-Short (1-10 Y) Index, Prior 03/31/2025 S&P Municipal Bond Short Intermediate Index. The indices and time periods for the Custom Index align with the strategies utilized and benchmark for the Fund during the same time periods.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

No Deduction of Taxes [Text Block]

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

AssetsNet		$ 54,601,025
Holdings Count | Holding		74
Advisory Fees Paid, Amount		$ 168,563
InvestmentCompanyPortfolioTurnover		97.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of October 31, 2025

Total Net Assets	$54,601,025
Total Number of Portfolio Holdings	74
Portfolio Turnover Rate	97%
Total Advisory Fees Paid	$168,563

Credit Quality Explanation [Text Block]		Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.
Credit Ratings Selection [Text Block]

Credit Quality Allocation (% of total net assets)

AA	4.8%
BBB	24.5%
BB	23.8%
B	4.2%
N/R	42.7%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Madison County Capital Resource Corp., 5.500%, due 09/01/22	5.2%
Colorado Health Facilities Authority, 3.500%, due 05/15/30	4.6%
Washington State Housing Finance Commission, 2.500%, due 07/01/28	4.0%
Public Finance Authority, 5.750%, due 06/30/60	3.8%
Capital Trust Agency, Inc., 6.000%, due 05/01/43	3.7%
Kansas Independent College Finance Authority, 8.500%, due 05/01/26	3.7%
Florida Higher Educational Facilities Financing Authority, 5.000%, due 07/01/35	3.6%
Utah Charter School Finance Authority, 5.625%, due 10/15/48	3.6%
Florida Local Government Finance Commission, 4.450%, due 11/15/31	3.3%
Public Finance Authority, 5.375%, due 12/15/32	3.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000199214
Shareholder Report [Line Items]
Fund Name		abrdn Short Duration High Yield Municipal Fund
Class Name		Institutional Class
Trading Symbol		AHYMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Short Duration High Yield Municipal Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$68	0.67%

Expenses Paid, Amount		$ 68
Expense Ratio, Percent		0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Custom abrdn Short Duration High Yield Municipal Fund Index (the "Index"), as described within the Fund Performance section, to show how the Fund’s performance measures against the returns of similar investments for the reporting period. It's important to note that investors cannot invest directly in an index.

What contributed to performance?

The Fund’s exposure to life-care bonds, including bonds of Colorado Health Facilities Authority and Washington State Housing Finance Commission, contributed to performance, as these low-coupon bonds appreciated in value from discounted bonds. Mandatory redemption provisions continued to pare down the bonds at par as these continuing care and retirement facilities receive entrance fees. Tobacco settlement and local general obligation bonds were also positive. In terms of ratings, AAA and B rated bonds aided returns.

What detracted from performance?

The Fund’s holdings in other revenue bonds detracted from performance. Within this sector, Nevada Department of Business and Industry was unfavorable as cost overruns related to the project put pressure on these bonds. The higher education sector also weighed on returns. Among these holdings, Madison County Capital Resource Corporation detracted as the higher education sector continued to be pressured by heavy primary issuance. Meanwhile, dedicated tax bonds, including those of Platte County Industrial Development Authority in Missouri were also unfavorable. In terms of ratings, non-rated and BBB rated bonds also detracted.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Total Return Based on $1,000,000 Investment

The following graph reflects a hypothetical $1,000,000 investment for the most recently completed 10 fiscal years as compared to a broad-based securities market index and additional performance benchmarks.

	Institutional Class	Bloomberg Municipal Bond Index	Custom abrdn Short Duration High Yield Municipal Fund Index
10/15	$1,000,000	$1,000,000	$1,000,000
11/15	$994,040	$1,003,976	$999,263
12/15	$999,642	$1,011,029	$1,001,266
01/16	$1,006,094	$1,023,093	$1,010,761
02/16	$1,008,853	$1,024,702	$1,013,579
03/16	$1,016,708	$1,027,948	$1,011,350
04/16	$1,023,495	$1,035,506	$1,015,404
05/16	$1,026,419	$1,038,307	$1,013,765
06/16	$1,035,355	$1,054,825	$1,021,939
07/16	$1,039,307	$1,055,469	$1,024,671
08/16	$1,043,162	$1,056,893	$1,024,721
09/16	$1,042,818	$1,051,618	$1,021,759
10/16	$1,038,422	$1,040,586	$1,018,637
11/16	$1,018,802	$1,001,777	$997,266
12/16	$1,020,306	$1,013,538	$1,001,738
01/17	$1,026,112	$1,020,220	$1,008,815
02/17	$1,031,874	$1,027,304	$1,014,887
03/17	$1,035,498	$1,029,534	$1,015,364
04/17	$1,041,232	$1,037,004	$1,021,180
05/17	$1,048,838	$1,053,462	$1,028,878
06/17	$1,050,409	$1,049,684	$1,025,624
07/17	$1,055,042	$1,058,177	$1,031,532
08/17	$1,061,821	$1,066,229	$1,036,934
09/17	$1,063,494	$1,060,808	$1,032,010
10/17	$1,060,042	$1,063,398	$1,031,481
11/17	$1,061,710	$1,057,704	$1,021,938
12/17	$1,065,547	$1,068,759	$1,025,726
01/18	$1,065,495	$1,056,177	$1,023,996
02/18	$1,064,502	$1,053,021	$1,022,235
03/18	$1,065,445	$1,056,907	$1,022,324
04/18	$1,068,468	$1,053,136	$1,018,888
05/18	$1,075,529	$1,065,195	$1,027,027
06/18	$1,079,490	$1,066,104	$1,029,815
07/18	$1,083,521	$1,068,691	$1,033,582
08/18	$1,086,526	$1,071,436	$1,034,082
09/18	$1,084,270	$1,064,499	$1,029,595
10/18	$1,077,700	$1,057,944	$1,027,694
11/18	$1,077,466	$1,069,654	$1,035,366
12/18	$1,081,487	$1,082,461	$1,043,969
01/19	$1,087,640	$1,090,644	$1,052,115
02/19	$1,089,504	$1,096,483	$1,056,185
03/19	$1,099,876	$1,113,816	$1,063,136
04/19	$1,102,846	$1,118,002	$1,063,760
05/19	$1,113,333	$1,133,415	$1,073,249
06/19	$1,116,303	$1,137,600	$1,077,815
07/19	$1,121,322	$1,146,768	$1,085,631
08/19	$1,131,797	$1,164,857	$1,091,225
09/19	$1,129,175	$1,155,520	$1,084,745
10/19	$1,132,096	$1,157,590	$1,088,440
11/19	$1,135,021	$1,160,485	$1,090,214
12/19	$1,137,925	$1,164,028	$1,093,395
01/20	$1,149,459	$1,184,942	$1,104,449
02/20	$1,156,677	$1,200,222	$1,109,628
03/20	$1,106,375	$1,156,687	$1,088,033
04/20	$1,097,477	$1,142,170	$1,087,790
05/20	$1,115,206	$1,178,504	$1,112,270
06/20	$1,125,133	$1,188,204	$1,115,238
07/20	$1,139,143	$1,208,216	$1,124,454
08/20	$1,139,512	$1,202,547	$1,124,278
09/20	$1,139,900	$1,202,802	$1,125,319
10/20	$1,137,862	$1,199,189	$1,123,945
11/20	$1,150,574	$1,217,286	$1,129,556
12/20	$1,161,132	$1,224,701	$1,132,622
01/21	$1,175,088	$1,232,505	$1,136,153
02/21	$1,167,376	$1,212,923	$1,127,422
03/21	$1,173,238	$1,220,403	$1,130,702
04/21	$1,181,420	$1,230,639	$1,134,959
05/21	$1,190,619	$1,234,311	$1,136,034
06/21	$1,201,181	$1,237,700	$1,136,739
07/21	$1,210,312	$1,247,965	$1,142,054
08/21	$1,208,998	$1,243,385	$1,140,994
09/21	$1,199,475	$1,234,412	$1,136,195
10/21	$1,196,785	$1,230,803	$1,134,905
11/21	$1,205,876	$1,241,281	$1,137,315
12/21	$1,208,097	$1,243,283	$1,137,996
01/22	$1,185,629	$1,209,251	$1,116,675
02/22	$1,177,383	$1,204,918	$1,112,942
03/22	$1,149,084	$1,165,859	$1,093,380
04/22	$1,126,840	$1,133,612	$1,078,485
05/22	$1,132,885	$1,150,451	$1,091,703
06/22	$1,114,230	$1,131,609	$1,088,051
07/22	$1,134,886	$1,161,508	$1,104,823
08/22	$1,116,222	$1,136,052	$1,088,649
09/22	$1,090,226	$1,092,449	$1,064,961
10/22	$1,083,328	$1,083,364	$1,063,985
11/22	$1,105,074	$1,134,037	$1,089,415
12/22	$1,102,833	$1,137,284	$1,092,576
01/23	$1,117,380	$1,169,952	$1,110,788
02/23	$1,104,266	$1,143,497	$1,092,192
03/23	$1,110,294	$1,168,869	$1,110,249
04/23	$1,115,145	$1,166,198	$1,106,137
05/23	$1,112,790	$1,156,092	$1,098,418
06/23	$1,121,627	$1,167,673	$1,104,715
07/23	$1,123,245	$1,172,293	$1,106,865
08/23	$1,106,306	$1,155,416	$1,102,653
09/23	$1,095,539	$1,121,552	$1,087,251
10/23	$1,086,064	$1,112,008	$1,085,584
11/23	$1,109,879	$1,182,600	$1,119,990
12/23	$1,128,029	$1,210,086	$1,135,384
01/24	$1,131,124	$1,203,905	$1,133,763
02/24	$1,130,520	$1,205,452	$1,134,599
03/24	$1,137,394	$1,205,414	$1,133,747
04/24	$1,130,670	$1,190,485	$1,126,935
05/24	$1,133,900	$1,186,993	$1,122,832
06/24	$1,154,990	$1,205,187	$1,134,023
07/24	$1,161,254	$1,216,172	$1,144,014
08/24	$1,167,628	$1,225,763	$1,156,085
09/24	$1,176,554	$1,237,878	$1,163,556
10/24	$1,173,903	$1,219,828	$1,154,154
11/24	$1,186,479	$1,240,900	$1,162,652
12/24	$1,177,474	$1,222,834	$1,156,787
01/25	$1,184,013	$1,228,963	$1,163,453
02/25	$1,199,698	$1,241,148	$1,171,204
03/25	$1,182,964	$1,220,114	$1,165,419
04/25	$1,172,685	$1,210,284	$1,159,308
05/25	$1,167,418	$1,211,061	$1,168,855
06/25	$1,173,993	$1,218,601	$1,178,700
07/25	$1,167,560	$1,216,139	$1,185,987
08/25	$1,174,372	$1,226,709	$1,195,336
09/25	$1,197,154	$1,255,118	$1,204,777
10/25	$1,197,516	$1,270,685	$1,207,972

Average Annual Return [Table Text Block]

Average Annual Total Returns for the Period Ended October 31, 2025 (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	2.01%	1.03%	1.82%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Custom abrdn Short Duration High Yield Municipal Fund IndexFootnote Reference1	4.66%	1.45%	1.91%
Footnote	Description
Footnote[1]	The Custom Index reflects the returns of the Bloomberg Municipal Bond Inter-Short (1-10 Y) Index, Prior 03/31/2025 S&P Municipal Bond Short Intermediate Index. The indices and time periods for the Custom Index align with the strategies utilized and benchmark for the Fund during the same time periods.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

No Deduction of Taxes [Text Block]

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

AssetsNet		$ 54,601,025
Holdings Count | Holding		74
Advisory Fees Paid, Amount		$ 168,563
InvestmentCompanyPortfolioTurnover		97.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of October 31, 2025

Total Net Assets	$54,601,025
Total Number of Portfolio Holdings	74
Portfolio Turnover Rate	97%
Total Advisory Fees Paid	$168,563

Credit Quality Explanation [Text Block]		Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.
Credit Ratings Selection [Text Block]

Credit Quality Allocation (% of total net assets)

AA	4.8%
BBB	24.5%
BB	23.8%
B	4.2%
N/R	42.7%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Madison County Capital Resource Corp., 5.500%, due 09/01/22	5.2%
Colorado Health Facilities Authority, 3.500%, due 05/15/30	4.6%
Washington State Housing Finance Commission, 2.500%, due 07/01/28	4.0%
Public Finance Authority, 5.750%, due 06/30/60	3.8%
Capital Trust Agency, Inc., 6.000%, due 05/01/43	3.7%
Kansas Independent College Finance Authority, 8.500%, due 05/01/26	3.7%
Florida Higher Educational Facilities Financing Authority, 5.000%, due 07/01/35	3.6%
Utah Charter School Finance Authority, 5.625%, due 10/15/48	3.6%
Florida Local Government Finance Commission, 4.450%, due 11/15/31	3.3%
Public Finance Authority, 5.375%, due 12/15/32	3.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000056974
Shareholder Report [Line Items]
Fund Name		abrdn U.S. Small Cap Equity Fund
Class Name		Class A
Trading Symbol		GSXAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn U.S. Small Cap Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$145	1.36%

Expenses Paid, Amount		$ 145
Expense Ratio, Percent		1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Russell 2000 Index (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period. It's important to note that investors cannot invest directly in an index.

What contributed to performance?

Corcept Therapeutics contributed to the Fund’s outperformance in the healthcare sector, as its shares gained after the company's key drug achieved positive study results for the treatment of a new condition, significantly increasing its addressable market. Ligand Pharmaceuticals also added to the healthcare sector’s returns as the company’s shares outperformed after strong momentum in its royalty portfolio and a series of positive developments, collectively reinforcing the scalability and resilience of its royalty-driven business model. Meanwhile, the Fund's exposure to non-benchmark stock Aritzia led the consumer discretionary sector’s outperformance relative to the benchmark, as strong underlying demand trends and effective tariff mitigation efforts resulted in better-than-expected earnings and an improved outlook for the retailer.

What detracted from performance?

The Fund’s exposure to the information technology sector particularly detracted from performance. Within this sector, Q2 Holdings Inc's, shares declined as investor sentiment weakened, reflecting heightened credit risk concerns across the banking sector that weighed on technology providers. The stock’s performance was further pressured by increased customer churn, despite the company’s otherwise robust financial performance. Vertex’s shares underperformed as heightened customer caution slowed the pace of enterprise-resource-planning cloud migrations, putting pressure on both the company’s results and forward guidance. Elsewhere, SM Energy’s shares underperformed as oil prices trended lower during the review period.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with sales load	Russell 3000 Index	Russell 2000 Index
10/15	$9,426	$10,000	$10,000
11/15	$9,777	$10,055	$10,325
12/15	$9,483	$9,849	$9,807
01/16	$9,186	$9,293	$8,945
02/16	$9,203	$9,290	$8,944
03/16	$9,851	$9,944	$9,658
04/16	$9,958	$10,006	$9,810
05/16	$10,287	$10,185	$10,030
06/16	$10,397	$10,206	$10,024
07/16	$10,602	$10,611	$10,623
08/16	$10,666	$10,638	$10,811
09/16	$10,559	$10,655	$10,931
10/16	$10,166	$10,424	$10,411
11/16	$11,204	$10,891	$11,572
12/16	$11,689	$11,103	$11,897
01/17	$11,473	$11,312	$11,943
02/17	$11,597	$11,733	$12,174
03/17	$11,402	$11,741	$12,190
04/17	$11,576	$11,865	$12,324
05/17	$11,427	$11,987	$12,073
06/17	$11,856	$12,095	$12,490
07/17	$11,831	$12,323	$12,583
08/17	$11,689	$12,347	$12,423
09/17	$12,546	$12,648	$13,198
10/17	$12,610	$12,924	$13,311
11/17	$13,013	$13,316	$13,694
12/17	$12,978	$13,450	$13,639
01/18	$13,123	$14,158	$13,995
02/18	$12,288	$13,637	$13,454
03/18	$12,341	$13,363	$13,628
04/18	$12,401	$13,414	$13,745
05/18	$12,911	$13,792	$14,580
06/18	$12,939	$13,883	$14,684
07/18	$13,332	$14,343	$14,940
08/18	$13,970	$14,847	$15,584
09/18	$13,754	$14,871	$15,209
10/18	$12,532	$13,776	$13,557
11/18	$12,808	$14,052	$13,773
12/18	$11,243	$12,745	$12,137
01/19	$12,485	$13,838	$13,502
02/19	$13,137	$14,325	$14,204
03/19	$12,914	$14,534	$13,907
04/19	$13,525	$15,115	$14,379
05/19	$12,190	$14,137	$13,261
06/19	$13,060	$15,130	$14,198
07/19	$13,193	$15,354	$14,280
08/19	$12,983	$15,041	$13,575
09/19	$13,202	$15,305	$13,857
10/19	$13,428	$15,635	$14,222
11/19	$13,869	$16,229	$14,808
12/19	$14,022	$16,698	$15,235
01/20	$13,935	$16,680	$14,746
02/20	$12,836	$15,314	$13,505
03/20	$10,690	$13,208	$10,571
04/20	$12,321	$14,957	$12,023
05/20	$13,586	$15,757	$12,805
06/20	$13,822	$16,117	$13,258
07/20	$14,611	$17,033	$13,625
08/20	$15,352	$18,266	$14,392
09/20	$14,515	$17,601	$13,911
10/20	$14,633	$17,222	$14,203
11/20	$16,460	$19,317	$16,821
12/20	$17,801	$20,186	$18,276
01/21	$17,935	$20,096	$19,195
02/21	$19,163	$20,724	$20,392
03/21	$19,612	$21,467	$20,597
04/21	$20,432	$22,573	$21,029
05/21	$20,321	$22,676	$21,072
06/21	$20,539	$23,236	$21,481
07/21	$21,192	$23,628	$20,705
08/21	$22,211	$24,302	$21,168
09/21	$21,474	$23,212	$20,544
10/21	$22,961	$24,782	$21,418
11/21	$22,887	$24,404	$20,525
12/21	$23,252	$25,365	$20,984
01/22	$20,453	$23,873	$18,964
02/22	$20,042	$23,272	$19,166
03/22	$19,908	$24,027	$19,405
04/22	$17,915	$21,870	$17,482
05/22	$17,962	$21,841	$17,508
06/22	$16,710	$20,014	$16,068
07/22	$18,182	$21,891	$17,746
08/22	$17,498	$21,074	$17,383
09/22	$16,044	$19,120	$15,717
10/22	$17,492	$20,688	$17,447
11/22	$18,228	$21,768	$17,854
12/22	$17,169	$20,493	$16,696
01/23	$18,993	$21,905	$18,323
02/23	$18,668	$21,393	$18,013
03/23	$18,201	$21,965	$17,153
04/23	$18,010	$22,199	$16,844
05/23	$17,452	$22,285	$16,689
06/23	$18,821	$23,807	$18,046
07/23	$19,079	$24,661	$19,149
08/23	$18,477	$24,185	$18,191
09/23	$17,353	$23,033	$17,120
10/23	$15,831	$22,422	$15,953
11/23	$17,427	$24,513	$17,396
12/23	$19,061	$25,813	$19,522
01/24	$18,710	$26,099	$18,763
02/24	$19,423	$27,512	$19,824
03/24	$19,939	$28,399	$20,533
04/24	$18,625	$27,150	$19,088
05/24	$19,472	$28,432	$20,046
06/24	$19,570	$29,313	$19,860
07/24	$21,032	$29,857	$21,878
08/24	$20,725	$30,507	$21,551
09/24	$20,927	$31,138	$21,702
10/24	$20,860	$30,910	$21,388
11/24	$23,537	$32,966	$23,735
12/24	$22,045	$31,958	$21,774
01/25	$23,807	$32,967	$22,345
02/25	$22,229	$32,336	$21,150
03/25	$21,222	$30,449	$19,710
04/25	$20,755	$30,245	$19,255
05/25	$22,217	$32,162	$20,283
06/25	$22,696	$33,796	$21,386
07/25	$22,745	$34,540	$21,757
08/25	$24,053	$35,340	$23,311
09/25	$23,862	$36,559	$24,036
10/25	$23,512	$37,343	$24,471

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A without sales load	12.72%	9.95%	9.57%
Class A with sales load - 5.75%	6.24%	8.65%	8.93%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell 2000 Index	14.41%	11.50%	9.36%

No Deduction of Taxes [Text Block]

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

Material Change Date	Nov. 01, 2024
AssetsNet		$ 342,818,033
Holdings Count | Holding		54
Advisory Fees Paid, Amount		$ 2,269,403
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of October 31, 2025

Total Net Assets	$342,818,033
Total Number of Portfolio Holdings	54
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$2,269,403

Holdings [Text Block]

Sector Allocation (% of total net assets)

Financials	20.7%
Industrials	18.4%
Health Care	17.5%
Information Technology	15.3%
Consumer Discretionary	10.0%
Consumer Staples	5.4%
Real Estate	3.6%
Materials	3.3%
Energy	2.2%
Utilities	1.9%
Other	1.7%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Ligand Pharmaceuticals, Inc.	3.4%
Alphatec Holdings, Inc.	3.2%
Enpro, Inc.	3.0%
Aritzia, Inc.	3.0%
Viavi Solutions, Inc.	3.0%
Boot Barn Holdings, Inc.	3.0%
Wintrust Financial Corp.	2.8%
Materion Corp.	2.8%
Camtek Ltd.	2.7%
REV Group, Inc.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective February 28, 2025, the Fund's expense limitation changed from 0.99% to 0.95% for all share classes of the Fund.

Material Fund Change Expenses [Text Block]		Effective February 28, 2025, the Fund's expense limitation changed from 0.99% to 0.95% for all share classes of the Fund.
Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000056976
Shareholder Report [Line Items]
Fund Name		abrdn U.S. Small Cap Equity Fund
Class Name		Class C
Trading Symbol		GSXCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn U.S. Small Cap Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$209	1.97%

Expenses Paid, Amount		$ 209
Expense Ratio, Percent		1.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Russell 2000 Index (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period. It's important to note that investors cannot invest directly in an index.

What contributed to performance?

Corcept Therapeutics contributed to the Fund’s outperformance in the healthcare sector, as its shares gained after the company's key drug achieved positive study results for the treatment of a new condition, significantly increasing its addressable market. Ligand Pharmaceuticals also added to the healthcare sector’s returns as the company’s shares outperformed after strong momentum in its royalty portfolio and a series of positive developments, collectively reinforcing the scalability and resilience of its royalty-driven business model. Meanwhile, the Fund's exposure to non-benchmark stock Aritzia led the consumer discretionary sector’s outperformance relative to the benchmark, as strong underlying demand trends and effective tariff mitigation efforts resulted in better-than-expected earnings and an improved outlook for the retailer.

What detracted from performance?

The Fund’s exposure to the information technology sector particularly detracted from performance. Within this sector, Q2 Holdings Inc's, shares declined as investor sentiment weakened, reflecting heightened credit risk concerns across the banking sector that weighed on technology providers. The stock’s performance was further pressured by increased customer churn, despite the company’s otherwise robust financial performance. Vertex’s shares underperformed as heightened customer caution slowed the pace of enterprise-resource-planning cloud migrations, putting pressure on both the company’s results and forward guidance. Elsewhere, SM Energy’s shares underperformed as oil prices trended lower during the review period.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C with sales load	Russell 3000 Index	Russell 2000 Index
10/15	$10,000	$10,000	$10,000
11/15	$10,362	$10,055	$10,325
12/15	$10,047	$9,849	$9,807
01/16	$9,723	$9,293	$8,945
02/16	$9,740	$9,290	$8,944
03/16	$10,418	$9,944	$9,658
04/16	$10,524	$10,006	$9,810
05/16	$10,865	$10,185	$10,030
06/16	$10,976	$10,206	$10,024
07/16	$11,185	$10,611	$10,623
08/16	$11,249	$10,638	$10,811
09/16	$11,130	$10,655	$10,931
10/16	$10,708	$10,424	$10,411
11/16	$11,795	$10,891	$11,572
12/16	$12,298	$11,103	$11,897
01/17	$12,063	$11,312	$11,943
02/17	$12,187	$11,733	$12,174
03/17	$11,974	$11,741	$12,190
04/17	$12,148	$11,865	$12,324
05/17	$11,982	$11,987	$12,073
06/17	$12,430	$12,095	$12,490
07/17	$12,396	$12,323	$12,583
08/17	$12,238	$12,347	$12,423
09/17	$13,124	$12,648	$13,198
10/17	$13,188	$12,924	$13,311
11/17	$13,602	$13,316	$13,694
12/17	$13,559	$13,450	$13,639
01/18	$13,700	$14,158	$13,995
02/18	$12,822	$13,637	$13,454
03/18	$12,869	$13,363	$13,628
04/18	$12,924	$13,414	$13,745
05/18	$13,444	$13,792	$14,580
06/18	$13,470	$13,883	$14,684
07/18	$13,870	$14,343	$14,940
08/18	$14,523	$14,847	$15,584
09/18	$14,288	$14,871	$15,209
10/18	$13,014	$13,776	$13,557
11/18	$13,291	$14,052	$13,773
12/18	$11,661	$12,745	$12,137
01/19	$12,941	$13,838	$13,502
02/19	$13,609	$14,325	$14,204
03/19	$13,370	$14,534	$13,907
04/19	$13,993	$15,115	$14,379
05/19	$12,607	$14,137	$13,261
06/19	$13,494	$15,130	$14,198
07/19	$13,629	$15,354	$14,280
08/19	$13,400	$15,041	$13,575
09/19	$13,624	$15,305	$13,857
10/19	$13,848	$15,635	$14,222
11/19	$14,297	$16,229	$14,808
12/19	$14,445	$16,698	$15,235
01/20	$14,347	$16,680	$14,746
02/20	$13,207	$15,314	$13,505
03/20	$10,992	$13,208	$10,571
04/20	$12,667	$14,957	$12,023
05/20	$13,960	$15,757	$12,805
06/20	$14,194	$16,117	$13,258
07/20	$14,996	$17,033	$13,625
08/20	$15,749	$18,266	$14,392
09/20	$14,882	$17,601	$13,911
10/20	$14,991	$17,222	$14,203
11/20	$16,856	$19,317	$16,821
12/20	$18,223	$20,186	$18,276
01/21	$18,346	$20,096	$19,195
02/21	$19,597	$20,724	$20,392
03/21	$20,044	$21,467	$20,597
04/21	$20,872	$22,573	$21,029
05/21	$20,743	$22,676	$21,072
06/21	$20,954	$23,236	$21,481
07/21	$21,612	$23,628	$20,705
08/21	$22,634	$24,302	$21,168
09/21	$21,876	$23,212	$20,544
10/21	$23,374	$24,782	$21,418
11/21	$23,292	$24,404	$20,525
12/21	$23,649	$25,365	$20,984
01/22	$20,782	$23,873	$18,964
02/22	$20,359	$23,272	$19,166
03/22	$20,210	$24,027	$19,405
04/22	$18,173	$21,870	$17,482
05/22	$18,213	$21,841	$17,508
06/22	$16,936	$20,014	$16,068
07/22	$18,416	$21,891	$17,746
08/22	$17,719	$21,074	$17,383
09/22	$16,239	$19,120	$15,717
10/22	$17,696	$20,688	$17,447
11/22	$18,432	$21,768	$17,854
12/22	$17,352	$20,493	$16,696
01/23	$19,182	$21,905	$18,323
02/23	$18,844	$21,393	$18,013
03/23	$18,369	$21,965	$17,153
04/23	$18,166	$22,199	$16,844
05/23	$17,590	$22,285	$16,689
06/23	$18,962	$23,807	$18,046
07/23	$19,208	$24,661	$19,149
08/23	$18,598	$24,185	$18,191
09/23	$17,454	$23,033	$17,120
10/23	$15,912	$22,422	$15,953
11/23	$17,513	$24,513	$17,396
12/23	$19,149	$25,813	$19,522
01/24	$18,784	$26,099	$18,763
02/24	$19,487	$27,512	$19,824
03/24	$19,996	$28,399	$20,533
04/24	$18,674	$27,150	$19,088
05/24	$19,513	$28,432	$20,046
06/24	$19,598	$29,313	$19,860
07/24	$21,055	$29,857	$21,878
08/24	$20,733	$30,507	$21,551
09/24	$20,928	$31,138	$21,702
10/24	$20,843	$30,910	$21,388
11/24	$23,512	$32,966	$23,735
12/24	$22,012	$31,958	$21,774
01/25	$23,758	$32,967	$22,345
02/25	$22,173	$32,336	$21,150
03/25	$21,157	$30,449	$19,710
04/25	$20,682	$30,245	$19,255
05/25	$22,123	$32,162	$20,283
06/25	$22,597	$33,796	$21,386
07/25	$22,631	$34,540	$21,757
08/25	$23,919	$35,340	$23,311
09/25	$23,715	$36,559	$24,036
10/25	$23,351	$37,343	$24,471

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C without sales load	12.03%	9.28%	8.85%
Class C with sales load - 1.00%	11.03%	9.28%	8.85%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell 2000 Index	14.41%	11.50%	9.36%

No Deduction of Taxes [Text Block]

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

Material Change Date	Nov. 01, 2024
AssetsNet		$ 342,818,033
Holdings Count | Holding		54
Advisory Fees Paid, Amount		$ 2,269,403
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of October 31, 2025

Total Net Assets	$342,818,033
Total Number of Portfolio Holdings	54
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$2,269,403

Holdings [Text Block]

Sector Allocation (% of total net assets)

Financials	20.7%
Industrials	18.4%
Health Care	17.5%
Information Technology	15.3%
Consumer Discretionary	10.0%
Consumer Staples	5.4%
Real Estate	3.6%
Materials	3.3%
Energy	2.2%
Utilities	1.9%
Other	1.7%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Ligand Pharmaceuticals, Inc.	3.4%
Alphatec Holdings, Inc.	3.2%
Enpro, Inc.	3.0%
Aritzia, Inc.	3.0%
Viavi Solutions, Inc.	3.0%
Boot Barn Holdings, Inc.	3.0%
Wintrust Financial Corp.	2.8%
Materion Corp.	2.8%
Camtek Ltd.	2.7%
REV Group, Inc.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective February 28, 2025, the Fund's expense limitation changed from 0.99% to 0.95% for all share classes of the Fund.

Material Fund Change Expenses [Text Block]		Effective February 28, 2025, the Fund's expense limitation changed from 0.99% to 0.95% for all share classes of the Fund.
Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000056977
Shareholder Report [Line Items]
Fund Name		abrdn U.S. Small Cap Equity Fund
Class Name		Class R
Trading Symbol		GNSRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn U.S. Small Cap Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$171	1.61%

Expenses Paid, Amount		$ 171
Expense Ratio, Percent		1.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Russell 2000 Index (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period. It's important to note that investors cannot invest directly in an index.

What contributed to performance?

Corcept Therapeutics contributed to the Fund’s outperformance in the healthcare sector, as its shares gained after the company's key drug achieved positive study results for the treatment of a new condition, significantly increasing its addressable market. Ligand Pharmaceuticals also added to the healthcare sector’s returns as the company’s shares outperformed after strong momentum in its royalty portfolio and a series of positive developments, collectively reinforcing the scalability and resilience of its royalty-driven business model. Meanwhile, the Fund's exposure to non-benchmark stock Aritzia led the consumer discretionary sector’s outperformance relative to the benchmark, as strong underlying demand trends and effective tariff mitigation efforts resulted in better-than-expected earnings and an improved outlook for the retailer.

What detracted from performance?

The Fund’s exposure to the information technology sector particularly detracted from performance. Within this sector, Q2 Holdings Inc's, shares declined as investor sentiment weakened, reflecting heightened credit risk concerns across the banking sector that weighed on technology providers. The stock’s performance was further pressured by increased customer churn, despite the company’s otherwise robust financial performance. Vertex’s shares underperformed as heightened customer caution slowed the pace of enterprise-resource-planning cloud migrations, putting pressure on both the company’s results and forward guidance. Elsewhere, SM Energy’s shares underperformed as oil prices trended lower during the review period.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R	Russell 3000 Index	Russell 2000 Index
10/15	$10,000	$10,000	$10,000
11/15	$10,367	$10,055	$10,325
12/15	$10,056	$9,849	$9,807
01/16	$9,738	$9,293	$8,945
02/16	$9,758	$9,290	$8,944
03/16	$10,440	$9,944	$9,658
04/16	$10,553	$10,006	$9,810
05/16	$10,900	$10,185	$10,030
06/16	$11,013	$10,206	$10,024
07/16	$11,227	$10,611	$10,623
08/16	$11,287	$10,638	$10,811
09/16	$11,174	$10,655	$10,931
10/16	$10,759	$10,424	$10,411
11/16	$11,856	$10,891	$11,572
12/16	$12,369	$11,103	$11,897
01/17	$12,135	$11,312	$11,943
02/17	$12,264	$11,733	$12,174
03/17	$12,054	$11,741	$12,190
04/17	$12,232	$11,865	$12,324
05/17	$12,070	$11,987	$12,073
06/17	$12,522	$12,095	$12,490
07/17	$12,490	$12,323	$12,583
08/17	$12,337	$12,347	$12,423
09/17	$13,236	$12,648	$13,198
10/17	$13,305	$12,924	$13,311
11/17	$13,725	$13,316	$13,694
12/17	$13,684	$13,450	$13,639
01/18	$13,834	$14,158	$13,995
02/18	$12,950	$13,637	$13,454
03/18	$13,002	$13,363	$13,628
04/18	$13,063	$13,414	$13,745
05/18	$13,592	$13,792	$14,580
06/18	$13,620	$13,883	$14,684
07/18	$14,027	$14,343	$14,940
08/18	$14,689	$14,847	$15,584
09/18	$14,459	$14,871	$15,209
10/18	$13,172	$13,776	$13,557
11/18	$13,458	$14,052	$13,773
12/18	$11,810	$12,745	$12,137
01/19	$13,112	$13,838	$13,502
02/19	$13,794	$14,325	$14,204
03/19	$13,556	$14,534	$13,907
04/19	$14,190	$15,115	$14,379
05/19	$12,790	$14,137	$13,261
06/19	$13,691	$15,130	$14,198
07/19	$13,831	$15,354	$14,280
08/19	$13,607	$15,041	$13,575
09/19	$13,836	$15,305	$13,857
10/19	$14,064	$15,635	$14,222
11/19	$14,526	$16,229	$14,808
12/19	$14,679	$16,698	$15,235
01/20	$14,583	$16,680	$14,746
02/20	$13,432	$15,314	$13,505
03/20	$11,180	$13,208	$10,571
04/20	$12,889	$14,957	$12,023
05/20	$14,202	$15,757	$12,805
06/20	$14,446	$16,117	$13,258
07/20	$15,267	$17,033	$13,625
08/20	$16,033	$18,266	$14,392
09/20	$15,156	$17,601	$13,911
10/20	$15,272	$17,222	$14,203
11/20	$17,179	$19,317	$16,821
12/20	$18,575	$20,186	$18,276
01/21	$18,711	$20,096	$19,195
02/21	$19,985	$20,724	$20,392
03/21	$20,452	$21,467	$20,597
04/21	$21,303	$22,573	$21,029
05/21	$21,184	$22,676	$21,072
06/21	$21,401	$23,236	$21,481
07/21	$22,079	$23,628	$20,705
08/21	$23,131	$24,302	$21,168
09/21	$22,361	$23,212	$20,544
10/21	$23,901	$24,782	$21,418
11/21	$23,820	$24,404	$20,525
12/21	$24,192	$25,365	$20,984
01/22	$21,271	$23,873	$18,964
02/22	$20,844	$23,272	$19,166
03/22	$20,697	$24,027	$19,405
04/22	$18,617	$21,870	$17,482
05/22	$18,666	$21,841	$17,508
06/22	$17,356	$20,014	$16,068
07/22	$18,883	$21,891	$17,746
08/22	$18,168	$21,074	$17,383
09/22	$16,656	$19,120	$15,717
10/22	$18,154	$20,688	$17,447
11/22	$18,911	$21,768	$17,854
12/22	$17,805	$20,493	$16,696
01/23	$19,695	$21,905	$18,323
02/23	$19,350	$21,393	$18,013
03/23	$18,870	$21,965	$17,153
04/23	$18,668	$22,199	$16,844
05/23	$18,083	$22,285	$16,689
06/23	$19,500	$23,807	$18,046
07/23	$19,762	$24,661	$19,149
08/23	$19,132	$24,185	$18,191
09/23	$17,963	$23,033	$17,120
10/23	$16,389	$22,422	$15,953
11/23	$18,038	$24,513	$17,396
12/23	$19,725	$25,813	$19,522
01/24	$19,357	$26,099	$18,763
02/24	$20,092	$27,512	$19,824
03/24	$20,617	$28,399	$20,533
04/24	$19,260	$27,150	$19,088
05/24	$20,130	$28,432	$20,046
06/24	$20,227	$29,313	$19,860
07/24	$21,734	$29,857	$21,878
08/24	$21,412	$30,507	$21,551
09/24	$21,621	$31,138	$21,702
10/24	$21,539	$30,910	$21,388
11/24	$24,305	$32,966	$23,735
12/24	$22,761	$31,958	$21,774
01/25	$24,568	$32,967	$22,345
02/25	$22,933	$32,336	$21,150
03/25	$21,891	$30,449	$19,710
04/25	$21,404	$30,245	$19,255
05/25	$22,903	$32,162	$20,283
06/25	$23,398	$33,796	$21,386
07/25	$23,443	$34,540	$21,757
08/25	$24,793	$35,340	$23,311
09/25	$24,583	$36,559	$24,036
10/25	$24,215	$37,343	$24,471

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R	12.43%	9.66%	9.25%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell 2000 Index	14.41%	11.50%	9.36%

No Deduction of Taxes [Text Block]

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

Material Change Date	Nov. 01, 2024
AssetsNet		$ 342,818,033
Holdings Count | Holding		54
Advisory Fees Paid, Amount		$ 2,269,403
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of October 31, 2025

Total Net Assets	$342,818,033
Total Number of Portfolio Holdings	54
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$2,269,403

Holdings [Text Block]

Sector Allocation (% of total net assets)

Financials	20.7%
Industrials	18.4%
Health Care	17.5%
Information Technology	15.3%
Consumer Discretionary	10.0%
Consumer Staples	5.4%
Real Estate	3.6%
Materials	3.3%
Energy	2.2%
Utilities	1.9%
Other	1.7%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Ligand Pharmaceuticals, Inc.	3.4%
Alphatec Holdings, Inc.	3.2%
Enpro, Inc.	3.0%
Aritzia, Inc.	3.0%
Viavi Solutions, Inc.	3.0%
Boot Barn Holdings, Inc.	3.0%
Wintrust Financial Corp.	2.8%
Materion Corp.	2.8%
Camtek Ltd.	2.7%
REV Group, Inc.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective February 28, 2025, the Fund's expense limitation changed from 0.99% to 0.95% for all share classes of the Fund.

Material Fund Change Expenses [Text Block]		Effective February 28, 2025, the Fund's expense limitation changed from 0.99% to 0.95% for all share classes of the Fund.
Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000056978
Shareholder Report [Line Items]
Fund Name		abrdn U.S. Small Cap Equity Fund
Class Name		Institutional Class
Trading Symbol		GSCIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn U.S. Small Cap Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$102	0.96%

Expenses Paid, Amount		$ 102
Expense Ratio, Percent		0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Russell 2000 Index (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period. It's important to note that investors cannot invest directly in an index.

What contributed to performance?

Corcept Therapeutics contributed to the Fund’s outperformance in the healthcare sector, as its shares gained after the company's key drug achieved positive study results for the treatment of a new condition, significantly increasing its addressable market. Ligand Pharmaceuticals also added to the healthcare sector’s returns as the company’s shares outperformed after strong momentum in its royalty portfolio and a series of positive developments, collectively reinforcing the scalability and resilience of its royalty-driven business model. Meanwhile, the Fund's exposure to non-benchmark stock Aritzia led the consumer discretionary sector’s outperformance relative to the benchmark, as strong underlying demand trends and effective tariff mitigation efforts resulted in better-than-expected earnings and an improved outlook for the retailer.

What detracted from performance?

The Fund’s exposure to the information technology sector particularly detracted from performance. Within this sector, Q2 Holdings Inc's, shares declined as investor sentiment weakened, reflecting heightened credit risk concerns across the banking sector that weighed on technology providers. The stock’s performance was further pressured by increased customer churn, despite the company’s otherwise robust financial performance. Vertex’s shares underperformed as heightened customer caution slowed the pace of enterprise-resource-planning cloud migrations, putting pressure on both the company’s results and forward guidance. Elsewhere, SM Energy’s shares underperformed as oil prices trended lower during the review period.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000 Index	Russell 2000 Index
10/15	$1,000,000	$1,000,000	$1,000,000
11/15	$1,036,957	$1,005,544	$1,032,529
12/15	$1,006,100	$984,904	$980,686
01/16	$974,883	$929,331	$894,450
02/16	$977,395	$929,032	$894,410
03/16	$1,045,928	$994,441	$965,794
04/16	$1,057,768	$1,000,604	$980,952
05/16	$1,092,931	$1,018,505	$1,003,047
06/16	$1,104,772	$1,020,600	$1,002,415
07/16	$1,127,018	$1,061,104	$1,062,266
08/16	$1,133,836	$1,063,811	$1,081,051
09/16	$1,122,713	$1,065,483	$1,093,092
10/16	$1,081,808	$1,042,431	$1,041,127
11/16	$1,191,963	$1,089,082	$1,157,225
12/16	$1,244,349	$1,110,333	$1,189,650
01/17	$1,221,385	$1,131,232	$1,194,343
02/17	$1,235,020	$1,173,304	$1,217,392
03/17	$1,214,568	$1,174,102	$1,218,985
04/17	$1,232,867	$1,186,547	$1,232,353
05/17	$1,217,438	$1,198,690	$1,207,282
06/17	$1,263,724	$1,209,508	$1,249,016
07/17	$1,261,213	$1,232,313	$1,258,295
08/17	$1,246,502	$1,234,688	$1,242,287
09/17	$1,337,998	$1,264,799	$1,319,817
10/17	$1,345,174	$1,292,400	$1,331,067
11/17	$1,388,949	$1,331,643	$1,369,428
12/17	$1,385,719	$1,344,953	$1,363,901
01/18	$1,401,148	$1,415,846	$1,399,545
02/18	$1,312,522	$1,363,659	$1,345,353
03/18	$1,318,622	$1,336,285	$1,362,753
04/18	$1,325,081	$1,341,363	$1,374,535
05/18	$1,379,620	$1,379,230	$1,457,970
06/18	$1,383,208	$1,388,250	$1,468,417
07/18	$1,425,547	$1,434,321	$1,494,009
08/18	$1,493,721	$1,484,691	$1,558,416
09/18	$1,471,116	$1,487,149	$1,520,933
10/18	$1,340,868	$1,377,646	$1,355,734
11/18	$1,370,649	$1,405,238	$1,377,284
12/18	$1,203,772	$1,274,453	$1,213,682
01/19	$1,336,892	$1,383,845	$1,350,219
02/19	$1,406,912	$1,432,513	$1,420,414
03/19	$1,383,300	$1,453,431	$1,390,686
04/19	$1,449,249	$1,511,469	$1,437,928
05/19	$1,306,767	$1,413,659	$1,326,096
06/19	$1,399,991	$1,512,950	$1,419,821
07/19	$1,415,053	$1,535,440	$1,427,996
08/19	$1,392,256	$1,504,139	$1,357,490
09/19	$1,416,682	$1,530,538	$1,385,734
10/19	$1,441,107	$1,563,486	$1,422,229
11/19	$1,489,144	$1,622,917	$1,480,775
12/19	$1,505,764	$1,669,777	$1,523,473
01/20	$1,496,593	$1,667,953	$1,474,612
02/20	$1,379,119	$1,531,392	$1,350,476
03/20	$1,148,974	$1,320,798	$1,057,065
04/20	$1,324,967	$1,495,725	$1,202,258
05/20	$1,461,219	$1,575,714	$1,280,494
06/20	$1,486,985	$1,611,738	$1,325,757
07/20	$1,572,580	$1,703,258	$1,362,451
08/20	$1,652,497	$1,826,649	$1,439,217
09/20	$1,562,972	$1,760,139	$1,391,142
10/20	$1,576,073	$1,722,150	$1,420,278
11/20	$1,773,465	$1,931,655	$1,682,070
12/20	$1,918,642	$2,018,556	$1,827,570
01/21	$1,933,419	$2,009,578	$1,919,538
02/21	$2,066,408	$2,072,392	$2,039,173
03/21	$2,115,817	$2,146,672	$2,059,654
04/21	$2,204,938	$2,257,331	$2,102,904
05/21	$2,193,394	$2,267,636	$2,107,240
06/21	$2,217,406	$2,323,553	$2,148,067
07/21	$2,288,518	$2,362,846	$2,070,503
08/21	$2,399,342	$2,430,229	$2,116,816
09/21	$2,320,841	$2,321,190	$2,054,402
10/21	$2,481,998	$2,478,159	$2,141,795
11/21	$2,475,072	$2,440,439	$2,052,547
12/21	$2,515,196	$2,536,540	$2,098,398
01/22	$2,212,693	$2,387,300	$1,896,377
02/22	$2,168,507	$2,327,165	$1,916,621
03/22	$2,154,912	$2,402,650	$1,940,476
04/22	$1,939,647	$2,187,030	$1,748,156
05/22	$1,945,312	$2,184,098	$1,750,798
06/22	$1,810,488	$2,001,379	$1,606,807
07/22	$1,970,237	$2,189,145	$1,774,562
08/22	$1,897,161	$2,107,447	$1,738,250
09/22	$1,740,244	$1,912,026	$1,571,664
10/22	$1,897,727	$2,068,823	$1,744,687
11/22	$1,978,168	$2,176,808	$1,785,439
12/22	$1,863,890	$2,049,348	$1,669,560
01/23	$2,062,036	$2,190,493	$1,832,285
02/23	$2,027,421	$2,139,295	$1,801,336
03/23	$1,977,884	$2,196,498	$1,715,269
04/23	$1,958,189	$2,219,900	$1,684,431
05/23	$1,897,909	$2,228,537	$1,668,871
06/23	$2,047,116	$2,380,714	$1,804,553
07/23	$2,075,763	$2,466,055	$1,914,908
08/23	$2,010,709	$2,418,451	$1,819,108
09/23	$1,888,957	$2,303,250	$1,712,014
10/23	$1,724,233	$2,242,193	$1,595,256
11/23	$1,898,506	$2,451,274	$1,739,642
12/23	$2,077,554	$2,581,294	$1,952,198
01/24	$2,039,954	$2,609,902	$1,876,270
02/24	$2,118,735	$2,751,177	$1,982,357
03/24	$2,175,434	$2,839,923	$2,053,324
04/24	$2,032,792	$2,714,962	$1,908,805
05/24	$2,125,897	$2,843,236	$2,004,565
06/24	$2,137,237	$2,931,255	$1,986,022
07/24	$2,297,783	$2,985,744	$2,187,800
08/24	$2,264,958	$3,050,740	$2,155,119
09/24	$2,288,234	$3,113,847	$2,170,181
10/24	$2,281,072	$3,090,980	$2,138,836
11/24	$2,575,307	$3,296,605	$2,373,453
12/24	$2,412,971	$3,195,843	$2,177,440
01/25	$2,605,746	$3,296,730	$2,234,531
02/25	$2,433,860	$3,233,552	$2,115,007
03/25	$2,324,640	$3,044,937	$1,971,041
04/25	$2,273,910	$3,024,509	$1,925,506
05/25	$2,435,053	$3,216,220	$2,028,329
06/25	$2,488,768	$3,379,614	$2,138,572
07/25	$2,494,736	$3,454,041	$2,175,670
08/25	$2,639,765	$3,533,974	$2,331,115
09/25	$2,618,876	$3,655,937	$2,403,644
10/25	$2,581,276	$3,734,291	$2,447,129

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	13.13%	10.37%	9.95%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell 2000 Index	14.41%	11.50%	9.36%

No Deduction of Taxes [Text Block]

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

Material Change Date	Nov. 01, 2024
AssetsNet		$ 342,818,033
Holdings Count | Holding		54
Advisory Fees Paid, Amount		$ 2,269,403
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of October 31, 2025

Total Net Assets	$342,818,033
Total Number of Portfolio Holdings	54
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$2,269,403

Holdings [Text Block]

Sector Allocation (% of total net assets)

Financials	20.7%
Industrials	18.4%
Health Care	17.5%
Information Technology	15.3%
Consumer Discretionary	10.0%
Consumer Staples	5.4%
Real Estate	3.6%
Materials	3.3%
Energy	2.2%
Utilities	1.9%
Other	1.7%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Ligand Pharmaceuticals, Inc.	3.4%
Alphatec Holdings, Inc.	3.2%
Enpro, Inc.	3.0%
Aritzia, Inc.	3.0%
Viavi Solutions, Inc.	3.0%
Boot Barn Holdings, Inc.	3.0%
Wintrust Financial Corp.	2.8%
Materion Corp.	2.8%
Camtek Ltd.	2.7%
REV Group, Inc.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective February 28, 2025, the Fund's expense limitation changed from 0.99% to 0.95% for all share classes of the Fund.

Material Fund Change Expenses [Text Block]		Effective February 28, 2025, the Fund's expense limitation changed from 0.99% to 0.95% for all share classes of the Fund.
Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000056979
Shareholder Report [Line Items]
Fund Name		abrdn U.S. Small Cap Equity Fund
Class Name		Institutional Service Class
Trading Symbol		GSXIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn U.S. Small Cap Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Service	$120	1.13%

Expenses Paid, Amount		$ 120
Expense Ratio, Percent		1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Russell 2000 Index (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period. It's important to note that investors cannot invest directly in an index.

What contributed to performance?

Corcept Therapeutics contributed to the Fund’s outperformance in the healthcare sector, as its shares gained after the company's key drug achieved positive study results for the treatment of a new condition, significantly increasing its addressable market. Ligand Pharmaceuticals also added to the healthcare sector’s returns as the company’s shares outperformed after strong momentum in its royalty portfolio and a series of positive developments, collectively reinforcing the scalability and resilience of its royalty-driven business model. Meanwhile, the Fund's exposure to non-benchmark stock Aritzia led the consumer discretionary sector’s outperformance relative to the benchmark, as strong underlying demand trends and effective tariff mitigation efforts resulted in better-than-expected earnings and an improved outlook for the retailer.

What detracted from performance?

The Fund’s exposure to the information technology sector particularly detracted from performance. Within this sector, Q2 Holdings Inc's, shares declined as investor sentiment weakened, reflecting heightened credit risk concerns across the banking sector that weighed on technology providers. The stock’s performance was further pressured by increased customer churn, despite the company’s otherwise robust financial performance. Vertex’s shares underperformed as heightened customer caution slowed the pace of enterprise-resource-planning cloud migrations, putting pressure on both the company’s results and forward guidance. Elsewhere, SM Energy’s shares underperformed as oil prices trended lower during the review period.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Institutional Service Class	Russell 3000 Index	Russell 2000 Index
10/15	$1,000,000	$1,000,000	$1,000,000
11/15	$1,036,918	$1,005,544	$1,032,529
12/15	$1,006,093	$984,904	$980,686
01/16	$974,552	$929,331	$894,450
02/16	$977,061	$929,032	$894,410
03/16	$1,045,878	$994,441	$965,794
04/16	$1,057,348	$1,000,604	$980,952
05/16	$1,092,832	$1,018,505	$1,003,047
06/16	$1,104,659	$1,020,600	$1,002,415
07/16	$1,126,523	$1,061,104	$1,062,266
08/16	$1,133,692	$1,063,811	$1,081,051
09/16	$1,122,222	$1,065,483	$1,093,092
10/16	$1,081,362	$1,042,431	$1,041,127
11/16	$1,191,756	$1,089,082	$1,157,225
12/16	$1,244,086	$1,110,333	$1,189,650
01/17	$1,221,147	$1,131,232	$1,194,343
02/17	$1,234,767	$1,173,304	$1,217,392
03/17	$1,213,978	$1,174,102	$1,218,985
04/17	$1,232,616	$1,186,547	$1,232,353
05/17	$1,217,204	$1,198,690	$1,207,282
06/17	$1,263,082	$1,209,508	$1,249,016
07/17	$1,260,573	$1,232,313	$1,258,295
08/17	$1,245,878	$1,234,688	$1,242,287
09/17	$1,337,276	$1,264,799	$1,319,817
10/17	$1,344,444	$1,292,400	$1,331,067
11/17	$1,388,172	$1,331,643	$1,369,428
12/17	$1,384,588	$1,344,953	$1,363,901
01/18	$1,400,358	$1,415,846	$1,399,545
02/18	$1,311,470	$1,363,659	$1,345,353
03/18	$1,317,563	$1,336,285	$1,362,753
04/18	$1,324,373	$1,341,363	$1,374,535
05/18	$1,378,853	$1,379,230	$1,457,970
06/18	$1,382,437	$1,388,250	$1,468,417
07/18	$1,424,373	$1,434,321	$1,494,009
08/18	$1,492,832	$1,484,691	$1,558,416
09/18	$1,470,251	$1,487,149	$1,520,933
10/18	$1,340,143	$1,377,646	$1,355,734
11/18	$1,369,534	$1,405,238	$1,377,284
12/18	$1,202,817	$1,274,453	$1,213,682
01/19	$1,335,786	$1,383,845	$1,350,219
02/19	$1,406,133	$1,432,513	$1,420,414
03/19	$1,382,142	$1,453,431	$1,390,686
04/19	$1,448,016	$1,511,469	$1,437,928
05/19	$1,305,695	$1,413,659	$1,326,096
06/19	$1,398,813	$1,512,950	$1,419,821
07/19	$1,413,859	$1,535,440	$1,427,996
08/19	$1,391,494	$1,504,139	$1,357,490
09/19	$1,415,485	$1,530,538	$1,385,734
10/19	$1,439,883	$1,563,486	$1,422,229
11/19	$1,487,459	$1,622,917	$1,480,775
12/19	$1,504,466	$1,669,777	$1,523,473
01/20	$1,495,306	$1,667,953	$1,474,612
02/20	$1,377,967	$1,531,392	$1,350,476
03/20	$1,147,652	$1,320,798	$1,057,065
04/20	$1,323,006	$1,495,725	$1,202,258
05/20	$1,459,101	$1,575,714	$1,280,494
06/20	$1,484,837	$1,611,738	$1,325,757
07/20	$1,569,897	$1,703,258	$1,362,451
08/20	$1,649,722	$1,826,649	$1,439,217
09/20	$1,560,300	$1,760,139	$1,391,142
10/20	$1,572,950	$1,722,150	$1,420,278
11/20	$1,770,114	$1,931,655	$1,682,070
12/20	$1,914,689	$2,018,556	$1,827,570
01/21	$1,929,449	$2,009,578	$1,919,538
02/21	$2,061,831	$2,072,392	$2,039,173
03/21	$2,111,185	$2,146,672	$2,059,654
04/21	$2,199,747	$2,257,331	$2,102,904
05/21	$2,188,216	$2,267,636	$2,107,240
06/21	$2,211,740	$2,323,553	$2,148,067
07/21	$2,282,774	$2,362,846	$2,070,503
08/21	$2,393,015	$2,430,229	$2,116,816
09/21	$2,314,140	$2,321,190	$2,054,402
10/21	$2,474,658	$2,478,159	$2,141,795
11/21	$2,467,278	$2,440,439	$2,052,547
12/21	$2,507,282	$2,536,540	$2,098,398
01/22	$2,205,548	$2,387,300	$1,896,377
02/22	$2,161,392	$2,327,165	$1,916,621
03/22	$2,147,805	$2,402,650	$1,940,476
04/22	$1,932,685	$2,187,030	$1,748,156
05/22	$1,938,346	$2,184,098	$1,750,798
06/22	$1,803,613	$2,001,379	$1,606,807
07/22	$1,962,688	$2,189,145	$1,774,562
08/22	$1,889,661	$2,107,447	$1,738,250
09/22	$1,733,416	$1,912,026	$1,571,664
10/22	$1,889,661	$2,068,823	$1,744,687
11/22	$1,970,048	$2,176,808	$1,785,439
12/22	$1,856,410	$2,049,348	$1,669,560
01/23	$2,053,862	$2,190,493	$1,832,285
02/23	$2,018,667	$2,139,295	$1,801,336
03/23	$1,969,154	$2,196,498	$1,715,269
04/23	$1,948,872	$2,219,900	$1,684,431
05/23	$1,889,219	$2,228,537	$1,668,871
06/23	$2,037,159	$2,380,714	$1,804,553
07/23	$2,065,196	$2,466,055	$1,914,908
08/23	$2,000,771	$2,418,451	$1,819,108
09/23	$1,879,078	$2,303,250	$1,712,014
10/23	$1,714,435	$2,242,193	$1,595,256
11/23	$1,888,026	$2,451,274	$1,739,642
12/23	$2,065,793	$2,581,294	$1,952,198
01/24	$2,028,211	$2,609,902	$1,876,270
02/24	$2,105,760	$2,751,177	$1,982,357
03/24	$2,162,431	$2,839,923	$2,053,324
04/24	$2,020,456	$2,714,962	$1,908,805
05/24	$2,112,919	$2,843,236	$2,004,565
06/24	$2,123,656	$2,931,255	$1,986,022
07/24	$2,282,931	$2,985,744	$2,187,800
08/24	$2,250,121	$3,050,740	$2,155,119
09/24	$2,273,386	$3,113,847	$2,170,181
10/24	$2,266,228	$3,090,980	$2,138,836
11/24	$2,557,932	$3,296,605	$2,373,453
12/24	$2,396,272	$3,195,843	$2,177,440
01/25	$2,587,759	$3,296,730	$2,234,531
02/25	$2,416,554	$3,233,552	$2,115,007
03/25	$2,307,985	$3,044,937	$1,971,041
04/25	$2,257,280	$3,024,509	$1,925,506
05/25	$2,416,554	$3,216,220	$2,028,329
06/25	$2,469,645	$3,379,614	$2,138,572
07/25	$2,475,014	$3,454,041	$2,175,670
08/25	$2,618,779	$3,533,974	$2,331,115
09/25	$2,597,900	$3,655,937	$2,403,644
10/25	$2,560,318	$3,734,291	$2,447,129

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Service Class	12.98%	10.23%	9.86%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell 2000 Index	14.41%	11.50%	9.36%

No Deduction of Taxes [Text Block]

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

Material Change Date	Nov. 01, 2024
AssetsNet		$ 342,818,033
Holdings Count | Holding		54
Advisory Fees Paid, Amount		$ 2,269,403
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of October 31, 2025

Total Net Assets	$342,818,033
Total Number of Portfolio Holdings	54
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$2,269,403

Holdings [Text Block]

Sector Allocation (% of total net assets)

Financials	20.7%
Industrials	18.4%
Health Care	17.5%
Information Technology	15.3%
Consumer Discretionary	10.0%
Consumer Staples	5.4%
Real Estate	3.6%
Materials	3.3%
Energy	2.2%
Utilities	1.9%
Other	1.7%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Ligand Pharmaceuticals, Inc.	3.4%
Alphatec Holdings, Inc.	3.2%
Enpro, Inc.	3.0%
Aritzia, Inc.	3.0%
Viavi Solutions, Inc.	3.0%
Boot Barn Holdings, Inc.	3.0%
Wintrust Financial Corp.	2.8%
Materion Corp.	2.8%
Camtek Ltd.	2.7%
REV Group, Inc.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective February 28, 2025, the Fund's expense limitation changed from 0.99% to 0.95% for all share classes of the Fund.

Material Fund Change Expenses [Text Block]		Effective February 28, 2025, the Fund's expense limitation changed from 0.99% to 0.95% for all share classes of the Fund.
Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000103444
Shareholder Report [Line Items]
Fund Name		abrdn U.S. Sustainable Leaders Fund
Class Name		Class A
Trading Symbol		GXXAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn U.S. Sustainable Leaders Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$123	1.19%

Expenses Paid, Amount		$ 123
Expense Ratio, Percent		1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Russell 3000 Index (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period. It's important to note that investors cannot invest directly in an index.

What contributed to performance?

The Fund’s exposure to the financial sector contributed to performance. Within this sector, our overweight to LPL Financial was especially positive due to good growth in assets under administration and potential benefits from higher interest-rate expectations post the U.S. presidential election. However, the stock gave back some of these gains later in the period after new asset growth was slightly below expectations. American Express also added to returns as its results increased investor confidence in the continuation of revenue growth, particularly with new card launches driving future card-fee growth, and ongoing low credit losses. Elsewhere, Marvell Technology’s shares, while volatile, were favorable, with the main positive driver being the company’s contract to sell significant amounts of custom artificial intelligence chips to Amazon.

What detracted from performance?

The Fund's exposure to the information technology sector was a main detractor from performance. At the stock level, our overweight to Tetra Tech was negative as investors feared that the federal government’s cost-cutting initiatives and the downsizing of the United States Agency for International Development (USAID) would affect the company’s revenue growth. UnitedHealth Group’s shares also underperformed. The company missed its first-quarter earnings and lowered guidance in April. Subsequently, UnitedHealth ousted its CEO and pulled in the previously announced 2025 guidance in May amid a worsening medical-cost trend. However, we believe that much of the effect on profitability could potentially be recovered through better pricing in 2026. Integer Holdings was also unfavorable, as later in the period, the company gave lower-than-expected growth guidance for the coming year, due to product terminations at some of its medical equipment customers.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with sales load	Russell 3000 Index
10/15	$9,428	$10,000
11/15	$9,578	$10,055
12/15	$9,234	$9,849
01/16	$8,813	$9,293
02/16	$8,734	$9,290
03/16	$9,409	$9,944
04/16	$9,513	$10,006
05/16	$9,616	$10,185
06/16	$9,560	$10,206
07/16	$9,831	$10,611
08/16	$10,029	$10,638
09/16	$9,934	$10,655
10/16	$9,640	$10,424
11/16	$10,101	$10,891
12/16	$10,227	$11,103
01/17	$10,459	$11,312
02/17	$10,737	$11,733
03/17	$10,826	$11,741
04/17	$10,880	$11,865
05/17	$11,104	$11,987
06/17	$11,193	$12,095
07/17	$11,318	$12,323
08/17	$11,247	$12,347
09/17	$11,515	$12,648
10/17	$11,676	$12,924
11/17	$12,151	$13,316
12/17	$12,331	$13,450
01/18	$13,136	$14,158
02/18	$12,560	$13,637
03/18	$12,302	$13,363
04/18	$12,480	$13,414
05/18	$12,600	$13,792
06/18	$12,749	$13,883
07/18	$13,176	$14,343
08/18	$13,434	$14,847
09/18	$13,464	$14,871
10/18	$12,451	$13,776
11/18	$12,808	$14,052
12/18	$11,510	$12,745
01/19	$12,573	$13,838
02/19	$13,059	$14,325
03/19	$13,331	$14,534
04/19	$13,817	$15,115
05/19	$13,240	$14,137
06/19	$13,953	$15,130
07/19	$14,360	$15,354
08/19	$14,360	$15,041
09/19	$14,371	$15,305
10/19	$14,642	$15,635
11/19	$15,332	$16,229
12/19	$15,720	$16,698
01/20	$15,982	$16,680
02/20	$14,834	$15,314
03/20	$13,137	$13,208
04/20	$14,796	$14,957
05/20	$15,969	$15,757
06/20	$16,069	$16,117
07/20	$17,055	$17,033
08/20	$18,265	$18,266
09/20	$17,579	$17,601
10/20	$17,204	$17,222
11/20	$18,963	$19,317
12/20	$19,741	$20,186
01/21	$19,362	$20,096
02/21	$19,474	$20,724
03/21	$20,260	$21,467
04/21	$21,482	$22,573
05/21	$21,299	$22,676
06/21	$21,805	$23,236
07/21	$22,801	$23,628
08/21	$23,546	$24,302
09/21	$22,661	$23,212
10/21	$24,318	$24,782
11/21	$23,953	$24,404
12/21	$24,625	$25,365
01/22	$21,993	$23,873
02/22	$21,410	$23,272
03/22	$21,711	$24,027
04/22	$19,850	$21,870
05/22	$19,700	$21,841
06/22	$17,970	$20,014
07/22	$19,756	$21,891
08/22	$18,553	$21,074
09/22	$16,542	$19,120
10/22	$17,632	$20,688
11/22	$18,835	$21,768
12/22	$18,048	$20,493
01/23	$19,275	$21,905
02/23	$18,784	$21,393
03/23	$18,633	$21,965
04/23	$18,897	$22,199
05/23	$18,614	$22,285
06/23	$19,917	$23,807
07/23	$20,237	$24,661
08/23	$19,822	$24,185
09/23	$18,822	$23,033
10/23	$18,161	$22,422
11/23	$19,784	$24,513
12/23	$20,731	$25,813
01/24	$21,317	$26,099
02/24	$22,508	$27,512
03/24	$22,829	$28,399
04/24	$21,619	$27,150
05/24	$22,035	$28,432
06/24	$22,149	$29,313
07/24	$21,997	$29,857
08/24	$22,375	$30,507
09/24	$22,602	$31,138
10/24	$22,338	$30,910
11/24	$23,509	$32,966
12/24	$22,772	$31,958
01/25	$23,282	$32,967
02/25	$22,432	$32,336
03/25	$21,185	$30,449
04/25	$21,336	$30,245
05/25	$22,300	$32,162
06/25	$22,829	$33,796
07/25	$23,245	$34,540
08/25	$23,320	$35,340
09/25	$23,642	$36,559
10/25	$23,849	$37,343

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A without sales load	6.77%	6.75%	9.73%
Class A with sales load - 5.75%	0.64%	5.50%	9.08%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

AssetsNet		$ 331,890,329
Holdings Count | Holding		40
Advisory Fees Paid, Amount		$ 2,184,706
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of October 31, 2025

Total Net Assets	$331,890,329
Total Number of Portfolio Holdings	40
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$2,184,706

Holdings [Text Block]

Sector Allocation (% of total net assets)

Information Technology	37.8%
Health Care	14.8%
Industrials	14.2%
Financials	12.9%
Consumer Discretionary	4.9%
Communication Services	4.3%
Consumer Staples	3.1%
Energy	2.2%
Utilities	2.2%
Materials	1.7%
Other	1.9%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Microsoft Corp.	10.3%
NVIDIA Corp.	8.7%
Alphabet, Inc., Class C	4.3%
Mastercard, Inc., Class A	3.6%
American Express Co.	3.3%
Cadence Design Systems, Inc.	3.2%
Procter & Gamble Co.	3.1%
Marvell Technology, Inc.	3.0%
TJX Cos., Inc.	3.0%
Hubbell, Inc.	2.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000103447
Shareholder Report [Line Items]
Fund Name		abrdn U.S. Sustainable Leaders Fund
Class Name		Institutional Class
Trading Symbol		GGLIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn U.S. Sustainable Leaders Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$93	0.90%

Expenses Paid, Amount		$ 93
Expense Ratio, Percent		0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Russell 3000 Index (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period. It's important to note that investors cannot invest directly in an index.

What contributed to performance?

The Fund’s exposure to the financial sector contributed to performance. Within this sector, our overweight to LPL Financial was especially positive due to good growth in assets under administration and potential benefits from higher interest-rate expectations post the U.S. presidential election. However, the stock gave back some of these gains later in the period after new asset growth was slightly below expectations. American Express also added to returns as its results increased investor confidence in the continuation of revenue growth, particularly with new card launches driving future card-fee growth, and ongoing low credit losses. Elsewhere, Marvell Technology’s shares, while volatile, were favorable, with the main positive driver being the company’s contract to sell significant amounts of custom artificial intelligence chips to Amazon.

What detracted from performance?

The Fund's exposure to the information technology sector was a main detractor from performance. At the stock level, our overweight to Tetra Tech was negative as investors feared that the federal government’s cost-cutting initiatives and the downsizing of the United States Agency for International Development (USAID) would affect the company’s revenue growth. UnitedHealth Group’s shares also underperformed. The company missed its first-quarter earnings and lowered guidance in April. Subsequently, UnitedHealth ousted its CEO and pulled in the previously announced 2025 guidance in May amid a worsening medical-cost trend. However, we believe that much of the effect on profitability could potentially be recovered through better pricing in 2026. Integer Holdings was also unfavorable, as later in the period, the company gave lower-than-expected growth guidance for the coming year, due to product terminations at some of its medical equipment customers.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000 Index
10/15	$1,000,000	$1,000,000
11/15	$1,016,794	$1,005,544
12/15	$980,410	$984,904
01/16	$936,175	$929,331
02/16	$928,132	$929,032
03/16	$999,712	$994,441
04/16	$1,010,972	$1,000,604
05/16	$1,022,232	$1,018,505
06/16	$1,016,602	$1,020,600
07/16	$1,045,556	$1,061,104
08/16	$1,067,271	$1,063,811
09/16	$1,057,620	$1,065,483
10/16	$1,026,253	$1,042,431
11/16	$1,075,314	$1,089,082
12/16	$1,088,577	$1,110,333
01/17	$1,114,732	$1,131,232
02/17	$1,143,592	$1,173,304
03/17	$1,153,513	$1,174,102
04/17	$1,160,728	$1,186,547
05/17	$1,184,177	$1,198,690
06/17	$1,194,098	$1,209,508
07/17	$1,207,626	$1,232,313
08/17	$1,200,411	$1,234,688
09/17	$1,229,272	$1,264,799
10/17	$1,246,407	$1,292,400
11/17	$1,297,815	$1,331,643
12/17	$1,317,626	$1,344,953
01/18	$1,403,406	$1,415,846
02/18	$1,342,562	$1,363,659
03/18	$1,314,633	$1,336,285
04/18	$1,333,585	$1,341,363
05/18	$1,347,549	$1,379,230
06/18	$1,363,508	$1,388,250
07/18	$1,410,388	$1,434,321
08/18	$1,438,317	$1,484,691
09/18	$1,441,309	$1,487,149
10/18	$1,333,585	$1,377,646
11/18	$1,372,485	$1,405,238
12/18	$1,233,638	$1,274,453
01/19	$1,347,634	$1,383,845
02/19	$1,399,553	$1,432,513
03/19	$1,428,898	$1,453,431
04/19	$1,481,946	$1,511,469
05/19	$1,419,869	$1,413,659
06/19	$1,497,747	$1,512,950
07/19	$1,540,637	$1,535,440
08/19	$1,540,637	$1,504,139
09/19	$1,542,894	$1,530,538
10/19	$1,572,240	$1,563,486
11/19	$1,646,732	$1,622,917
12/19	$1,688,798	$1,669,777
01/20	$1,717,295	$1,667,953
02/20	$1,594,631	$1,531,392
03/20	$1,412,494	$1,320,798
04/20	$1,592,153	$1,495,725
05/20	$1,718,534	$1,575,714
06/20	$1,729,686	$1,611,738
07/20	$1,835,003	$1,703,258
08/20	$1,966,340	$1,826,649
09/20	$1,893,238	$1,760,139
10/20	$1,853,589	$1,722,150
11/20	$2,043,160	$1,931,655
12/20	$2,126,517	$2,018,556
01/21	$2,086,472	$2,009,578
02/21	$2,098,900	$2,072,392
03/21	$2,184,513	$2,146,672
04/21	$2,317,075	$2,257,331
05/21	$2,297,743	$2,267,636
06/21	$2,352,977	$2,323,553
07/21	$2,462,064	$2,362,846
08/21	$2,542,154	$2,430,229
09/21	$2,446,875	$2,321,190
10/21	$2,627,767	$2,478,159
11/21	$2,587,722	$2,440,439
12/21	$2,660,442	$2,536,540
01/22	$2,378,790	$2,387,300
02/22	$2,314,208	$2,327,165
03/22	$2,348,293	$2,402,650
04/22	$2,145,575	$2,187,030
05/22	$2,131,224	$2,184,098
06/22	$1,944,652	$2,001,379
07/22	$2,138,400	$2,189,145
08/22	$2,007,441	$2,107,447
09/22	$1,792,165	$1,912,026
10/22	$1,910,567	$2,068,823
11/22	$2,039,732	$2,176,808
12/22	$1,955,607	$2,049,348
01/23	$2,090,662	$2,190,493
02/23	$2,036,640	$2,139,295
03/23	$2,022,234	$2,196,498
04/23	$2,049,245	$2,219,900
05/23	$2,020,433	$2,228,537
06/23	$2,160,891	$2,380,714
07/23	$2,196,906	$2,466,055
08/23	$2,151,888	$2,418,451
09/23	$2,043,843	$2,303,250
10/23	$1,973,614	$2,242,193
11/23	$2,150,087	$2,451,274
12/23	$2,253,651	$2,581,294
01/24	$2,316,855	$2,609,902
02/24	$2,446,873	$2,751,177
03/24	$2,482,989	$2,839,923
04/24	$2,351,165	$2,714,962
05/24	$2,398,116	$2,843,236
06/24	$2,410,757	$2,931,255
07/24	$2,396,310	$2,985,744
08/24	$2,436,038	$3,050,740
09/24	$2,461,320	$3,113,847
10/24	$2,434,232	$3,090,980
11/24	$2,562,445	$3,296,605
12/24	$2,482,989	$3,195,843
01/25	$2,538,969	$3,296,730
02/25	$2,446,873	$3,233,552
03/25	$2,311,437	$3,044,937
04/25	$2,329,495	$3,024,509
05/25	$2,432,427	$3,216,220
06/25	$2,492,018	$3,379,614
07/25	$2,538,969	$3,454,041
08/25	$2,546,193	$3,533,974
09/25	$2,582,309	$3,655,937
10/25	$2,607,590	$3,734,291

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	7.12%	7.06%	10.06%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

AssetsNet		$ 331,890,329
Holdings Count | Holding		40
Advisory Fees Paid, Amount		$ 2,184,706
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of October 31, 2025

Total Net Assets	$331,890,329
Total Number of Portfolio Holdings	40
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$2,184,706

Holdings [Text Block]

Sector Allocation (% of total net assets)

Information Technology	37.8%
Health Care	14.8%
Industrials	14.2%
Financials	12.9%
Consumer Discretionary	4.9%
Communication Services	4.3%
Consumer Staples	3.1%
Energy	2.2%
Utilities	2.2%
Materials	1.7%
Other	1.9%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Microsoft Corp.	10.3%
NVIDIA Corp.	8.7%
Alphabet, Inc., Class C	4.3%
Mastercard, Inc., Class A	3.6%
American Express Co.	3.3%
Cadence Design Systems, Inc.	3.2%
Procter & Gamble Co.	3.1%
Marvell Technology, Inc.	3.0%
TJX Cos., Inc.	3.0%
Hubbell, Inc.	2.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000103448
Shareholder Report [Line Items]
Fund Name		abrdn U.S. Sustainable Leaders Fund
Class Name		Institutional Service Class
Trading Symbol		GXXIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn U.S. Sustainable Leaders Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Service	$99	0.96%

Expenses Paid, Amount		$ 99
Expense Ratio, Percent		0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Russell 3000 Index (the “Index”) to show how the Fund’s performance measures against the returns of similar investments for the reporting period. It's important to note that investors cannot invest directly in an index.

What contributed to performance?

The Fund’s exposure to the financial sector contributed to performance. Within this sector, our overweight to LPL Financial was especially positive due to good growth in assets under administration and potential benefits from higher interest-rate expectations post the U.S. presidential election. However, the stock gave back some of these gains later in the period after new asset growth was slightly below expectations. American Express also added to returns as its results increased investor confidence in the continuation of revenue growth, particularly with new card launches driving future card-fee growth, and ongoing low credit losses. Elsewhere, Marvell Technology’s shares, while volatile, were favorable, with the main positive driver being the company’s contract to sell significant amounts of custom artificial intelligence chips to Amazon.

What detracted from performance?

The Fund's exposure to the information technology sector was a main detractor from performance. At the stock level, our overweight to Tetra Tech was negative as investors feared that the federal government’s cost-cutting initiatives and the downsizing of the United States Agency for International Development (USAID) would affect the company’s revenue growth. UnitedHealth Group’s shares also underperformed. The company missed its first-quarter earnings and lowered guidance in April. Subsequently, UnitedHealth ousted its CEO and pulled in the previously announced 2025 guidance in May amid a worsening medical-cost trend. However, we believe that much of the effect on profitability could potentially be recovered through better pricing in 2026. Integer Holdings was also unfavorable, as later in the period, the company gave lower-than-expected growth guidance for the coming year, due to product terminations at some of its medical equipment customers.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Institutional Service Class	Russell 3000 Index
10/15	$1,000,000	$1,000,000
11/15	$1,016,807	$1,005,544
12/15	$980,152	$984,904
01/16	$935,892	$929,331
02/16	$927,845	$929,032
03/16	$999,465	$994,441
04/16	$1,010,731	$1,000,604
05/16	$1,021,997	$1,018,505
06/16	$1,016,364	$1,020,600
07/16	$1,044,530	$1,061,104
08/16	$1,066,257	$1,063,811
09/16	$1,055,796	$1,065,483
10/16	$1,025,216	$1,042,431
11/16	$1,074,304	$1,089,082
12/16	$1,086,929	$1,110,333
01/17	$1,113,087	$1,131,232
02/17	$1,141,952	$1,173,304
03/17	$1,151,874	$1,174,102
04/17	$1,158,188	$1,186,547
05/17	$1,182,543	$1,198,690
06/17	$1,191,563	$1,209,508
07/17	$1,205,093	$1,232,313
08/17	$1,197,877	$1,234,688
09/17	$1,226,741	$1,264,799
10/17	$1,243,880	$1,292,400
11/17	$1,295,295	$1,331,643
12/17	$1,314,725	$1,344,953
01/18	$1,400,511	$1,415,846
02/18	$1,339,663	$1,363,659
03/18	$1,311,732	$1,336,285
04/18	$1,330,685	$1,341,363
05/18	$1,343,653	$1,379,230
06/18	$1,359,613	$1,388,250
07/18	$1,406,496	$1,434,321
08/18	$1,434,427	$1,484,691
09/18	$1,437,419	$1,487,149
10/18	$1,329,687	$1,377,646
11/18	$1,368,591	$1,405,238
12/18	$1,229,350	$1,274,453
01/19	$1,343,367	$1,383,845
02/19	$1,395,296	$1,432,513
03/19	$1,424,646	$1,453,431
04/19	$1,477,704	$1,511,469
05/19	$1,415,615	$1,413,659
06/19	$1,492,379	$1,512,950
07/19	$1,535,277	$1,535,440
08/19	$1,535,277	$1,504,139
09/19	$1,537,534	$1,530,538
10/19	$1,566,885	$1,563,486
11/19	$1,640,263	$1,622,917
12/19	$1,683,261	$1,669,777
01/20	$1,710,530	$1,667,953
02/20	$1,587,818	$1,531,392
03/20	$1,406,849	$1,320,798
04/20	$1,585,339	$1,495,725
05/20	$1,711,769	$1,575,714
06/20	$1,722,925	$1,611,738
07/20	$1,828,284	$1,703,258
08/20	$1,958,433	$1,826,649
09/20	$1,885,301	$1,760,139
10/20	$1,845,637	$1,722,150
11/20	$2,034,043	$1,931,655
12/20	$2,117,451	$2,018,556
01/21	$2,077,369	$2,009,578
02/21	$2,089,808	$2,072,392
03/21	$2,175,501	$2,146,672
04/21	$2,306,805	$2,257,331
05/21	$2,287,455	$2,267,636
06/21	$2,341,359	$2,323,553
07/21	$2,450,549	$2,362,846
08/21	$2,529,331	$2,430,229
09/21	$2,435,345	$2,321,190
10/21	$2,613,642	$2,478,159
11/21	$2,574,942	$2,440,439
12/21	$2,647,799	$2,536,540
01/22	$2,365,391	$2,387,300
02/22	$2,302,434	$2,327,165
03/22	$2,336,610	$2,402,650
04/22	$2,135,147	$2,187,030
05/22	$2,120,757	$2,184,098
06/22	$1,933,684	$2,001,379
07/22	$2,127,952	$2,189,145
08/22	$1,996,642	$2,107,447
09/22	$1,782,587	$1,912,026
10/22	$1,899,508	$2,068,823
11/22	$2,029,020	$2,176,808
12/22	$1,944,668	$2,049,348
01/23	$2,078,285	$2,190,493
02/23	$2,025,921	$2,139,295
03/23	$2,009,671	$2,196,498
04/23	$2,036,755	$2,219,900
05/23	$2,007,865	$2,228,537
06/23	$2,148,705	$2,380,714
07/23	$2,183,012	$2,466,055
08/23	$2,139,676	$2,418,451
09/23	$2,031,338	$2,303,250
10/23	$1,960,919	$2,242,193
11/23	$2,137,871	$2,451,274
12/23	$2,239,942	$2,581,294
01/24	$2,301,509	$2,609,902
02/24	$2,431,886	$2,751,177
03/24	$2,468,101	$2,839,923
04/24	$2,335,914	$2,714,962
05/24	$2,382,994	$2,843,236
06/24	$2,395,670	$2,931,255
07/24	$2,379,373	$2,985,744
08/24	$2,419,210	$3,050,740
09/24	$2,444,561	$3,113,847
10/24	$2,417,399	$3,090,980
11/24	$2,545,965	$3,296,605
12/24	$2,466,291	$3,195,843
01/25	$2,520,614	$3,296,730
02/25	$2,430,075	$3,233,552
03/25	$2,296,077	$3,044,937
04/25	$2,312,374	$3,024,509
05/25	$2,415,589	$3,216,220
06/25	$2,473,534	$3,379,614
07/25	$2,520,614	$3,454,041
08/25	$2,527,857	$3,533,974
09/25	$2,564,073	$3,655,937
10/25	$2,587,613	$3,734,291

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Service Class	7.04%	6.99%	9.97%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

AssetsNet		$ 331,890,329
Holdings Count | Holding		40
Advisory Fees Paid, Amount		$ 2,184,706
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of October 31, 2025

Total Net Assets	$331,890,329
Total Number of Portfolio Holdings	40
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$2,184,706

Holdings [Text Block]

Sector Allocation (% of total net assets)

Information Technology	37.8%
Health Care	14.8%
Industrials	14.2%
Financials	12.9%
Consumer Discretionary	4.9%
Communication Services	4.3%
Consumer Staples	3.1%
Energy	2.2%
Utilities	2.2%
Materials	1.7%
Other	1.9%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Microsoft Corp.	10.3%
NVIDIA Corp.	8.7%
Alphabet, Inc., Class C	4.3%
Mastercard, Inc., Class A	3.6%
American Express Co.	3.3%
Cadence Design Systems, Inc.	3.2%
Procter & Gamble Co.	3.1%
Marvell Technology, Inc.	3.0%
TJX Cos., Inc.	3.0%
Hubbell, Inc.	2.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000123602
Shareholder Report [Line Items]
Fund Name		abrdn Ultra Short Municipal Income Active ETF
Trading Symbol		AMUN
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Ultra Short Municipal Income Active ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 844-383-7289.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		844-383-7289
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
abrdn Ultra Short Municipal Income Active ETF	$49	0.49%

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Custom abrdn Ultra Short Municipal Income Active ETF Index (the "Index"), as described in the Fund Performance section, to show how the Fund’s performance measures against the returns of similar investments for the reporting period. It's important to note that investors cannot invest directly in an index.

What contributed to performance?

The Fund’s exposure to local general obligation bonds, including those of the City of Elmira in New York, contributed to performance due to relative rating stability. Meanwhile, dedicated tax and public power bonds were also favorable. Within individual holdings, SE Energy Authority’s bonds added to returns. In terms of ratings, AAA and A rated bonds benefited the Fund.

What detracted from performance?

The Fund’s holdings in the other revenue sector detracted from performance. Within this sector, bonds of Nevada Department of Business and Industry were unfavorable as cost overruns on the project put pressure on these bonds. Industry and Classical Charter Schools in New York also detracted. Meanwhile, industrial development and pollution control revenue bonds weighed on returns too. Among these positions, revenue bonds of Port Beaumont Texas Navigation District Dock and Wharf Facility dragged on performance, although we expect these bonds to benefit from the project that has become fully operational. Elsewhere, tobacco settlement bonds were unfavorable. In terms of ratings, non-rated and BBB rated bonds particularly weighed on performance.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	abrdn Ultra Short Municipal Income Active ETF (NAV)	Bloomberg Municipal Bond Index	Custom abrdn Ultra Short Municipal Income Active ETF Index
10/15	$10,000	$10,000	$10,000
11/15	$10,009	$10,040	$10,040
12/15	$10,037	$10,110	$10,110
01/16	$10,134	$10,231	$10,231
02/16	$10,153	$10,247	$10,247
03/16	$10,160	$10,279	$10,279
04/16	$10,208	$10,355	$10,355
05/16	$10,216	$10,383	$10,383
06/16	$10,323	$10,548	$10,548
07/16	$10,329	$10,555	$10,555
08/16	$10,335	$10,569	$10,569
09/16	$10,301	$10,516	$10,516
10/16	$10,247	$10,406	$10,406
11/16	$9,970	$10,018	$10,018
12/16	$10,038	$10,135	$10,135
01/17	$10,075	$10,202	$10,202
02/17	$10,123	$10,273	$10,273
03/17	$10,139	$10,295	$10,295
04/17	$10,207	$10,370	$10,370
05/17	$10,305	$10,535	$10,535
06/17	$10,281	$10,497	$10,497
07/17	$10,328	$10,582	$10,582
08/17	$10,386	$10,662	$10,662
09/17	$10,351	$10,608	$10,628
10/17	$10,347	$10,634	$10,638
11/17	$10,302	$10,577	$10,570
12/17	$10,371	$10,688	$10,655
01/18	$10,282	$10,562	$10,564
02/18	$10,246	$10,530	$10,528
03/18	$10,273	$10,569	$10,552
04/18	$10,259	$10,531	$10,517
05/18	$10,339	$10,652	$10,625
06/18	$10,357	$10,661	$10,641
07/18	$10,374	$10,687	$10,674
08/18	$10,391	$10,714	$10,688
09/18	$10,355	$10,645	$10,630
10/18	$10,307	$10,579	$10,571
11/18	$10,379	$10,697	$10,684
12/18	$10,442	$10,825	$10,800
01/19	$10,503	$10,906	$10,890
02/19	$10,554	$10,965	$10,948
03/19	$10,680	$11,138	$11,086
04/19	$10,720	$11,180	$11,119
05/19	$10,847	$11,334	$11,270
06/19	$10,908	$11,376	$11,317
07/19	$10,969	$11,468	$11,407
08/19	$11,139	$11,649	$11,551
09/19	$11,070	$11,555	$11,467
10/19	$11,062	$11,576	$11,485
11/19	$11,088	$11,605	$11,506
12/19	$11,118	$11,640	$11,544
01/20	$11,290	$11,849	$11,727
02/20	$11,418	$12,002	$11,850
03/20	$10,849	$11,567	$11,471
04/20	$10,663	$11,422	$11,353
05/20	$10,927	$11,785	$11,687
06/20	$11,057	$11,882	$11,771
07/20	$11,219	$12,082	$11,937
08/20	$11,198	$12,025	$11,906
09/20	$11,191	$12,028	$11,903
10/20	$11,184	$11,992	$11,882
11/20	$11,349	$12,173	$12,026
12/20	$11,429	$12,247	$12,095
01/21	$11,535	$12,325	$12,161
02/21	$11,400	$12,129	$11,995
03/21	$11,459	$12,204	$12,053
04/21	$11,554	$12,306	$12,144
05/21	$11,613	$12,343	$12,179
06/21	$11,673	$12,377	$12,204
07/21	$11,769	$12,480	$12,287
08/21	$11,747	$12,434	$12,256
09/21	$11,642	$12,344	$12,176
10/21	$11,619	$12,308	$12,159
11/21	$11,703	$12,413	$12,232
12/21	$11,716	$12,433	$12,243
01/22	$11,433	$12,093	$11,945
02/22	$11,364	$12,049	$11,891
03/22	$11,067	$11,659	$11,584
04/22	$10,795	$11,336	$11,319
05/22	$10,870	$11,505	$11,480
06/22	$10,717	$11,316	$11,340
07/22	$10,935	$11,615	$11,599
08/22	$10,757	$11,361	$11,368
09/22	$10,411	$10,924	$11,018
10/22	$10,343	$10,834	$10,967
11/22	$10,699	$11,340	$11,404
12/22	$10,715	$11,373	$11,418
01/23	$10,951	$11,700	$11,701
02/23	$10,772	$11,435	$11,464
03/23	$10,912	$11,689	$11,691
04/23	$10,917	$11,662	$11,669
05/23	$10,847	$11,561	$11,577
06/23	$10,940	$11,677	$11,664
07/23	$10,960	$11,723	$11,694
08/23	$10,831	$11,554	$11,589
09/23	$10,576	$11,216	$11,322
10/23	$10,422	$11,120	$11,229
11/23	$11,022	$11,826	$11,815
12/23	$11,297	$12,101	$12,064
01/24	$11,306	$12,039	$12,037
02/24	$11,341	$12,055	$12,046
03/24	$11,378	$12,054	$12,035
04/24	$11,262	$11,905	$11,917
05/24	$11,286	$11,870	$11,872
06/24	$11,505	$12,052	$12,037
07/24	$11,582	$12,162	$12,139
08/24	$11,711	$12,258	$12,241
09/24	$11,789	$12,379	$12,353
10/24	$11,670	$12,198	$12,196
11/24	$11,839	$12,409	$12,361
12/24	$11,695	$12,228	$12,238
01/25	$11,734	$12,290	$12,289
02/25	$11,866	$12,411	$12,410
03/25	$11,667	$12,201	$12,224
04/25	$11,562	$12,103	$12,167
05/25	$11,510	$12,111	$12,180
06/25	$11,591	$12,186	$12,280
07/25	$11,458	$12,161	$12,282
08/25	$11,540	$12,267	$12,390
09/25	$11,881	$12,551	$12,625
10/25	$11,844	$12,707	$12,726

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
abrdn Ultra Short Municipal Income Active ETF (NAV)	1.33%	1.12%	1.69%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Custom abrdn Ultra Short Municipal Income Active ETF IndexFootnote Reference1	4.34%	1.38%	2.44%

No Deduction of Taxes [Text Block]

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

Material Change Date	Nov. 01, 2024
AssetsNet		$ 29,755,384
Holdings Count | Holding		40
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		117.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of October 31, 2025

Total Net Assets	$29,755,384
Total Number of Portfolio Holdings	40
Portfolio Turnover Rate	117%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Credit Quality Allocation (% of total net assets)

AAA	2.0%
AA	30.8%
A	35.7%
BBB	21.6%
BB	1.2%
B	0.0%
Below B	0.0%
N/R	8.7%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Credit Quality Explanation [Text Block]		Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.
Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Mississippi Business Finance Corp., 4.350%, due 11/01/32	5.8%
State of Ohio, 3.500%, due 01/15/51	4.7%
King County Public Hospital District No. 4, 6.250%, due 12/01/45	4.4%
Metropolitan Transportation Authority, 5.000%, due 11/15/25	4.3%
PEFA, Inc., 5.000%, due 09/01/49	4.3%
Tennessee Energy Acquisition Corp., 5.625%, due 09/01/26	4.1%
Bartow County Development Authority, 4.000%, due 11/01/62	4.0%
Walker County Economic & Industrial Development Authority, 4.000%, due 08/01/63	4.0%
Port of Port Arthur Navigation District, 3.600%, due 11/01/40	4.0%
Connecticut State Health & Educational Facilities Authority, 5.000%, due 07/01/27	3.8%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 844-383-7289.

abrdn Ultra Short Municipal Income Active ETF acquired all the assets and liabilities of abrdn Intermediate Municipal Income Fund (the "Predecessor Fund") pursuant to an Agreement and Plan of Reorganization and Liquidation as of the close of business on October 17, 2025 (the “Conversion”). Prior to October 17, 2025, the financial statements of abrdn Ultra Short Municipal Income Active ETF reflect the historical results of the Predecessor Fund. All information and references to periods prior to the close of business on October 17, 2025, refer to the Predecessor Fund. Following the Conversion, the Predecessor Fund’s performance and financial history were adopted by abrdn Ultra Short Municipal Income Active ETF.

In connection with the Conversion, the management fee changed to 0.30% from 0.425% on assets up to $250 million, 0.375% on assets of $250 million up to $1 billion and 0.355% on assets of $1 billion and more and the expense limitation changed to 0.25% from 0.50%. abrdn Ultra Short Municipal Income Active ETF maintains an investment portfolio with a weighted average effective duration of two years or less, while abrdn Intermediate Municipal Income Fund maintained an investment portfolio with a weighted average effective duration of 4-7 years.

Material Fund Change Strategies [Text Block]

abrdn Ultra Short Municipal Income Active ETF acquired all the assets and liabilities of abrdn Intermediate Municipal Income Fund (the "Predecessor Fund") pursuant to an Agreement and Plan of Reorganization and Liquidation as of the close of business on October 17, 2025 (the “Conversion”). Prior to October 17, 2025, the financial statements of abrdn Ultra Short Municipal Income Active ETF reflect the historical results of the Predecessor Fund. All information and references to periods prior to the close of business on October 17, 2025, refer to the Predecessor Fund. Following the Conversion, the Predecessor Fund’s performance and financial history were adopted by abrdn Ultra Short Municipal Income Active ETF.

In connection with the Conversion, the management fee changed to 0.30% from 0.425% on assets up to $250 million, 0.375% on assets of $250 million up to $1 billion and 0.355% on assets of $1 billion and more and the expense limitation changed to 0.25% from 0.50%. abrdn Ultra Short Municipal Income Active ETF maintains an investment portfolio with a weighted average effective duration of two years or less, while abrdn Intermediate Municipal Income Fund maintained an investment portfolio with a weighted average effective duration of 4-7 years.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 844-383-7289.

Updated Prospectus Phone Number		844-383-7289
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000199221
Shareholder Report [Line Items]
Fund Name		abrdn Ultra Short Municipal Income Fund
Class Name		Class A
Trading Symbol		ATOAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Ultra Short Municipal Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$71	0.70%

Expenses Paid, Amount		$ 71
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Bloomberg Municipal Bond 1 Year (1-2) Index to show how the Fund’s performance measures against the returns of similar investments for the reporting period. It's important to note that investors cannot invest directly in an index.

What contributed to performance?

The Fund’s exposure to industrial development and pollution control revenue bonds was positive. Within this sector, Maryland Industrial Development Financing Authority’s bonds were a key contributor to performance. Other revenue bonds were also favorable. Within individual holdings, California Statewide Communities Development Authority’s revenue bonds benefited the Fund. In terms of ratings, our holdings in all ratings classes added to returns, while BBB and AA rated bonds were main contributors.

What detracted from performance?

The Fund’s holdings in multi-family and airport bonds slightly detracted from performance. Within individual holdings, the solid waste disposal revenue bonds of West Jefferson Industrial Development Board in Alabama were unfavorable. Given the stable nature of these variable-rate demand notes, they did not see capital appreciation during periods of strong market performance.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Total Return Based on $10,000 Investment

The following graph reflects a hypothetical $10,000 investment for the most recently completed 10 fiscal years as compared to a broad-based securities market index and an additional performance benchmark.

	Class A	Bloomberg Municipal Bond Index	Bloomberg Municipal Bond: 1 Year (1-2) Index
10/15	$10,000	$10,000	$10,000
11/15	$10,003	$10,040	$9,988
12/15	$10,004	$10,110	$9,986
01/16	$10,005	$10,231	$10,017
02/16	$10,007	$10,247	$10,032
03/16	$10,000	$10,279	$10,018
04/16	$10,014	$10,355	$10,029
05/16	$10,019	$10,383	$10,034
06/16	$10,022	$10,548	$10,052
07/16	$10,026	$10,555	$10,069
08/16	$10,030	$10,569	$10,054
09/16	$10,024	$10,516	$10,033
10/16	$10,029	$10,406	$10,040
11/16	$10,033	$10,018	$9,996
12/16	$10,037	$10,135	$10,016
01/17	$10,041	$10,202	$10,052
02/17	$10,046	$10,273	$10,085
03/17	$10,051	$10,295	$10,085
04/17	$10,057	$10,370	$10,101
05/17	$10,063	$10,535	$10,120
06/17	$10,069	$10,497	$10,112
07/17	$10,085	$10,582	$10,136
08/17	$10,090	$10,662	$10,159
09/17	$10,095	$10,608	$10,147
10/17	$10,091	$10,634	$10,148
11/17	$10,097	$10,577	$10,102
12/17	$10,105	$10,688	$10,108
01/18	$10,114	$10,562	$10,137
02/18	$10,121	$10,530	$10,154
03/18	$10,130	$10,569	$10,146
04/18	$10,141	$10,531	$10,137
05/18	$10,152	$10,652	$10,171
06/18	$10,171	$10,661	$10,206
07/18	$10,179	$10,687	$10,228
08/18	$10,179	$10,714	$10,224
09/18	$10,190	$10,645	$10,204
10/18	$10,201	$10,579	$10,213
11/18	$10,213	$10,697	$10,246
12/18	$10,225	$10,825	$10,284
01/19	$10,246	$10,906	$10,316
02/19	$10,257	$10,000	$10,000
03/19	$10,268	$10,158	$10,027
04/19	$10,281	$10,196	$10,035
05/19	$10,292	$10,337	$10,072
06/19	$10,303	$10,375	$10,103
07/19	$10,312	$10,459	$10,137
08/19	$10,321	$10,624	$10,151
09/19	$10,331	$10,538	$10,130
10/19	$10,340	$10,557	$10,159
11/19	$10,347	$10,584	$10,176
12/19	$10,354	$10,616	$10,191
01/20	$10,360	$10,807	$10,227
02/20	$10,366	$10,946	$10,248
03/20	$10,376	$10,549	$10,197
04/20	$10,379	$10,417	$10,220
05/20	$10,397	$10,748	$10,321
06/20	$10,402	$10,837	$10,321
07/20	$10,407	$11,019	$10,347
08/20	$10,409	$10,967	$10,349
09/20	$10,410	$10,970	$10,357
10/20	$10,411	$10,937	$10,348
11/20	$10,411	$11,102	$10,361
12/20	$10,422	$11,169	$10,371
01/21	$10,422	$11,241	$10,388
02/21	$10,422	$11,062	$10,384
03/21	$10,422	$11,130	$10,392
04/21	$10,422	$11,224	$10,399
05/21	$10,423	$11,257	$10,403
06/21	$10,423	$11,288	$10,403
07/21	$10,423	$11,382	$10,416
08/21	$10,423	$11,340	$10,413
09/21	$10,413	$11,258	$10,403
10/21	$10,413	$11,225	$10,400
11/21	$10,413	$11,321	$10,403
12/21	$10,413	$11,339	$10,403
01/22	$10,403	$11,028	$10,334
02/22	$10,404	$10,989	$10,320
03/22	$10,394	$10,633	$10,235
04/22	$10,385	$10,339	$10,193
05/22	$10,389	$10,492	$10,271
06/22	$10,394	$10,320	$10,274
07/22	$10,412	$10,593	$10,329
08/22	$10,414	$10,361	$10,248
09/22	$10,426	$9,963	$10,159
10/22	$10,445	$9,880	$10,172
11/22	$10,473	$10,342	$10,290
12/22	$10,499	$10,372	$10,285
01/23	$10,532	$10,670	$10,371
02/23	$10,547	$10,429	$10,283
03/23	$10,586	$10,660	$10,394
04/23	$10,604	$10,636	$10,364
05/23	$10,634	$10,544	$10,352
06/23	$10,665	$10,649	$10,402
07/23	$10,706	$10,691	$10,424
08/23	$10,739	$10,537	$10,435
09/23	$10,761	$10,229	$10,392
10/23	$10,796	$10,142	$10,421
11/23	$10,840	$10,785	$10,572
12/23	$10,875	$11,036	$10,633
01/24	$10,906	$10,980	$10,630
02/24	$10,936	$10,994	$10,646
03/24	$10,969	$10,993	$10,646
04/24	$11,003	$10,857	$10,647
05/24	$11,037	$10,825	$10,673
06/24	$11,070	$10,991	$10,733
07/24	$11,111	$11,092	$10,804
08/24	$11,144	$11,179	$10,874
09/24	$11,176	$11,290	$10,909
10/24	$11,209	$11,125	$10,881
11/24	$11,239	$11,317	$10,924
12/24	$11,270	$11,152	$10,922
01/25	$11,295	$11,208	$10,979
02/25	$11,319	$11,319	$11,025
03/25	$11,348	$11,128	$11,036
04/25	$11,381	$11,038	$11,017
05/25	$11,408	$11,045	$11,070
06/25	$11,433	$11,114	$11,127
07/25	$11,456	$11,091	$11,184
08/25	$11,481	$11,188	$11,229
09/25	$11,507	$11,447	$11,238
10/25	$11,533	$11,589	$11,231

Average Annual Return [Table Text Block]

Average Annual Total Returns for the Period Ended October 31, 2025 (%)

AATR	1 Year	5 Years	10 Years
Class A	2.89%	2.07%	1.44%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Bloomberg Municipal Bond: 1 Year (1-2) Index	3.22%	1.65%	1.50%

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

No Deduction of Taxes [Text Block]

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

Material Change Date	Nov. 01, 2024
AssetsNet		$ 1,163,650,077
Holdings Count | Holding		122
Advisory Fees Paid, Amount		$ 1,627,730
InvestmentCompanyPortfolioTurnover		154.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of October 31, 2025

Total Net Assets	$1,163,650,077
Total Number of Portfolio Holdings	122
Portfolio Turnover Rate	154%
Total Advisory Fees Paid	$1,627,730

Credit Quality Explanation [Text Block]		Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.
Credit Ratings Selection [Text Block]

Credit Quality Allocation (% of total net assets)

AAA	2.5%
AA	29.7%
A	48.3%
BBB	18.8%
N/R	0.7%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Mississippi Business Finance Corp., 4.350%, due 11/01/32	4.8%
Maryland Industrial Development Financing Authority, 5.280%, due 03/01/30	4.3%
Harris County Cultural Education Facilities Finance Corp., 3.700%, due 11/15/46	3.7%
JPMorgan Chase Putters/Drivers Trust, 4.270%, due 03/20/27	2.7%
Pennsylvania Higher Educational Facilities Authority, 4.020%, due 09/01/45	2.3%
State of Ohio, 3.500%, due 10/01/45	2.2%
Health Care Authority for Baptist Health, 4.610%, due 11/01/42	2.2%
Iowa Finance Authority, 3.250%, due 12/01/46	2.2%
Florida Insurance Assistance Interlocal Agency, Inc., 3.960%, due 09/01/32	2.2%
County of Meade, 4.400%, due 08/01/61	2.1%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective October 17, 2025, the Fund's management fee changed from 0.40% on all assets to 0.30% on all assets.

Material Fund Change Expenses [Text Block]		Effective October 17, 2025, the Fund's management fee changed from 0.40% on all assets to 0.30% on all assets.
Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000210496
Shareholder Report [Line Items]
Fund Name		abrdn Ultra Short Municipal Income Fund
Class Name		Class A1
Trading Symbol		ATOBX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Ultra Short Municipal Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A1	$71	0.70%

Expenses Paid, Amount		$ 71
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Bloomberg Municipal Bond 1 Year (1-2) Index to show how the Fund’s performance measures against the returns of similar investments for the reporting period. It's important to note that investors cannot invest directly in an index.

What contributed to performance?

The Fund’s exposure to industrial development and pollution control revenue bonds was positive. Within this sector, Maryland Industrial Development Financing Authority’s bonds were a key contributor to performance. Other revenue bonds were also favorable. Within individual holdings, California Statewide Communities Development Authority’s revenue bonds benefited the Fund. In terms of ratings, our holdings in all ratings classes added to returns, while BBB and AA rated bonds were main contributors.

What detracted from performance?

The Fund’s holdings in multi-family and airport bonds slightly detracted from performance. Within individual holdings, the solid waste disposal revenue bonds of West Jefferson Industrial Development Board in Alabama were unfavorable. Given the stable nature of these variable-rate demand notes, they did not see capital appreciation during periods of strong market performance.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Total Return Based on $10,000 Investment

The following graph reflects a hypothetical $10,000 investment for the most recently completed 10 fiscal years as compared to a broad-based securities market index and an additional performance benchmark.

	Class A1 with sales load	Bloomberg Municipal Bond Index	Bloomberg Municipal Bond: 1 Year (1-2) Index
10/15	$9,951	$10,000	$10,000
11/15	$9,953	$10,040	$9,988
12/15	$9,955	$10,110	$9,986
01/16	$9,956	$10,231	$10,017
02/16	$9,958	$10,247	$10,032
03/16	$9,951	$10,279	$10,018
04/16	$9,965	$10,355	$10,029
05/16	$9,969	$10,383	$10,034
06/16	$9,973	$10,548	$10,052
07/16	$9,977	$10,555	$10,069
08/16	$9,980	$10,569	$10,054
09/16	$9,975	$10,516	$10,033
10/16	$9,980	$10,406	$10,040
11/16	$9,983	$10,018	$9,996
12/16	$9,987	$10,135	$10,016
01/17	$9,991	$10,202	$10,052
02/17	$9,996	$10,273	$10,085
03/17	$10,001	$10,295	$10,085
04/17	$10,008	$10,370	$10,101
05/17	$10,013	$10,535	$10,120
06/17	$10,019	$10,497	$10,112
07/17	$10,035	$10,582	$10,136
08/17	$10,040	$10,662	$10,159
09/17	$10,045	$10,608	$10,147
10/17	$10,041	$10,634	$10,148
11/17	$10,047	$10,577	$10,102
12/17	$10,055	$10,688	$10,108
01/18	$10,064	$10,562	$10,137
02/18	$10,071	$10,530	$10,154
03/18	$10,080	$10,569	$10,146
04/18	$10,091	$10,531	$10,137
05/18	$10,102	$10,652	$10,171
06/18	$10,121	$10,661	$10,206
07/18	$10,129	$10,687	$10,228
08/18	$10,129	$10,714	$10,224
09/18	$10,140	$10,645	$10,204
10/18	$10,151	$10,579	$10,213
11/18	$10,163	$10,697	$10,246
12/18	$10,175	$10,825	$10,284
01/19	$10,196	$10,906	$10,316
02/19	$10,207	$10,000	$10,000
03/19	$10,218	$10,158	$10,027
04/19	$10,230	$10,196	$10,035
05/19	$10,241	$10,337	$10,072
06/19	$10,253	$10,375	$10,103
07/19	$10,262	$10,459	$10,137
08/19	$10,271	$10,624	$10,151
09/19	$10,280	$10,538	$10,130
10/19	$10,289	$10,557	$10,159
11/19	$10,296	$10,584	$10,176
12/19	$10,304	$10,616	$10,191
01/20	$10,309	$10,807	$10,227
02/20	$10,315	$10,946	$10,248
03/20	$10,335	$10,549	$10,197
04/20	$10,338	$10,417	$10,220
05/20	$10,336	$10,748	$10,321
06/20	$10,362	$10,837	$10,321
07/20	$10,366	$11,019	$10,347
08/20	$10,369	$10,967	$10,349
09/20	$10,370	$10,970	$10,357
10/20	$10,371	$10,937	$10,348
11/20	$10,371	$11,102	$10,361
12/20	$10,371	$11,169	$10,371
01/21	$10,382	$11,241	$10,388
02/21	$10,382	$11,062	$10,384
03/21	$10,382	$11,130	$10,392
04/21	$10,382	$11,224	$10,399
05/21	$10,382	$11,257	$10,403
06/21	$10,382	$11,288	$10,403
07/21	$10,383	$11,382	$10,416
08/21	$10,383	$11,340	$10,413
09/21	$10,373	$11,258	$10,403
10/21	$10,373	$11,225	$10,400
11/21	$10,373	$11,321	$10,403
12/21	$10,373	$11,339	$10,403
01/22	$10,353	$11,028	$10,334
02/22	$10,353	$10,989	$10,320
03/22	$10,343	$10,633	$10,235
04/22	$10,344	$10,339	$10,193
05/22	$10,349	$10,492	$10,271
06/22	$10,354	$10,320	$10,274
07/22	$10,361	$10,593	$10,329
08/22	$10,373	$10,361	$10,248
09/22	$10,386	$9,963	$10,159
10/22	$10,394	$9,880	$10,172
11/22	$10,433	$10,342	$10,290
12/22	$10,459	$10,372	$10,285
01/23	$10,481	$10,670	$10,371
02/23	$10,506	$10,429	$10,283
03/23	$10,535	$10,660	$10,394
04/23	$10,563	$10,636	$10,364
05/23	$10,593	$10,544	$10,352
06/23	$10,624	$10,649	$10,402
07/23	$10,654	$10,691	$10,424
08/23	$10,687	$10,537	$10,435
09/23	$10,720	$10,229	$10,392
10/23	$10,754	$10,142	$10,421
11/23	$10,798	$10,785	$10,572
12/23	$10,833	$11,036	$10,633
01/24	$10,863	$10,980	$10,630
02/24	$10,894	$10,994	$10,646
03/24	$10,926	$10,993	$10,646
04/24	$10,961	$10,857	$10,647
05/24	$10,994	$10,825	$10,673
06/24	$11,027	$10,991	$10,733
07/24	$11,057	$11,092	$10,804
08/24	$11,100	$11,179	$10,874
09/24	$11,132	$11,290	$10,909
10/24	$11,154	$11,125	$10,881
11/24	$11,195	$11,317	$10,924
12/24	$11,215	$11,152	$10,922
01/25	$11,251	$11,208	$10,979
02/25	$11,275	$11,319	$11,025
03/25	$11,292	$11,128	$11,036
04/25	$11,326	$11,038	$11,017
05/25	$11,352	$11,045	$11,070
06/25	$11,377	$11,114	$11,127
07/25	$11,411	$11,091	$11,184
08/25	$11,436	$11,188	$11,229
09/25	$11,462	$11,447	$11,238
10/25	$11,476	$11,589	$11,231

Average Annual Return [Table Text Block]

Average Annual Total Returns for the Period Ended October 31, 2025 (%)

AATR	1 Year	5 Years	10 Years
Class A1 without sales load	2.89%	2.05%	1.44%
Class A1 with sales load - 0.50%	2.38%	1.95%	1.39%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Bloomberg Municipal Bond: 1 Year (1-2) Index	3.22%	1.65%	1.50%

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

No Deduction of Taxes [Text Block]

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

Material Change Date	Nov. 01, 2024
AssetsNet		$ 1,163,650,077
Holdings Count | Holding		122
Advisory Fees Paid, Amount		$ 1,627,730
InvestmentCompanyPortfolioTurnover		154.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of October 31, 2025

Total Net Assets	$1,163,650,077
Total Number of Portfolio Holdings	122
Portfolio Turnover Rate	154%
Total Advisory Fees Paid	$1,627,730

Credit Quality Explanation [Text Block]		Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.
Credit Ratings Selection [Text Block]

Credit Quality Allocation (% of total net assets)

AAA	2.5%
AA	29.7%
A	48.3%
BBB	18.8%
N/R	0.7%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Mississippi Business Finance Corp., 4.350%, due 11/01/32	4.8%
Maryland Industrial Development Financing Authority, 5.280%, due 03/01/30	4.3%
Harris County Cultural Education Facilities Finance Corp., 3.700%, due 11/15/46	3.7%
JPMorgan Chase Putters/Drivers Trust, 4.270%, due 03/20/27	2.7%
Pennsylvania Higher Educational Facilities Authority, 4.020%, due 09/01/45	2.3%
State of Ohio, 3.500%, due 10/01/45	2.2%
Health Care Authority for Baptist Health, 4.610%, due 11/01/42	2.2%
Iowa Finance Authority, 3.250%, due 12/01/46	2.2%
Florida Insurance Assistance Interlocal Agency, Inc., 3.960%, due 09/01/32	2.2%
County of Meade, 4.400%, due 08/01/61	2.1%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective October 17, 2025, the Fund's management fee changed from 0.40% on all assets to 0.30% on all assets.

Material Fund Change Expenses [Text Block]		Effective October 17, 2025, the Fund's management fee changed from 0.40% on all assets to 0.30% on all assets.
Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000199222
Shareholder Report [Line Items]
Fund Name		abrdn Ultra Short Municipal Income Fund
Class Name		Institutional Class
Trading Symbol		ATOIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Ultra Short Municipal Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$46	0.45%

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Bloomberg Municipal Bond 1 Year (1-2) Index to show how the Fund’s performance measures against the returns of similar investments for the reporting period. It's important to note that investors cannot invest directly in an index.

What contributed to performance?

The Fund’s exposure to industrial development and pollution control revenue bonds was positive. Within this sector, Maryland Industrial Development Financing Authority’s bonds were a key contributor to performance. Other revenue bonds were also favorable. Within individual holdings, California Statewide Communities Development Authority’s revenue bonds benefited the Fund. In terms of ratings, our holdings in all ratings classes added to returns, while BBB and AA rated bonds were main contributors.

What detracted from performance?

The Fund’s holdings in multi-family and airport bonds slightly detracted from performance. Within individual holdings, the solid waste disposal revenue bonds of West Jefferson Industrial Development Board in Alabama were unfavorable. Given the stable nature of these variable-rate demand notes, they did not see capital appreciation during periods of strong market performance.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Total Return Based on $1,000,000 Investment

The following graph reflects a hypothetical $1,000,000 investment for the most recently completed 10 fiscal years as compared to a broad-based securities market index and an additional performance benchmark.

	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg Municipal Bond: 1 Year (1-2) Index
10/15	$1,000,000	$1,000,000	$1,000,000
11/15	$1,000,462	$1,003,976	$998,750
12/15	$1,000,806	$1,011,029	$998,587
01/16	$1,001,181	$1,023,093	$1,001,654
02/16	$1,001,577	$1,024,702	$1,003,226
03/16	$1,002,083	$1,027,948	$1,001,812
04/16	$1,002,676	$1,035,506	$1,002,924
05/16	$1,003,315	$1,038,307	$1,003,430
06/16	$1,003,907	$1,054,825	$1,005,171
07/16	$1,004,487	$1,055,469	$1,006,929
08/16	$1,005,086	$1,056,893	$1,005,415
09/16	$1,004,745	$1,051,618	$1,003,270
10/16	$1,006,423	$1,040,586	$1,003,978
11/16	$1,005,989	$1,001,777	$999,616
12/16	$1,006,604	$1,013,538	$1,001,585
01/17	$1,008,253	$1,020,220	$1,005,231
02/17	$1,008,916	$1,027,304	$1,008,534
03/17	$1,009,653	$1,029,534	$1,008,521
04/17	$1,010,489	$1,037,004	$1,010,128
05/17	$1,011,289	$1,053,462	$1,012,016
06/17	$1,012,102	$1,049,684	$1,011,156
07/17	$1,012,882	$1,058,177	$1,013,585
08/17	$1,013,624	$1,066,229	$1,015,866
09/17	$1,014,378	$1,060,808	$1,014,655
10/17	$1,015,178	$1,063,398	$1,014,754
11/17	$1,015,999	$1,057,704	$1,010,177
12/17	$1,016,015	$1,068,759	$1,010,844
01/18	$1,018,120	$1,056,177	$1,013,659
02/18	$1,019,069	$1,053,021	$1,015,398
03/18	$1,020,187	$1,056,907	$1,014,644
04/18	$1,021,508	$1,053,136	$1,013,723
05/18	$1,022,752	$1,065,195	$1,017,068
06/18	$1,023,869	$1,066,104	$1,020,646
07/18	$1,024,861	$1,068,691	$1,022,770
08/18	$1,026,118	$1,071,436	$1,022,401
09/18	$1,027,389	$1,064,499	$1,020,442
10/18	$1,028,745	$1,057,944	$1,021,342
11/18	$1,030,157	$1,069,654	$1,024,550
12/18	$1,031,629	$1,082,461	$1,028,401
01/19	$1,032,922	$1,090,644	$1,031,599
02/19	$1,034,199	$1,000,000	$1,000,000
03/19	$1,035,545	$1,015,808	$1,002,735
04/19	$1,037,019	$1,019,625	$1,003,475
05/19	$1,038,355	$1,033,682	$1,007,211
06/19	$1,039,732	$1,037,499	$1,010,325
07/19	$1,040,885	$1,045,860	$1,013,655
08/19	$1,042,021	$1,062,357	$1,015,084
09/19	$1,043,157	$1,053,842	$1,012,956
10/19	$1,044,276	$1,055,730	$1,015,869
11/19	$1,045,200	$1,058,370	$1,017,633
12/19	$1,046,183	$1,061,602	$1,019,137
01/20	$1,046,975	$1,080,675	$1,022,728
02/20	$1,047,781	$1,094,611	$1,024,801
03/20	$1,050,065	$1,054,906	$1,019,696
04/20	$1,050,586	$1,041,667	$1,022,047
05/20	$1,051,589	$1,074,804	$1,032,148
06/20	$1,052,392	$1,083,650	$1,032,137
07/20	$1,054,076	$1,101,901	$1,034,724
08/20	$1,054,540	$1,096,731	$1,034,892
09/20	$1,053,819	$1,096,963	$1,035,666
10/20	$1,054,132	$1,093,668	$1,034,833
11/20	$1,055,438	$1,110,173	$1,036,128
12/20	$1,055,681	$1,116,935	$1,037,053
01/21	$1,055,882	$1,124,053	$1,038,766
02/21	$1,056,009	$1,106,193	$1,038,423
03/21	$1,056,041	$1,113,016	$1,039,175
04/21	$1,056,113	$1,122,351	$1,039,891
05/21	$1,056,164	$1,125,700	$1,040,307
06/21	$1,056,213	$1,128,791	$1,040,253
07/21	$1,056,230	$1,138,152	$1,041,556
08/21	$1,056,250	$1,133,976	$1,041,343
09/21	$1,056,277	$1,125,792	$1,040,260
10/21	$1,056,297	$1,122,500	$1,040,035
11/21	$1,056,324	$1,132,056	$1,040,336
12/21	$1,055,295	$1,133,882	$1,040,250
01/22	$1,054,265	$1,102,845	$1,033,368
02/22	$1,054,350	$1,098,894	$1,032,042
03/22	$1,053,489	$1,063,271	$1,023,455
04/22	$1,052,788	$1,033,861	$1,019,329
05/22	$1,053,436	$1,049,219	$1,027,092
06/22	$1,055,283	$1,032,035	$1,027,389
07/22	$1,056,188	$1,059,303	$1,032,932
08/22	$1,057,673	$1,036,087	$1,024,755
09/22	$1,058,081	$996,321	$1,015,932
10/22	$1,060,202	$988,035	$1,017,244
11/22	$1,063,360	$1,034,249	$1,028,969
12/22	$1,066,194	$1,037,210	$1,028,460
01/23	$1,069,734	$1,067,004	$1,037,092
02/23	$1,072,574	$1,042,877	$1,028,326
03/23	$1,075,698	$1,066,016	$1,039,366
04/23	$1,078,757	$1,063,581	$1,036,355
05/23	$1,082,060	$1,054,364	$1,035,225
06/23	$1,085,473	$1,064,926	$1,040,154
07/23	$1,088,804	$1,069,139	$1,042,392
08/23	$1,092,408	$1,053,747	$1,043,520
09/23	$1,095,944	$1,022,863	$1,039,216
10/23	$1,099,699	$1,014,159	$1,042,078
11/23	$1,103,306	$1,078,539	$1,057,173
12/23	$1,108,223	$1,103,606	$1,063,349
01/24	$1,111,560	$1,097,970	$1,062,999
02/24	$1,114,896	$1,099,380	$1,064,638
03/24	$1,118,447	$1,099,345	$1,064,564
04/24	$1,122,207	$1,085,730	$1,064,694
05/24	$1,125,904	$1,082,545	$1,067,270
06/24	$1,129,497	$1,099,138	$1,073,303
07/24	$1,132,760	$1,109,157	$1,080,362
08/24	$1,136,323	$1,117,904	$1,087,444
09/24	$1,139,860	$1,128,953	$1,090,862
10/24	$1,143,444	$1,112,492	$1,088,136
11/24	$1,146,768	$1,131,709	$1,092,413
12/24	$1,150,154	$1,115,233	$1,092,153
01/25	$1,152,970	$1,120,822	$1,097,881
02/25	$1,155,633	$1,131,935	$1,102,489
03/25	$1,158,806	$1,112,752	$1,103,646
04/25	$1,162,489	$1,103,787	$1,101,714
05/25	$1,165,410	$1,104,496	$1,106,975
06/25	$1,168,238	$1,111,372	$1,112,705
07/25	$1,170,846	$1,109,127	$1,118,358
08/25	$1,173,641	$1,118,767	$1,122,888
09/25	$1,176,542	$1,144,676	$1,123,755
10/25	$1,179,451	$1,158,873	$1,123,129

Average Annual Return [Table Text Block]

Average Annual Total Returns for the Period Ended October 31, 2025 (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	3.15%	2.27%	1.66%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Bloomberg Municipal Bond: 1 Year (1-2) Index	3.22%	1.65%	1.50%

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

No Deduction of Taxes [Text Block]

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

Material Change Date	Nov. 01, 2024
AssetsNet		$ 1,163,650,077
Holdings Count | Holding		122
Advisory Fees Paid, Amount		$ 1,627,730
InvestmentCompanyPortfolioTurnover		154.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of October 31, 2025

Total Net Assets	$1,163,650,077
Total Number of Portfolio Holdings	122
Portfolio Turnover Rate	154%
Total Advisory Fees Paid	$1,627,730

Credit Quality Explanation [Text Block]		Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.
Credit Ratings Selection [Text Block]

Credit Quality Allocation (% of total net assets)

AAA	2.5%
AA	29.7%
A	48.3%
BBB	18.8%
N/R	0.7%

Ratings and portfolio credit quality will vary over time. Credit quality ratings on the underlying securities of the Fund are received from S&P, Moody’s and Fitch and are an indication of the issuer’s creditworthiness. The chart reflects the highest security rating provided by one or more of these rating agencies.

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Mississippi Business Finance Corp., 4.350%, due 11/01/32	4.8%
Maryland Industrial Development Financing Authority, 5.280%, due 03/01/30	4.3%
Harris County Cultural Education Facilities Finance Corp., 3.700%, due 11/15/46	3.7%
JPMorgan Chase Putters/Drivers Trust, 4.270%, due 03/20/27	2.7%
Pennsylvania Higher Educational Facilities Authority, 4.020%, due 09/01/45	2.3%
State of Ohio, 3.500%, due 10/01/45	2.2%
Health Care Authority for Baptist Health, 4.610%, due 11/01/42	2.2%
Iowa Finance Authority, 3.250%, due 12/01/46	2.2%
Florida Insurance Assistance Interlocal Agency, Inc., 3.960%, due 09/01/32	2.2%
County of Meade, 4.400%, due 08/01/61	2.1%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective October 17, 2025, the Fund's management fee changed from 0.40% on all assets to 0.30% on all assets.

Material Fund Change Expenses [Text Block]		Effective October 17, 2025, the Fund's management fee changed from 0.40% on all assets to 0.30% on all assets.
Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000199209
Shareholder Report [Line Items]
Fund Name		abrdn Dynamic Dividend Fund
Class Name		Class A
Trading Symbol		ADAVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Dynamic Dividend Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$164	1.51%

Expenses Paid, Amount		$ 164
Expense Ratio, Percent		1.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI All Country World Index (Net TR) to show how the Fund’s performance measures against the returns of similar investments for the reporting period. It's important to note that investors cannot invest directly in an index.

What contributed to performance?

Broadcom was a top contributor as investors became more bullish on the growth prospects for artificial intelligence (AI) accelerators and the company’s custom application-specific integrated circuits business in particular. Samsung Electronics gained momentum after a landmark $16.5 billion AI chip supply deal with Tesla, and the new U.S.-Korea tariff agreement also supported the shares by reducing uncertainty and helping to offset steep semiconductor losses. Shares of BAE Systems, a UK-based defense company, performed well as the company looked well positioned to benefit from increased defense spending by EU countries as they sought to reduce their reliance on the U.S.

What detracted from performance?

The top detractors included NVIDIA and Tesla, neither of which is held in the Fund given the former’s minimal dividend yield and the latter’s absence of any. Shares of Target Corporation came under pressure after the company reported its fourth-quarter results for the period ended February 1, 2025 and issued a conservative outlook for the full fiscal year ending January 31, 2026. At the time of that update, the company noted a slow start to February sales, reflecting cold weather and weaker consumer sentiment related to tariffs. Teleperformance, the French information technology services group, reported lower-than-expected first-half results in its Specialized Services segment and reduced its guidance for the year.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with sales load	MSCI All Country World Index (Net TR)
10/15	$9,419	$10,000
11/15	$9,392	$9,917
12/15	$9,187	$9,739
01/16	$8,624	$9,151
02/16	$8,417	$9,088
03/16	$9,061	$9,762
04/16	$9,189	$9,906
05/16	$9,265	$9,918
06/16	$9,132	$9,858
07/16	$9,500	$10,283
08/16	$9,551	$10,318
09/16	$9,576	$10,381
10/16	$9,413	$10,205
11/16	$9,627	$10,282
12/16	$9,842	$10,504
01/17	$10,085	$10,792
02/17	$10,412	$11,094
03/17	$10,520	$11,230
04/17	$10,740	$11,405
05/17	$10,932	$11,657
06/17	$11,014	$11,710
07/17	$11,236	$12,037
08/17	$11,177	$12,083
09/17	$11,459	$12,317
10/17	$11,571	$12,573
11/17	$11,883	$12,816
12/17	$12,111	$13,023
01/18	$12,687	$13,757
02/18	$12,046	$13,180
03/18	$11,927	$12,897
04/18	$12,100	$13,021
05/18	$12,098	$13,037
06/18	$11,977	$12,966
07/18	$12,362	$13,357
08/18	$12,421	$13,462
09/18	$12,359	$13,521
10/18	$11,662	$12,508
11/18	$11,811	$12,690
12/18	$10,895	$11,797
01/19	$11,842	$12,728
02/19	$11,962	$13,069
03/19	$11,928	$13,233
04/19	$12,298	$13,680
05/19	$11,482	$12,868
06/19	$12,234	$13,711
07/19	$12,262	$13,751
08/19	$12,198	$13,425
09/19	$12,545	$13,707
10/19	$12,863	$14,082
11/19	$13,117	$14,426
12/19	$13,664	$14,934
01/20	$13,399	$14,769
02/20	$12,412	$13,576
03/20	$10,409	$11,743
04/20	$11,528	$13,002
05/20	$12,094	$13,567
06/20	$12,391	$14,000
07/20	$12,823	$14,741
08/20	$13,495	$15,643
09/20	$13,052	$15,139
10/20	$12,569	$14,771
11/20	$14,242	$16,591
12/20	$15,030	$17,362
01/21	$15,129	$17,283
02/21	$15,401	$17,683
03/21	$15,885	$18,155
04/21	$16,475	$18,949
05/21	$16,927	$19,244
06/21	$16,854	$19,498
07/21	$16,957	$19,632
08/21	$17,131	$20,123
09/21	$16,271	$19,292
10/21	$17,019	$20,277
11/21	$16,511	$19,789
12/21	$17,479	$20,580
01/22	$17,147	$19,569
02/22	$16,487	$19,064
03/22	$16,666	$19,477
04/22	$15,595	$17,918
05/22	$15,816	$17,939
06/22	$14,740	$16,427
07/22	$15,373	$17,574
08/22	$14,692	$16,927
09/22	$13,368	$15,306
10/22	$14,239	$16,230
11/22	$15,681	$17,489
12/22	$15,105	$16,801
01/23	$15,985	$18,005
02/23	$15,479	$17,489
03/23	$15,866	$18,028
04/23	$16,251	$18,287
05/23	$15,738	$18,091
06/23	$16,402	$19,142
07/23	$16,793	$19,843
08/23	$16,237	$19,288
09/23	$15,474	$18,491
10/23	$15,151	$17,935
11/23	$16,314	$19,590
12/23	$17,078	$20,531
01/24	$16,872	$20,651
02/24	$17,276	$21,537
03/24	$17,725	$22,214
04/24	$17,105	$21,481
05/24	$17,844	$22,353
06/24	$17,881	$22,851
07/24	$18,295	$23,220
08/24	$18,837	$23,809
09/24	$19,087	$24,362
10/24	$18,489	$23,816
11/24	$18,784	$24,706
12/24	$18,354	$24,121
01/25	$18,907	$24,931
02/25	$19,032	$24,781
03/25	$18,553	$23,802
04/25	$18,596	$24,024
05/25	$19,289	$25,405
06/25	$19,943	$26,546
07/25	$19,895	$26,906
08/25	$20,464	$27,570
09/25	$21,258	$28,569
10/25	$21,566	$29,208

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A without sales load	16.64%	11.40%	8.64%
Class A with sales load - 5.75%	9.84%	10.12%	7.99%
MSCI All Country World Index (Net TR)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

Material Change Date	Nov. 01, 2024
AssetsNet		$ 97,043,172
Holdings Count | Holding		83
Advisory Fees Paid, Amount		$ 795,503
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of October 31, 2025

Total Net Assets	$97,043,172
Total Number of Portfolio Holdings	83
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$795,503

Holdings [Text Block]

Sector Allocation (% of total net assets)

Information Technology	25.1%
Financials	15.4%
Industrials	12.4%
Health Care	8.8%
Consumer Discretionary	8.0%
Consumer Staples	6.4%
Communication Services	5.9%
Utilities	5.5%
Energy	4.4%
Real Estate	2.4%
Materials	2.4%
Other	3.3%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Broadcom, Inc.	3.9%
Alphabet, Inc., Class C	3.8%
Microsoft Corp.	3.8%
Apple, Inc.	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%
Samsung Electronics Co. Ltd.	2.2%
Goldman Sachs Group, Inc.	1.6%
JPMorgan Chase & Co.	1.6%
ASML Holding NV	1.5%
Mitsubishi UFJ Financial Group, Inc.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective February 28, 2025, the abrdn Dynamic Dividend Fund revised its non-fundamental policy to remove reference to the language "that it believes are undervalued relative to the market and to the securities’ historic valuations". There was no change to how the Fund is managed following the revision of the non-fundamental policy.

Material Fund Change Strategies [Text Block]

Effective February 28, 2025, the abrdn Dynamic Dividend Fund revised its non-fundamental policy to remove reference to the language "that it believes are undervalued relative to the market and to the securities’ historic valuations". There was no change to how the Fund is managed following the revision of the non-fundamental policy.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature
C000199210
Shareholder Report [Line Items]
Fund Name		abrdn Dynamic Dividend Fund
Class Name		Institutional Class
Trading Symbol		ADVDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the abrdn Dynamic Dividend Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 866-667-9231.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		866-667-9231
Additional Information Website		aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$137	1.26%

Expenses Paid, Amount		$ 137
Expense Ratio, Percent		1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the MSCI All Country World Index (Net TR) to show how the Fund’s performance measures against the returns of similar investments for the reporting period. It's important to note that investors cannot invest directly in an index.

What contributed to performance?

Broadcom was a top contributor as investors became more bullish on the growth prospects for artificial intelligence (AI) accelerators and the company’s custom application-specific integrated circuits business in particular. Samsung Electronics gained momentum after a landmark $16.5 billion AI chip supply deal with Tesla, and the new U.S.-Korea tariff agreement also supported the shares by reducing uncertainty and helping to offset steep semiconductor losses. Shares of BAE Systems, a UK-based defense company, performed well as the company looked well positioned to benefit from increased defense spending by EU countries as they sought to reduce their reliance on the U.S.

What detracted from performance?

The top detractors included NVIDIA and Tesla, neither of which is held in the Fund given the former’s minimal dividend yield and the latter’s absence of any. Shares of Target Corporation came under pressure after the company reported its fourth-quarter results for the period ended February 1, 2025 and issued a conservative outlook for the full fiscal year ending January 31, 2026. At the time of that update, the company noted a slow start to February sales, reflecting cold weather and weaker consumer sentiment related to tariffs. Teleperformance, the French information technology services group, reported lower-than-expected first-half results in its Specialized Services segment and reduced its guidance for the year.

Performance Past Does Not Indicate Future [Text]		THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Institutional Class	MSCI All Country World Index (Net TR)
10/15	$1,000,000	$1,000,000
11/15	$997,319	$991,744
12/15	$975,755	$973,860
01/16	$916,126	$915,126
02/16	$894,313	$908,827
03/16	$962,896	$976,179
04/16	$976,691	$990,589
05/16	$985,015	$991,840
06/16	$968,272	$985,832
07/16	$1,010,371	$1,028,318
08/16	$1,013,193	$1,031,776
09/16	$1,016,031	$1,038,100
10/16	$1,001,761	$1,020,480
11/16	$1,021,854	$1,028,235
12/16	$1,047,833	$1,050,447
01/17	$1,073,957	$1,079,169
02/17	$1,108,977	$1,109,442
03/17	$1,120,712	$1,123,014
04/17	$1,144,306	$1,140,516
05/17	$1,162,093	$1,165,702
06/17	$1,174,012	$1,171,003
07/17	$1,197,972	$1,203,728
08/17	$1,191,952	$1,208,340
09/17	$1,222,204	$1,231,685
10/17	$1,234,365	$1,257,261
11/17	$1,267,974	$1,281,600
12/17	$1,292,536	$1,302,261
01/18	$1,354,232	$1,375,730
02/18	$1,289,154	$1,317,952
03/18	$1,273,585	$1,289,739
04/18	$1,295,489	$1,302,056
05/18	$1,292,314	$1,303,681
06/18	$1,279,675	$1,296,621
07/18	$1,321,033	$1,335,723
08/18	$1,327,525	$1,346,217
09/18	$1,321,127	$1,352,076
10/18	$1,246,900	$1,250,753
11/18	$1,263,127	$1,269,046
12/18	$1,168,773	$1,179,661
01/19	$1,267,076	$1,272,807
02/19	$1,280,223	$1,306,851
03/19	$1,276,847	$1,323,286
04/19	$1,316,748	$1,367,967
05/19	$1,229,678	$1,286,821
06/19	$1,310,491	$1,371,081
07/19	$1,313,851	$1,375,099
08/19	$1,307,243	$1,342,478
09/19	$1,344,702	$1,370,726
10/19	$1,379,092	$1,408,241
11/19	$1,406,708	$1,442,618
12/19	$1,465,660	$1,493,420
01/20	$1,437,532	$1,476,924
02/20	$1,331,817	$1,357,633
03/20	$1,117,224	$1,174,348
04/20	$1,237,577	$1,300,150
05/20	$1,298,582	$1,356,695
06/20	$1,330,759	$1,400,045
07/20	$1,381,094	$1,474,089
08/20	$1,449,916	$1,564,311
09/20	$1,402,582	$1,513,873
10/20	$1,354,670	$1,477,073
11/20	$1,534,684	$1,659,141
12/20	$1,616,036	$1,736,174
01/21	$1,627,006	$1,728,278
02/21	$1,656,595	$1,768,311
03/21	$1,712,737	$1,815,541
04/21	$1,776,573	$1,894,921
05/21	$1,821,899	$1,924,410
06/21	$1,814,437	$1,949,769
07/21	$1,825,896	$1,963,204
08/21	$1,845,044	$2,012,342
09/21	$1,752,802	$1,929,213
10/21	$1,833,750	$2,027,687
11/21	$1,779,327	$1,978,859
12/21	$1,884,031	$2,058,014
01/22	$1,852,599	$1,956,940
02/22	$1,777,837	$1,906,398
03/22	$1,797,564	$1,947,689
04/22	$1,682,350	$1,791,792
05/22	$1,706,543	$1,793,889
06/22	$1,590,807	$1,642,671
07/22	$1,659,467	$1,757,382
08/22	$1,586,341	$1,692,685
09/22	$1,443,727	$1,530,645
10/22	$1,538,061	$1,623,015
11/22	$1,694,207	$1,748,902
12/22	$1,632,333	$1,680,081
01/23	$1,727,744	$1,800,504
02/23	$1,677,582	$1,748,901
03/23	$1,715,620	$1,802,824
04/23	$1,757,710	$1,828,735
05/23	$1,702,536	$1,809,149
06/23	$1,774,693	$1,914,190
07/23	$1,817,374	$1,984,264
08/23	$1,757,538	$1,928,816
09/23	$1,679,638	$1,849,058
10/23	$1,640,723	$1,793,463
11/23	$1,771,393	$1,958,992
12/23	$1,850,185	$2,053,090
01/24	$1,828,211	$2,065,126
02/24	$1,872,434	$2,153,747
03/24	$1,921,431	$2,221,368
04/24	$1,854,647	$2,148,078
05/24	$1,939,640	$2,235,320
06/24	$1,944,099	$2,285,105
07/24	$1,984,831	$2,321,958
08/24	$2,048,646	$2,380,928
09/24	$2,071,603	$2,436,239
10/24	$2,007,114	$2,381,553
11/24	$2,039,552	$2,470,632
12/24	$1,993,325	$2,412,148
01/25	$2,053,814	$2,493,114
02/25	$2,067,776	$2,478,095
03/25	$2,020,779	$2,380,199
04/25	$2,021,146	$2,402,398
05/25	$2,096,901	$2,540,485
06/25	$2,168,505	$2,654,555
07/25	$2,163,624	$2,690,556
08/25	$2,225,990	$2,756,988
09/25	$2,312,798	$2,856,907
10/25	$2,346,728	$2,920,804

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	16.92%	11.62%	8.90%
MSCI All Country World Index (Net TR)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]

Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.aberdeeninvestments.com/en-us/investor/funds/view-all-funds?page=1 for the most recent performance information.

Material Change Date	Nov. 01, 2024
AssetsNet		$ 97,043,172
Holdings Count | Holding		83
Advisory Fees Paid, Amount		$ 795,503
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of October 31, 2025

Total Net Assets	$97,043,172
Total Number of Portfolio Holdings	83
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$795,503

Holdings [Text Block]

Sector Allocation (% of total net assets)

Information Technology	25.1%
Financials	15.4%
Industrials	12.4%
Health Care	8.8%
Consumer Discretionary	8.0%
Consumer Staples	6.4%
Communication Services	5.9%
Utilities	5.5%
Energy	4.4%
Real Estate	2.4%
Materials	2.4%
Other	3.3%

Largest Holdings [Text Block]

Ten Largest Holdings (% of total net assets)

Broadcom, Inc.	3.9%
Alphabet, Inc., Class C	3.8%
Microsoft Corp.	3.8%
Apple, Inc.	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%
Samsung Electronics Co. Ltd.	2.2%
Goldman Sachs Group, Inc.	1.6%
JPMorgan Chase & Co.	1.6%
ASML Holding NV	1.5%
Mitsubishi UFJ Financial Group, Inc.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Effective February 28, 2025, the abrdn Dynamic Dividend Fund revised its non-fundamental policy to remove reference to the language "that it believes are undervalued relative to the market and to the securities’ historic valuations". There was no change to how the Fund is managed following the revision of the non-fundamental policy.

Material Fund Change Strategies [Text Block]

Effective February 28, 2025, the abrdn Dynamic Dividend Fund revised its non-fundamental policy to remove reference to the language "that it believes are undervalued relative to the market and to the securities’ historic valuations". There was no change to how the Fund is managed following the revision of the non-fundamental policy.

Summary of Change Legend [Text Block]

Below is a summary of certain changes for the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at aberdeeninvestments.com/us/literature or upon request at 866-667-9231.

Updated Prospectus Phone Number		866-667-9231
Updated Prospectus Web Address		aberdeeninvestments.com/us/literature